John Hancock Disciplined Value Fund

Prospectus 7/1/17 (as revised 2/6/18)

Class A	JVLAX
Class B	JVLBX
Class C	JVLCX
Class I	JVLIX
Class I2	JVLTX
Class R1	JDVOX
Class R2	JDVPX
Class R3	JDVHX
Class R4	JDVFX
Class R5	JDVVX
Class R6	JDVWX

As with all mutual funds, the Securities and Exchange Commission has not approved or disapproved these securities or passed upon the adequacy of this prospectus. Any representation to the contrary is a criminal offense.

Fund summary	Fund details	Your account
The summary section is a concise look at the investment objective, fees and expenses, principal investment strategies, principal risks, past performance, and investment management.	More about topics covered in the summary section, including descriptions of the investment strategies and various risk factors that investors should understand before investing.	How to place an order to buy, sell, or exchange shares, as well as information about the business policies and any distributions that may be paid.

1	John Hancock Disciplined Value Fund	5	Principal investment strategies	16	Choosing an eligible share class
		5	Principal risks of investing	17	Class cost structure
		8	Who's who	19	How sales charges for Class A, Class B, and Class C shares are calculated
		10	Financial highlights	19	Sales charge reductions and waivers
				21	Opening an account
				22	Information for plan participants
				23	Buying shares
				26	Selling shares
				32	Transaction policies
				35	Dividends and account policies
				36	Additional investor services
				36	Appendix 1 - Intermediary sales charge waivers
					For more information See back cover

Fund summary

John Hancock Disciplined Value Fund

Investment objective

The fund seeks to provide long-term growth of capital primarily through investment in equity securities. Current income is a secondary objective.

Fees and expenses

This table describes the fees and expenses you may pay if you buy and hold shares of the fund. You may qualify for sales charge discounts on Class A shares if you and your family invest, or agree to invest in the future, at least $50,000 in the John Hancock family of funds. Intermediaries may have different policies and procedures regarding the availability of front-end sales charge waivers or CDSC waivers (See Appendix 1 to the prospectus - Intermediary sales charge waivers). More information about these and other discounts is available from your financial representative and on pages 19 to 21 of this prospectus under "Sales charge reductions and waivers" or pages 94 to 98 of the fund's Statement of Additional Information under "Sales Charges on Class A, Class B, and Class C Shares."

Shareholder fees (%) (fees paid directly from your investment)	A	B	C	I	I2	R1	R2	R3	R4	R5	R6
Maximum front-end sales charge (load) on purchases, as a % of purchase price	5.00	None	None	None	None	None	None	None	None	None	None
Maximum deferred sales charge (load) as a % of purchase or sale price, whichever is less	1.00 (on certain purchases, including those of $1 million or more)	5.00	1.00	None	None	None	None	None	None	None	None
Small account fee (for fund account balances under $1,000) ($)	20	20	20	None	None	None	None	None	None	None	None

Annual fund operating expenses (%) (expenses that you pay each year as a percentage of the value of your investment)	A	B	C	I	I2	R1	R2		R3		R4		R5		R6
Management fee	0.66	0.66	0.66	0.66	0.66	0.66	0.66		0.66		0.66		0.66		0.66
Distribution and service (Rule 12b-1) fees	0.25	1.00	1.00	0.00	0.00	0.50	0.25		0.50		0.25		0.00		0.00
Other expenses
Service plan fee	0.00	0.00	0.00	0.00	0.00	0.25	0.25		0.15	[1]	0.10		0.05		0.00
Additional other expenses	0.16	0.16	0.16	0.15	0.15	0.06	0.06	[2]	0.06		0.06		0.06	[2]	0.06
Total other expenses	0.16	0.16	0.16	0.15	0.15	0.31	0.31		0.21		0.16		0.11		0.06
Total annual fund operating expenses	1.07	1.82	1.82	0.81	0.81	1.47	1.22		1.37		1.07		0.77		0.72
Contractual expense reimbursement	0.00	0.00	0.00	0.00	0.00	0.00	0.00		0.00		–0.10	[3]	0.00		0.00
Total annual fund operating expenses after expense reimbursements	1.07	1.82	1.82	0.81	0.81	1.47	1.22		1.37		0.97		0.77		0.72

1 "Service plan fee" has been restated to reflect maximum allowable fees.

2 "Other expenses" have been restated from fiscal year amounts to reflect current fees and expenses.

3 The distributor contractually agrees to waive and limit its Rule 12b-1 fees for Class R4 shares to the extent necessary to achieve aggregate fees paid to the distributor of 0.15%. This agreement expires on June 30, 2018, unless renewed by mutual agreement of the fund and the distributor based upon a determination that this is appropriate under the circumstances at that time.

Expense example

This example is intended to help you compare the cost of investing in the fund with the cost of investing in other mutual funds. Please see below a hypothetical example showing the expenses of a $10,000 investment for the time periods indicated and then, except as shown below, assuming you sell all of your shares at the end of those periods. The example assumes a 5% average annual return and that fund expenses will not change over the periods. Although your actual costs may be higher or lower, based on these assumptions, your costs would be:

Expenses ($)	A	B		C		I	I2	R1	R2	R3	R4	R5	R6
		Sold	Not Sold	Sold	Not Sold
1 year	604	685	185	285	185	83	83	150	124	139	99	79	74
3 years	823	873	573	573	573	259	259	465	387	434	330	246	230
5 years	1,061	1,185	985	985	985	450	450	803	670	750	580	428	401
10 years	1,740	1,940	1,940	2,137	2,137	1,002	1,002	1,757	1,477	1,646	1,297	954	894

Portfolio turnover

The fund pays transaction costs, such as commissions, when it buys and sells securities (or "turns over" its portfolio). A higher portfolio turnover rate may indicate higher transaction costs and may result in higher taxes when fund shares are held in a taxable account. These costs, which are not reflected in annual fund operating expenses or in the example, affect the fund's performance. During its most recent fiscal year, the fund's portfolio turnover rate was 65% of the average value of its portfolio.

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Principal investment strategies

The fund pursues its objective by investing, under normal circumstances, at least 80% of its net assets in a diversified portfolio consisting primarily of equity securities, such as common stocks, of issuers with a market capitalization of $1 billion or greater and identified by the manager as having value characteristics.

In seeking this investment objective, the manager examines various factors to determine the value characteristics of such issuers, including price-to-book ratios and price-to-earnings ratios. These value characteristics are examined in the context of the issuer's operating and financial fundamentals, such as return on equity, earnings growth, and cash flow. The manager selects securities for the fund based on a continuous study of trends in industries and companies , earnings power, growth and other investment criteria. The fund may focus its investments in a particular sector or sectors of the economy.

The fund may also invest up to 20% of its total assets in foreign currency-denominated securities.

The fund may invest up to 15% of its net assets in illiquid securities, including securities that are illiquid by virtue of the absence of a readily available market or legal or contractual restrictions on resale.

The fund may participate as a purchaser in initial public offerings of securities (IPOs). An IPO is a company's first offering of stock to the public. The fund may trade securities actively.

Principal risks

An investment in the fund is not a bank deposit and is not insured or guaranteed by the Federal Deposit Insurance Corporation or any other government agency. Many factors affect performance, and fund shares will fluctuate in price, meaning you could lose money. The fund's investment strategy may not produce the intended results.

During periods of heightened market volatility or reduced liquidity, governments, their agencies, or other regulatory bodies, both within the United States and abroad, may take steps to intervene. These actions, which could include legislative, regulatory, or economic initiatives, might have unforeseeable consequences and could adversely affect the fund's performance or otherwise constrain the fund's ability to achieve its investment objective.

The fund's main risks are listed below in alphabetical order. Before investing, be sure to read the additional descriptions of these risks beginning on page 5 of the prospectus.

Cybersecurity risk. Cybersecurity breaches may allow an unauthorized party to gain access to fund assets, customer data, or proprietary information, or cause a fund or its service providers to suffer data corruption or lose operational functionality. Similar incidents affecting issuers of a fund's securities may negatively impact performance.

Economic and market events risk. Events in the U.S. and global financial markets, including actions taken by the U.S. Federal Reserve or foreign central banks to stimulate or stabilize economic growth, may at times result in unusually high market volatility, which could negatively impact performance. Reduced liquidity in credit and fixed-income markets could adversely affect issuers worldwide. Banks and financial services companies could suffer losses if interest rates rise or economic conditions deteriorate.

Equity securities risk. The price of equity securities may decline due to changes in a company's financial condition or overall market conditions. Securities the manager believes are undervalued may never realize their full potential, and in certain markets value stocks may underperform the market as a whole.

Foreign securities risk. Less information may be publicly available regarding foreign issuers. Foreign securities may be subject to foreign taxes and may be more volatile than U.S. securities. Currency fluctuations and political and economic developments may adversely impact the value of foreign securities.

Initial public offerings risk. IPO share prices are frequently volatile and may significantly impact fund performance.

Large company risk. Larger companies may grow more slowly than smaller companies or be slower to respond to business developments. Large-capitalization securities may underperform the market as a whole.

Liquidity risk. The extent (if at all) to which a security may be sold or a derivative position closed without negatively impacting its market value may be impaired by reduced market activity or participation, legal restrictions, or other economic and market impediments.

Sector risk. When a fund focuses its investments in certain sectors of the economy, its performance may be driven largely by sector performance and could fluctuate more widely than if the fund were invested more evenly across sectors.

Small and mid-sized company risk. Small and mid-sized companies are generally less established and may be more volatile than larger companies. Small and/or mid-capitalization securities may underperform the market as a whole.

Value investment risk. Value stocks may underperform the market as a whole, which may cause value-oriented funds to underperform equity funds with other investment strategies. Securities the manager believes are undervalued may never perform as expected.

Past performance

The following information illustrates the variability of the fund's returns and provides some indication of the risks of investing in the fund by showing changes in the fund's performance from year to year compared with a broad-based market index. The S&P 500 Index shows how the fund's performance compares against the returns of similar investments. Past performance (before and after taxes) does not indicate future results. All figures assume dividend reinvestment. Performance information is updated daily, monthly, and quarterly and may be obtained at our website, jhinvestments.com, or by calling 800-225-5291, Monday to Thursday,

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8:00 A.M.—7:00 P.M., and Friday, 8:00 A.M.—6:00 P.M., Eastern time (Class A, Class B and Class C shares), or 888-972-8696 between 8:30 A.M. and 5:00 P.M., Eastern time, on most business days (Class I, Class I2, and Class R suite).

A note on performance

Class A, Class B, Class C, Class I, and Class I2 shares commenced operations on December 22, 2008; Class R3, Class R4, and Class R5 shares commenced operations on May 22, 2009; Class R1, Class R6, and Class R2 shares commenced operations on July 13, 2009, September 1, 2011, and March 1, 2012, respectively. Investor shares and Institutional shares of Robeco Boston Partners Large Cap Value Fund (the predecessor fund) commenced operations on January 16, 1997 and January 2, 1997, respectively. Returns shown prior to Class A, Class B, and Class C shares' commencement date are those of the predecessor fund's Investor shares. Returns shown prior to Class I and Class I2 shares' commencement date are those of the predecessor fund's Institutional shares. Returns shown prior to Class R1, Class R2, Class R3, Class R4, Class R5, and Class R6 shares' commencement dates are those of the predecessor fund's Investor shares (prior to December 22, 2008) and the fund's Class A shares (from December 22, 2008), except that they do not include the fund's Class A shares sales charges and would be lower if they did.1 Returns for Class R1, Class R2, Class R3, Class R4, Class R5, and Class R6 shares would have been substantially similar to returns of Class A shares because each share class is invested in the same portfolio of securities and returns would differ only to the extent that expenses of the classes are different.

Please note that after-tax returns (shown for Class A shares only) reflect the highest individual federal marginal income-tax rate in effect as of the date provided and do not reflect any state or local taxes. Your actual after-tax returns may be different. After-tax returns are not relevant to shares held in an IRA, 401(k), or other tax-advantaged investment plan. After-tax returns for other share classes would vary.

Calendar year total returns (%)—Class A (sales charges are not reflected in the bar chart and returns would have been lower if they were)

Year-to-date total return. The fund's total return for the three months ended March 31, 2017, was 3.81%.
Best quarter: Q2 '09, 18.05%
Worst quarter: Q4 '08, –20.55%

Average annual total returns (%)—as of 12/31/16	1 year	5 year	10 year
Class A (before tax)	7.96	12.89	5.37
after tax on distributions	7.72	11.93	5.31
after tax on distributions, with sale	4.70	10.24	4.82
Class B	7.81	12.90	5.96
Class C	11.78	13.19	5.99
Class I	13.97	14.39	6.98
Class I2	13.97	14.39	6.99
Class R1	13.18	13.57	6.35
Class R2	13.49	13.89	6.60
Class R3	13.28	13.70	6.43
Class R4	13.74	14.18	6.73
Class R5	14.00	14.46	6.95
Class R6	14.07	14.51	6.90
Russell 1000 Value Index (reflects no deduction for fees, expenses, or taxes)	17.34	14.80	5.72
S&P 500 Index (reflects no deduction for fees, expenses, or taxes)	11.96	14.66	6.95

1 Previously, the returns shown prior to Class A, Class B and Class C shares' commencement date were those of the predecessor fund's Investor shares that were recalculated to apply the gross fees and expenses of Class A, Class B and Class C shares, as applicable; returns shown prior to Class I and Class I2 shares' commencement date were those of the predecessor fund's Institutional shares that were recalculated to apply the gross fees and expenses of Class I and Class I2 shares, as applicable; returns shown prior to Class R1, Class R2, Class R3, Class R4 and Class R5 shares' commencement date were those of the predecessor fund's Investor shares (prior to December 22, 2008) and the fund's Class A shares (from December 22, 2008) that in each case were recalculated to apply the gross fees and expenses of Class R1, Class R2, Class R3, Class R4, and Class R5 shares, as applicable; returns shown prior to Class R6 shares' commencement date were those of the predecessor fund's Institutional shares (prior to December 22, 2008) and the fund's Class I shares (from December 22, 2008) that in each case were recalculated to apply the gross fees and expenses of Class R6 shares.

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Fund summary

Investment management

Investment advisor John Hancock Advisers, LLC
Subadvisor Boston Partners Global Investors, Inc.

Portfolio management

Mark E. Donovan, CFA Co-Portfolio Manager Managed the fund since 2008 and its predecessor since 1997	David J. Pyle, CFA Co-Portfolio Manager Managed the fund since 2008 and its predecessor since 2005

Purchase and sale of fund shares

The minimum initial investment requirement for Class A and Class C shares is $1,000 ($250 for group investments), except that there is no minimum for certain group retirement plans, certain fee-based or wrap accounts, or certain other eligible investment product platforms. The minimum initial investment requirement for Class I and Class I2 shares is $250,000, except that the fund may waive the minimum for any category of investors at the fund's sole discretion. There are no minimum initial investment requirements for Class R1, Class R2, Class R3, Class R4, or Class R5 shares. The minimum initial investment requirement for Class R6 shares is $1 million, except that there is no minimum for: qualified and nonqualified plan investors that do not require the fund or its affiliates to pay any type of administrative payment; Trustees; employees of the advisor or its affiliates; or members of the fund's portfolio management team. There are no subsequent minimum investment requirements for any of these share classes. Purchases of Class B shares are closed to new and existing investors except by exchange from Class B shares of another John Hancock fund or through dividend and/or capital gains reinvestment.

Class A, Class B, Class C, Class I, Class I2, and Class R6 shares may be redeemed on any business day by mail: John Hancock Signature Services, Inc., P.O. Box 55913, Boston, Massachusetts 02205-5913; or for most account types through our website: jhinvestments.com; or by telephone: 800-225-5291 (Class A, Class B, and Class C); 888-972-8696 (Class I, Class I2, and Class R6). Class R1, Class R2, Class R3, Class R4, and Class R5 shares may be redeemed on any business day by contacting your retirement plan administrator or recordkeeper.

Taxes

The fund's distributions are taxable, and will be taxed as ordinary income and/or capital gains, unless you are investing through a tax-deferred arrangement, such as a 401(k) plan or individual retirement account. Withdrawals from such tax-deferred arrangements may be subject to tax at a later date.

Payments to broker-dealers and other financial intermediaries

If you purchase the fund through a broker-dealer or other financial intermediary (such as a bank, registered investment advisor, financial planner, or retirement plan administrator), the fund and its related companies may pay the broker-dealer or other intermediary for the sale of fund shares and related services. These payments may create a conflict of interest by influencing the broker-dealer or other intermediary and your salesperson to recommend the fund over another investment. These payments are not applicable to Class R6 shares. Ask your salesperson or visit your financial intermediary's website for more information.

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Fund details

Principal investment strategies

The fund's investment objective is to seek to provide long-term growth of capital. The Board of Trustees can change the fund's investment objective and strategies without shareholder approval.

The fund pursues its objective by investing, under normal circumstances, at least 80% of its net assets in a diversified portfolio consisting primarily of equity securities, such as common stocks, of issuers with a market capitalization of $1 billion or greater and identified by the manager as having value characteristics.

In seeking this investment objective, the manager examines various factors in determining the value characteristics of such issuers, including price-to-book ratios and price-to-earnings ratios. These value characteristics are examined in the context of the issuer's operating and financial fundamentals, such as return on equity, earnings growth, and cash flow. The manager selects securities for the fund based on a continuous study of trends in industries and companies, earnings power, and growth and other investment criteria.

The fund may also invest up to 20% of its total assets in foreign currency-denominated securities.

The fund may invest up to 15% of its net assets in illiquid securities, including securities that are illiquid by virtue of the absence of a readily available market or legal or contractual restrictions on resale.

The fund may participate as a purchaser in initial public offerings of securities (IPOs). An IPO is a company's first offering of stock to the public. The fund may focus its investments in a particular sector or sectors of the economy.

The fund's investment process may, at times, result in a higher-than-average portfolio turnover ratio and increased trading expenses.

The fund may invest in cash or money market instruments for the purpose of meeting redemption requests or making other anticipated cash payments.

Temporary defensive investing

The fund may invest up to 100% of its assets in cash, money market instruments, or other investment-grade short-term securities for the purpose of protecting the fund in the event the manager determines that market, economic, political, or other conditions warrant a defensive posture.

To the extent that the fund is in a defensive position, its ability to achieve its investment objective will be limited.

Securities lending

The fund may lend its securities so long as such loans do not represent more than 33⅓% of the fund's total assets. The borrower will provide collateral to the lending portfolio so that the value of the loaned security will be fully collateralized. The collateral may consist of cash, cash equivalents, or securities issued or guaranteed by the U.S. government or its agencies or instrumentalities. The borrower must also agree to increase the collateral if the value of the loaned securities increases. As with other extensions of credit, there are risks of delay in recovery or even loss of rights in the collateral should the borrower of the securities fail financially.

Principal risks of investing

An investment in the fund is not a bank deposit and is not insured or guaranteed by the Federal Deposit Insurance Corporation or any other government agency. The fund's shares will go up and down in price, meaning that you could lose money by investing in the fund. Many factors influence a mutual fund's performance. The fund's investment strategy may not produce the intended results.

Instability in the financial markets has led many governments, including the U.S. government, to take a number of unprecedented actions designed to support certain financial institutions and segments of the financial markets that have experienced extreme volatility and, in some cases, a lack of liquidity. Federal, state, and other governments, and their regulatory agencies or self-regulatory organizations, may take actions that affect the regulation of the instruments in which the fund invests, or the issuers of such instruments, in ways that are unforeseeable. Legislation or regulation may also change the way in which the fund itself is regulated. Such legislation or regulation could limit or preclude the fund's ability to achieve its investment objective. In addition, political events within the United States and abroad, including the U.S. government's ongoing difficulty agreeing on a long-term budget and deficit reduction plan and uncertainty surrounding sovereign debt of European Union members, could negatively impact financial markets and the fund's performance.

Governments or their agencies may also acquire distressed assets from financial institutions and acquire ownership interests in those institutions. The implications of government ownership and disposition of these assets are unclear, and such a program may have positive or negative effects on the liquidity, valuation, and performance of the fund's portfolio holdings. Furthermore, volatile financial markets can expose the fund to greater market and liquidity risk and potential difficulty in valuing portfolio instruments held by the fund.

Below are descriptions of the main factors that may play a role in shaping the fund's overall risk profile. The descriptions appear in alphabetical order, not in order of importance. For further details about fund risks, including additional risk factors that are not discussed in this prospectus because they are not considered primary factors, see the fund's Statement of Additional Information (SAI).

Cybersecurity risk

Intentional cybersecurity breaches include unauthorized access to systems, networks, or devices (such as through "hacking" activity); infection from computer viruses or other malicious software code; and attacks that shut down, disable, slow, or otherwise disrupt operations, business processes, or website access or functionality. In addition, unintentional incidents can occur, such as the inadvertent release of confidential information (possibly resulting in the violation of applicable privacy laws).

A cybersecurity breach could result in the loss or theft of customer data or funds, the inability to access electronic systems ("denial of services"), loss or theft of proprietary information or corporate data, physical damage to a computer or network system, or costs associated with system repairs. Such incidents could cause a fund, the advisor, a manager, or other service providers to incur regulatory penalties, reputational damage, additional compliance costs, or financial loss. In addition, such incidents could affect issuers in which a fund invests, and thereby cause the fund's investments to lose value.

Economic and market events risk

Events in certain sectors historically have resulted, and may in the future result, in an unusually high degree of volatility in the financial markets, both domestic and foreign. These events have included, but are not limited to: bankruptcies, corporate restructurings, and other events related to the sub-prime mortgage crisis in 2008; governmental efforts to limit short selling and high frequency

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trading; measures to address U.S. federal and state budget deficits; social, political, and economic instability in Europe; economic stimulus by the Japanese central bank; steep declines in oil prices; dramatic changes in currency exchange rates; and China's economic slowdown. Interconnected global economies and financial markets increase the possibility that conditions in one country or region might adversely impact issuers in a different country or region. Both domestic and foreign equity markets have experienced increased volatility and turmoil, with issuers that have exposure to the real estate, mortgage, and credit markets particularly affected. Banks and financial services companies could suffer losses if interest rates continue to rise or economic conditions deteriorate.

In addition, relatively high market volatility and reduced liquidity in credit and fixed-income markets may adversely affect many issuers worldwide. Actions taken by the U.S. Federal Reserve (Fed) or foreign central banks to stimulate or stabilize economic growth, such as interventions in currency markets, could cause high volatility in the equity and fixed-income markets. Reduced liquidity may result in less money being available to purchase raw materials, goods, and services from emerging markets, which may, in turn, bring down the prices of these economic staples. It may also result in emerging-market issuers having more difficulty obtaining financing, which may, in turn, cause a decline in their securities prices.

In addition, while interest rates have been unusually low in recent years in the United States and abroad, the Fed's decision to raise the target fed funds rate in 2017, following a similar move the previous year, and the possibility that the Fed may continue with such rate increases, among other factors, could cause markets to experience continuing high volatility. A significant increase in interest rates may cause a decline in the market for equity securities. Also, regulators have expressed concern that rate increases may contribute to price volatility. These events and the possible resulting market volatility may have an adverse effect on the fund.

Political turmoil within the United States and abroad may also impact the fund. Although the U.S. government has honored its credit obligations, it remains possible that the United States could default on its obligations. While it is impossible to predict the consequences of such an unprecedented event, it is likely that a default by the United States would be highly disruptive to the U.S. and global securities markets and could significantly impair the value of the fund's investments. Similarly, political events within the United States at times have resulted, and may in the future result, in a shutdown of government services, which could negatively affect the U.S. economy, decrease the value of many fund investments, and increase uncertainty in or impair the operation of the U.S. or other securities markets. The U.S. is also considering significant new investments in infrastructure and national defense which, coupled with the prospect of lower federal taxes, could lead to increased government borrowing and higher interest rates. While these proposed policies are going through the political process, the equity and debt markets may react strongly to expectations, which could increase volatility, especially if the market's expectations for changes in government policies are not borne out.

Uncertainties surrounding the sovereign debt of a number of European Union (EU) countries and the viability of the EU have disrupted and may in the future disrupt markets in the United States and around the world. If one or more countries leave the EU or the EU dissolves, the world's securities markets likely will be significantly disrupted. In June 2016, the United Kingdom approved a referendum to leave the EU, commonly referred to as "Brexit." There is significant market uncertainty regarding Brexit's ramifications, and the range and potential implications of possible political, regulatory, economic, and market outcomes are difficult to predict. Political and military events, including North Korea, Syria, and other areas of the Middle East, and nationalist unrest in Europe, also may cause market disruptions.

In addition, there is a risk that the prices of goods and services in the United States and many foreign economies may decline over time, known as deflation. Deflation may have an adverse effect on stock prices and creditworthiness and may make defaults on debt more likely. If a country's economy slips into a deflationary pattern, it could last for a prolonged period and may be difficult to reverse.

Equity securities risk

Common and preferred stocks represent equity ownership in a company. Stock markets are volatile. The price of equity securities will fluctuate, and can decline and reduce the value of a fund investing in equities. The price of equity securities fluctuates based on changes in a company's financial condition and overall market and economic conditions. The value of equity securities purchased by a fund could decline if the financial condition of the companies in which the fund is invested declines, or if overall market and economic conditions deteriorate. An issuer's financial condition could decline as a result of poor management decisions, competitive pressures, technological obsolescence, undue reliance on suppliers, labor issues, shortages, corporate restructurings, fraudulent disclosures, or other factors. Changes in the financial condition of a single issuer can impact the market as a whole.

Even a fund that invests in high-quality, or blue chip, equity securities, or securities of established companies with large market capitalizations (which generally have strong financial characteristics), can be negatively impacted by poor overall market and economic conditions. Companies with large market capitalizations may also have less growth potential than smaller companies and may be less able to react quickly to changes in the marketplace.

The fund may maintain substantial exposure to equities and generally does not attempt to time the market. Because of this exposure, the possibility that stock market prices in general will decline over short or extended periods subjects the fund to unpredictable declines in the value of its investments, as well as periods of poor performance.

Value investing risk. Certain equity securities (generally referred to as value securities) are purchased primarily because they are selling at prices below what the manager believes to be their fundamental value and not necessarily because the issuing companies are expected to experience significant earnings growth. The fund bears the risk that the companies that issued these securities may not overcome the adverse business developments or other factors causing their securities to be perceived by the manager to be underpriced or that the market may never come to recognize their fundamental value. A value stock may not increase in price, as anticipated by the manager investing in such securities, if other investors fail to recognize the company's value and bid up the price or invest in markets favoring faster growing companies. The fund's strategy of investing in value stocks also carries the risk that in certain markets, value stocks will underperform growth stocks. In addition, securities issued by U.S. entities with substantial foreign operations may involve risks relating to economic, political or regulatory conditions in foreign countries.

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Foreign securities risk

Funds that invest in securities traded principally in securities markets outside the United States are subject to additional and more varied risks, as the value of foreign securities may change more rapidly and extremely than the value of U.S. securities. The securities markets of many foreign countries are relatively small, with a limited number of companies representing a small number of industries. Additionally, issuers of foreign securities may not be subject to the same degree of regulation as U.S. issuers. Reporting, accounting, and auditing standards of foreign countries differ, in some cases significantly, from U.S. standards. There are generally higher commission rates on foreign portfolio transactions, transfer taxes, higher custodial costs, and the possibility that foreign taxes will be charged on dividends and interest payable on foreign securities, some or all of which may not be reclaimable. In the event of nationalization, expropriation, or other confiscation, the fund could lose its entire investment in a foreign security.

Currency risk. Currency risk is the risk that fluctuations in exchange rates may adversely affect the U.S. dollar value of a fund's investments. Currency risk includes both the risk that currencies in which a fund's investments are traded, or currencies in which a fund has taken an active investment position, will decline in value relative to the U.S. dollar and, in the case of hedging positions, that the U.S. dollar will decline in value relative to the currency being hedged. Currency rates in foreign countries may fluctuate significantly for a number of reasons, including the forces of supply and demand in the foreign exchange markets, actual or perceived changes in interest rates and intervention (or the failure to intervene) by U.S. or foreign governments or central banks, or by currency controls or political developments in the United States or abroad. Certain funds may also take active currency positions and may cross-hedge currency exposure represented by their securities into another foreign currency. This may result in a fund's currency exposure being substantially different than that suggested by its securities investments. All funds with foreign currency holdings and/or that invest or trade in securities denominated in foreign currencies or related derivative instruments may be adversely affected by changes in foreign currency exchange rates. Derivative foreign currency transactions (such as futures, forwards, and swaps) may also involve leveraging risk, in addition to currency risk. Leverage may disproportionately increase a fund's portfolio losses and reduce opportunities for gain when interest rates, stock prices, or currency rates are changing.

Initial public offerings (IPOs) risk

Certain funds may invest a portion of their assets in shares of IPOs. IPOs may have a magnified impact on the performance of a fund with a small asset base. The impact of IPOs on a fund's performance will likely decrease as the fund's asset size increases, which could reduce the fund's returns. IPOs may not be consistently available to a fund for investing, particularly as the fund's asset base grows. IPO shares are frequently volatile in price due to the absence of a prior public market, the small number of shares available for trading, and limited information about the issuer. Therefore, a fund may hold IPO shares for a very short period of time. This may increase the turnover of a fund and may lead to increased expenses for a fund, such as commissions and transaction costs. In addition, IPO shares can experience an immediate drop in value if the demand for the securities does not continue to support the offering price.

Large company risk

Larger, more established companies may be unable to respond quickly to new competitive challenges such as changes in technology and consumer tastes. Many larger companies also may not be able to attain the high growth rate of successful smaller companies, especially during extended periods of economic expansion. For purposes of the fund's investment policies, the market capitalization of a company is based on its capitalization at the time the fund purchases the company's securities. Market capitalizations of companies change over time. The fund is not obligated to sell a company's security simply because, subsequent to its purchase, the company's market capitalization has changed to be outside the capitalization range, if any, in effect for the fund.

Liquidity risk

The extent (if at all) to which a security may be sold or a derivative position closed without negatively impacting its market value may be impaired by reduced market activity or participation, legal restrictions, or other economic and market impediments. Funds with principal investment strategies that involve investments in securities of companies with smaller market capitalizations, foreign securities, derivatives, or securities with substantial market and/or credit risk tend to have the greatest exposure to liquidity risk. Exposure to liquidity risk may be heightened for funds that invest in securities of emerging markets and related derivatives that are not widely traded, and that may be subject to purchase and sale restrictions.

Sector risk

When a fund's investments are focused in one or a few sectors of the economy, they are not as diversified as the investments of most mutual funds and are far less diversified than the broad securities markets. This means that focused funds tend to be more volatile than other mutual funds, and the values of their investments tend to go up and down more rapidly. In addition, a fund which invests in particular sectors is particularly susceptible to the impact of market, economic, regulatory, and other factors affecting those sectors.  From time to time, a small number of companies may represent a large portion of a particular sector or sectors.

Small and mid-sized company risk

Market risk and liquidity risk may be pronounced for securities of companies with medium-sized market capitalizations and are particularly pronounced for securities of companies with smaller market capitalizations. These companies may have limited product lines, markets, or financial resources, or they may depend on a few key employees. The securities of companies with medium and smaller market capitalizations may trade less frequently and in lesser volume than more widely held securities, and their value may fluctuate more sharply than those securities. They may also trade in the OTC market or on a regional exchange, or may otherwise have limited liquidity. Investments in less-seasoned companies with medium and smaller market capitalizations may not only present greater opportunities for growth and capital appreciation, but also involve greater risks than are customarily associated with more established companies with larger market capitalizations. These risks apply to all funds that invest in the securities of companies with smaller- or medium-sized market capitalizations. For purposes of the fund's investment policies, the market capitalization of a company is based on its capitalization at the time the fund purchases the company's securities. Market capitalizations of companies change over time. The fund is not obligated to sell a company's security simply because, subsequent to its purchase, the company's market capitalization has changed to be outside the capitalization range, if any, in effect for the fund.

7

Who's who

The following are the names of the various entities involved with the fund's investment and business operations, along with brief descriptions of the role each entity performs.

Board of Trustees

The trustees oversee the fund's business activities and retain the services of the various firms that carry out the fund's operations.

Investment advisor

The investment advisor manages the fund's business and investment activities.

John Hancock Advisers, LLC
601 Congress Street
Boston, MA 02210-2805

Founded in 1968, the advisor is a wholly owned subsidiary of John Hancock Life Insurance Company (U.S.A.), which in turn is a subsidiary of Manulife Financial Corporation.

The advisor's parent company has been helping individuals and institutions work toward their financial goals since 1862. The advisor offers investment solutions managed by leading institutional money managers, taking a disciplined team approach to portfolio management and research, leveraging the expertise of seasoned investment professionals. As of March 31, 2017, the advisor had total assets under management of approximately $140.63 billion.

Subject to general oversight by the Board of Trustees, the advisor manages and supervises the investment operations and business affairs of the fund. The advisor selects, contracts with and compensates one or more subadvisors to manage all or a portion of the fund's portfolio assets, subject to oversight by the advisor. In this role, the advisor has supervisory responsibility for managing the investment and reinvestment of the fund's portfolio assets through proactive oversight and monitoring of the subadvisor and the fund, as described in further detail below. The advisor is responsible for developing overall investment strategies for the fund and overseeing and implementing the fund's continuous investment programs and provides a variety of advisory oversight and investment research services. The advisor also provides management and transition services associated with certain fund events (e.g., strategy, portfolio manager or subadvisor changes) and coordinates and oversees services provided under other agreements.

The advisor has ultimate responsibility to oversee a subadvisor and recommend to the Board of Trustees its hiring, termination, and replacement. In this capacity, the advisor, among other things: (i) monitors on a daily basis the compliance of the subadvisor with the investment objectives and related policies of the fund; (ii) monitors significant changes that may impact the subadvisor's overall business and regularly performs due diligence reviews of the subadvisor; (iii) reviews the performance of the subadvisor; and (iv) reports periodically on such performance to the Board of Trustees. The advisor employs a team of investment professionals who provide these ongoing research and monitoring services.

The fund relies on an order from the Securities and Exchange Commission (SEC) permitting the advisor, subject to approval by the Board of Trustees, to appoint a subadvisor or change the terms of a subadvisory agreement without obtaining shareholder approval. The fund, therefore, is able to change subadvisors or the fees paid to a subadvisor, from time to time, without the expense and delays associated with obtaining shareholder approval of the change. This order does not, however, permit the advisor to appoint a subadvisor that is an affiliate of the advisor or the fund (other than by reason of serving as a subadvisor to the fund), or to increase the subadvisory fee of an affiliated subadvisor, without the approval of the shareholders.

Management fee

The fund pays the advisor a management fee for its services to the fund. The advisor in turn pays the fees of the subadvisor. The management fee is stated as an annual percentage of the aggregate net assets of the fund (together with the assets of any other applicable fund identified in the advisory agreement) determined in accordance with the following schedule, and that rate is applied to the average daily net assets of the fund.

Average daily net assets ($)	Annual rate (%)
First 500 million	0.750
Next 500 million	0.725
Next 500 million	0.700
Next 1 billion	0.675
Next 10 billion	0.650
Excess over 12.5 billion	0.625

During its most recent fiscal year, the fund paid the advisor a management fee equal to 0.65% of average daily net assets (including any waivers and/or reimbursements).

The basis for the Board of Trustees' approval of the advisory fees, and of the investment advisory agreement overall, including the subadvisory agreement, is discussed in the fund's most recent semi-annual shareholder report for the period ended September 30.

Additional information about fund expenses

The fund's annual operating expenses will likely vary throughout the period and from year to year. The fund's expenses for the current fiscal year may be higher than the expenses listed in the fund's Annual fund operating expenses table, for some of the following reasons: (i) a significant decrease in average net assets may result in a higher advisory fee rate if advisory fee breakpoints are not achieved; (ii) a significant decrease in average net assets may result in an increase in the expense ratio because certain fund expenses do not decrease as asset levels decrease; or (iii) fees may be incurred for extraordinary events such as fund tax expenses.

In addition to any expense waivers and/or reimbursement arrangements described in "Fund summary - Fees and expenses" on page 1 of this prospectus, the advisor has contractually agreed to waive a portion of its management fee and/or reimburse expenses for certain funds of the John Hancock funds complex, including the fund (the participating portfolios). The waiver equals, on an annualized basis, 0.0100% of that portion of the aggregate net assets of all the participating portfolios that exceeds $75 billion but is less than or equal to $125 billion; 0.0125% of that portion of the aggregate net assets of all the participating portfolios that exceeds $125 billion but is less than or equal to $150 billion; 0.0150% of that portion of the aggregate net assets of all the participating portfolios that exceeds $150 billion but is less than or equal to $175 billion; 0.0175% of that portion of the aggregate net assets of all the participating portfolios that exceeds $175 billion but is less than or equal to $200 billion; 0.0200% of that portion of the aggregate net assets of all the participating portfolios that exceeds $200 billion

8

but is less than or equal to $225 billion; and 0.0225% of that portion of the aggregate net assets of all the participating portfolios that exceeds $225 billion. The amount of the reimbursement is calculated daily and allocated among all the participating portfolios in proportion to the daily net assets of each fund. This arrangement may be amended or terminated at any time by the advisor upon notice to the funds and with the approval of the Board of Trustees.

The advisor contractually agrees to reduce its management fee or, if necessary, make payment to Class I2 shares in an amount equal to the amount by which expenses of Class I2 shares exceed 0.85% of average net assets attributable to the class. For purposes of this agreement, "expenses of Class I2 shares" means all class expenses (including fund expenses attributable to the class), excluding (a) taxes; (b) portfolio brokerage commissions; (c) interest; (d) litigation and indemnification expenses and other extraordinary expenses not incurred in the ordinary course of the fund's business; (e) acquired fund fees and expenses paid indirectly; and (f) short dividend expense. This agreement expires on June 30, 2018, unless renewed by mutual agreement of the fund and the advisor based upon a determination that this is appropriate under the circumstances at that time.

The advisor voluntarily agrees to reduce its management fee for the fund, or if necessary make payment to the fund, in an amount equal to the amount by which the expenses of the fund exceed 0.20% of the average net assets of the fund. For purposes of this agreement, "expenses of the fund" means all the expenses of the fund, excluding (a) taxes, (b) brokerage commissions, (c) interest expense, (d) litigation and indemnification expenses and other extraordinary expenses not incurred in the ordinary course of the fund's business, (e) advisory fees, (f) class-specific expenses, (g) borrowing costs, (h) prime brokerage fees, (i) acquired fund fees and expenses paid indirectly, and (j) short dividend expense. This agreement will continue in effect until terminated at any time by the advisor on notice to the fund.

Subadvisor

The subadvisor handles the fund's portfolio management activities, subject to oversight by the advisor.

Boston Partners Global Investors, Inc.
One Beacon Street
30th Floor
Boston, MA 02108

Boston Partners Global Investors, Inc. (Boston Partners) is an indirect, wholly owned subsidiary of Orix Corporation of Japan. As of March 31, 2017, Boston Partners had approximately $90.6 billion assets under management.

The following are brief biographical profiles of the leaders of the fund's investment management team, in alphabetical order. These managers are jointly and primarily responsible for the day-to-day management of the fund's portfolio. For more details about these individuals, including information about their compensation, other accounts they manage, and any investments they may have in the fund, see the SAI.

Mark E. Donovan, CFA

■

Co-Portfolio Manager

■

Managed the fund since 2008 and its predecessor since 1997

■

Joined Boston Partners in 1995

David J. Pyle, CFA

■

Co-Portfolio Manager

■

Managed the fund since 2008 and its predecessor since 2005

■

Joined Boston Partners in 2000

Custodian

The custodian holds the fund's assets, settles all portfolio trades, and collects most of the valuation data required for calculating the fund's net asset value.

State Street Bank and Trust Company
State Street Financial Center
One Lincoln Street
Boston, MA 02111

Principal distributor

The principal distributor markets the fund and distributes shares through selling brokers, financial planners, and other financial representatives.

John Hancock Funds, LLC
601 Congress Street
Boston, MA 02210-2805

Transfer agent

The transfer agent handles shareholder services, including recordkeeping and statements, distribution of dividends, and processing of buy-and-sell requests.

John Hancock Signature Services, Inc.
P.O. Box 55913
Boston, MA 02205-5913

Additional information

The fund has entered into contractual arrangements with various parties that provide services to the fund, which may include, among others, the advisor, subadvisor, custodian, principal distributor, and transfer agent, as described above and in the SAI. Fund shareholders are not parties to, or intended or "third-party" beneficiaries of, any of these contractual arrangements. These contractual arrangements are not intended to, nor do they, create in any individual shareholder or group of shareholders any right, either directly or on behalf of the fund, to either: (a) enforce such contracts against the service providers; or (b) seek any remedy under such contracts against the service providers.

This prospectus provides information concerning the fund that you should consider in determining whether to purchase shares of the fund. Each of this prospectus, the SAI, or any contract that is an exhibit to the fund's registration statement, is not intended to, nor does it, give rise to an agreement or contract between the fund and any investor. Each such document also does not give rise to any contract or create rights in any individual shareholder, group of shareholders, or other person. The foregoing disclosure should not be read to suggest any waiver of any rights conferred by federal or state securities laws.

9

Financial highlights

These tables detail the financial performance of each share class described in this prospectus, including total return information showing how much an investment in the fund has increased or decreased each period (assuming reinvestment of all dividends and distributions).  Certain information reflects financial results for a single fund share.

The financial statements of the fund as of March 31, 2017, have been audited by PricewaterhouseCoopers LLP (PwC), the fund's independent registered public accounting firm. The report of PwC, along with the fund's financial statements in the fund's annual report for the fiscal year ended March 31, 2017, has been incorporated by reference into the SAI. Copies of the fund's most recent annual report are available upon request.

Disciplined Value Fund Class A Shares
Per share operating performance	Period ended	3-31-17	3-31-16	3-31-15	3-31-14	3-31-13
Net asset value, beginning of period		$17.64	$19.44	$18.94	$15.94	$14.33
Net investment income[1]		0.18	0.16	0.20	0.12	0.14
Net realized and unrealized gain (loss) on investments		3.08	(1.18)	1.19	3.85	2.09
Total from investment operations		3.26	(1.02)	1.39	3.97	2.23
Less distributions
From net investment income		(0.19)	(0.19)	(0.10)	(0.09)	(0.12)
From net realized gain		—	(0.59)	(0.79)	(0.88)	(0.50)
Total distributions		(0.19)	(0.78)	(0.89)	(0.97)	(0.62)
Net asset value, end of period		$20.71	$17.64	$19.44	$18.94	$15.94
Total return (%)[2,3]		18.50	(5.29)	7.53	25.30	16.04
Ratios and supplemental data
Net assets, end of period (in millions)		$1,449	$2,375	$2,705	$2,702	$1,481
Ratios (as a percentage of average net assets):
Expenses before reductions		1.07	1.08	1.08	1.12	1.20
Expenses including reductions		1.06	1.07	1.08	1.11	1.20
Net investment income		0.96	0.87	1.04	0.68	0.95
Portfolio turnover (%)		65	61	44	45	44

1	Based on average daily shares outstanding.
2	Does not reflect the effect of sales charges, if any.
3	Total returns would have been lower had certain expenses not been reduced during the applicable periods.

10

Disciplined Value Fund Class B Shares
Per share operating performance	Period ended	3-31-17	3-31-16	3-31-15	3-31-14	3-31-13
Net asset value, beginning of period		$16.64	$18.38	$18.00	$15.24	$13.73
Net investment income (loss)[1]		0.03	0.02	0.04	(0.03)	0.01
Net realized and unrealized gain (loss) on investments		2.91	(1.12)	1.13	3.67	2.01
Total from investment operations		2.94	(1.10)	1.17	3.64	2.02
Less distributions
From net investment income		(0.06)	(0.05)	—	—	(0.01)
From net realized gain		—	(0.59)	(0.79)	(0.88)	(0.50)
Total distributions		(0.06)	(0.64)	(0.79)	(0.88)	(0.51)
Net asset value, end of period		$19.52	$16.64	$18.38	$18.00	$15.24
Total return (%)[2,3]		17.66	(6.02)	6.68	24.21	15.09
Ratios and supplemental data
Net assets, end of period (in millions)		$13	$14	$19	$19	$14
Ratios (as a percentage of average net assets):
Expenses before reductions		1.82	1.85	1.91	1.96	2.08
Expenses including reductions		1.81	1.84	1.90	1.96	2.05
Net investment income (loss)		0.18	0.09	0.20	(0.17)	0.10
Portfolio turnover (%)		65	61	44	45	44

1	Based on average daily shares outstanding.
2	Does not reflect the effect of sales charges, if any.
3	Total returns would have been lower had certain expenses not been reduced during the applicable periods.

Disciplined Value Fund Class C Shares
Per share operating performance	Period ended	3-31-17	3-31-16	3-31-15	3-31-14	3-31-13
Net asset value, beginning of period		$16.69	$18.43	$18.03	$15.26	$13.74
Net investment income (loss)[1]		0.03	0.02	0.07	(0.02)	0.02
Net realized and unrealized gain (loss) on investments		2.91	(1.12)	1.12	3.67	2.01
Total from investment operations		2.94	(1.10)	1.19	3.65	2.03
Less distributions
From net investment income		(0.06)	(0.05)	—	—	(0.01)
From net realized gain		—	(0.59)	(0.79)	(0.88)	(0.50)
Total distributions		(0.06)	(0.64)	(0.79)	(0.88)	(0.51)
Net asset value, end of period		$19.57	$16.69	$18.43	$18.03	$15.26
Total return (%)[2,3]		17.61	(6.00)	6.78	24.25	15.19
Ratios and supplemental data
Net assets, end of period (in millions)		$293	$309	$302	$171	$59
Ratios (as a percentage of average net assets):
Expenses before reductions		1.82	1.83	1.84	1.88	1.98
Expenses including reductions		1.81	1.82	1.83	1.88	1.98
Net investment income (loss)		0.18	0.12	0.35	(0.09)	0.17
Portfolio turnover (%)		65	61	44	45	44

1	Based on average daily shares outstanding.
2	Does not reflect the effect of sales charges, if any.
3	Total returns would have been lower had certain expenses not been reduced during the applicable periods.

11

Disciplined Value Fund Class I Shares
Per share operating performance	Period ended	3-31-17	3-31-16	3-31-15	3-31-14	3-31-13
Net asset value, beginning of period		$17.14	$18.91	$18.44	$15.54	$13.99
Net investment income[1]		0.22	0.20	0.25	0.17	0.18
Net realized and unrealized gain (loss) on investments		3.00	(1.14)	1.16	3.75	2.04
Total from investment operations		3.22	(0.94)	1.41	3.92	2.22
Less distributions
From net investment income		(0.24)	(0.24)	(0.15)	(0.14)	(0.17)
From net realized gain		—	(0.59)	(0.79)	(0.88)	(0.50)
Total distributions		(0.24)	(0.83)	(0.94)	(1.02)	(0.67)
Net asset value, end of period		$20.12	$17.14	$18.91	$18.44	$15.54
Total return (%)[2]		18.80	(5.02)	7.86	25.61	16.40
Ratios and supplemental data
Net assets, end of period (in millions)		$7,540	$6,730	$7,026	$3,671	$1,680
Ratios (as a percentage of average net assets):
Expenses before reductions		0.81	0.81	0.81	0.83	0.87
Expenses including reductions		0.80	0.80	0.81	0.83	0.87
Net investment income		1.18	1.13	1.34	0.96	1.26
Portfolio turnover (%)		65	61	44	45	44

1	Based on average daily shares outstanding.
2	Total returns would have been lower had certain expenses not been reduced during the applicable periods.

Disciplined Value Fund Class I2 Shares
Per share operating performance	Period ended	3-31-17	3-31-16	3-31-15	3-31-14	3-31-13
Net asset value, beginning of period		$17.14	$18.92	$18.45	$15.55	$13.99
Net investment income[1]		0.22	0.20	0.24	0.17	0.18
Net realized and unrealized gain (loss) on investments		3.00	(1.15)	1.17	3.75	2.05
Total from investment operations		3.22	(0.95)	1.41	3.92	2.23
Less distributions
From net investment income		(0.24)	(0.24)	(0.15)	(0.14)	(0.17)
From net realized gain		—	(0.59)	(0.79)	(0.88)	(0.50)
Total distributions		(0.24)	(0.83)	(0.94)	(1.02)	(0.67)
Net asset value, end of period		$20.12	$17.14	$18.92	$18.45	$15.55
Total return (%)[2]		18.80	(5.07)	7.85	25.63	16.51
Ratios and supplemental data
Net assets, end of period (in millions)		$54	$49	$89	$75	$34
Ratios (as a percentage of average net assets):
Expenses before reductions		0.81	0.82	0.84	0.87	0.92
Expenses including reductions		0.80	0.81	0.83	0.85	0.85
Net investment income		1.18	1.11	1.28	0.96	1.29
Portfolio turnover (%)		65	61	44	45	44

1	Based on average daily shares outstanding.
2	Total returns would have been lower had certain expenses not been reduced during the applicable periods.

12

Disciplined Value Fund Class R1 Shares
Per share operating performance	Period ended	3-31-17	3-31-16	3-31-15	3-31-14	3-31-13
Net asset value, beginning of period		$17.13	$18.90	$18.43	$15.54	$13.99
Net investment income[1]		0.10	0.09	0.12	0.04	0.08
Net realized and unrealized gain (loss) on investments		2.98	(1.15)	1.15	3.75	2.04
Total from investment operations		3.08	(1.06)	1.27	3.79	2.12
Less distributions
From net investment income		(0.12)	(0.12)	(0.01)	(0.02)	(0.07)
From net realized gain		—	(0.59)	(0.79)	(0.88)	(0.50)
Total distributions		(0.12)	(0.71)	(0.80)	(0.90)	(0.57)
Net asset value, end of period		$20.09	$17.13	$18.90	$18.43	$15.54
Total return (%)[2]		18.00	(5.66)	7.09	24.69	15.63
Ratios and supplemental data
Net assets, end of period (in millions)		$27	$26	$22	$13	$6
Ratios (as a percentage of average net assets):
Expenses before reductions		1.47	1.48	1.54	1.67	1.85
Expenses including reductions		1.46	1.47	1.53	1.57	1.58
Net investment income		0.53	0.48	0.63	0.22	0.56
Portfolio turnover (%)		65	61	44	45	44

1	Based on average daily shares outstanding.
2	Total returns would have been lower had certain expenses not been reduced during the applicable periods.

Disciplined Value Fund Class R2 Shares
Per share operating performance	Period ended	3-31-17	3-31-16	3-31-15	3-31-14	3-31-13
Net asset value, beginning of period		$17.13	$18.90	$18.44	$15.55	$14.00
Net investment income[1]		0.14	0.13	0.19	0.08	0.12
Net realized and unrealized gain (loss) on investments		2.99	(1.14)	1.14	3.75	2.04
Total from investment operations		3.13	(1.01)	1.33	3.83	2.16
Less distributions
From net investment income		(0.16)	(0.17)	(0.08)	(0.06)	(0.11)
From net realized gain		—	(0.59)	(0.79)	(0.88)	(0.50)
Total distributions		(0.16)	(0.76)	(0.87)	(0.94)	(0.61)
Net asset value, end of period		$20.10	$17.13	$18.90	$18.44	$15.55
Total return (%)[2]		18.32	(5.42)	7.39	24.98	15.90
Ratios and supplemental data
Net assets, end of period (in millions)		$135	$136	$120	$38	$4
Ratios (as a percentage of average net assets):
Expenses before reductions		1.21	1.22	1.25	1.33	3.02
Expenses including reductions		1.21	1.21	1.24	1.32	1.32
Net investment income		0.78	0.74	0.99	0.45	0.80
Portfolio turnover (%)		65	61	44	45	44

1	Based on average daily shares outstanding.
2	Total returns would have been lower had certain expenses not been reduced during the applicable periods.

13

Disciplined Value Fund Class R3 Shares
Per share operating performance	Period ended	3-31-17	3-31-16	3-31-15	3-31-14	3-31-13
Net asset value, beginning of period		$17.12	$18.89	$18.43	$15.54	$13.99
Net investment income[1]		0.12	0.10	0.14	0.06	0.10
Net realized and unrealized gain (loss) on investments		2.99	(1.14)	1.15	3.74	2.04
Total from investment operations		3.11	(1.04)	1.29	3.80	2.14
Less distributions
From net investment income		(0.14)	(0.14)	(0.04)	(0.03)	(0.09)
From net realized gain		—	(0.59)	(0.79)	(0.88)	(0.50)
Total distributions		(0.14)	(0.73)	(0.83)	(0.91)	(0.59)
Net asset value, end of period		$20.09	$17.12	$18.89	$18.43	$15.54
Total return (%)[2]		18.17	(5.57)	7.20	24.81	15.75
Ratios and supplemental data
Net assets, end of period (in millions)		$22	$30	$28	$15	$4
Ratios (as a percentage of average net assets):
Expenses before reductions		1.36	1.37	1.43	1.57	2.33
Expenses including reductions		1.35	1.37	1.42	1.47	1.48
Net investment income		0.66	0.57	0.73	0.35	0.67
Portfolio turnover (%)		65	61	44	45	44

1	Based on average daily shares outstanding.
2	Total returns would have been lower had certain expenses not been reduced during the applicable periods.

Disciplined Value Fund Class R4 Shares
Per share operating performance	Period ended	3-31-17	3-31-16	3-31-15	3-31-14	3-31-13
Net asset value, beginning of period		$17.14	$18.92	$18.45	$15.54	$13.99
Net investment income[1]		0.19	0.18	0.25	0.13	0.16
Net realized and unrealized gain (loss) on investments		3.00	(1.16)	1.12	3.76	2.03
Total from investment operations		3.19	(0.98)	1.37	3.89	2.19
Less distributions
From net investment income		(0.21)	(0.21)	(0.11)	(0.10)	(0.14)
From net realized gain		—	(0.59)	(0.79)	(0.88)	(0.50)
Total distributions		(0.21)	(0.80)	(0.90)	(0.98)	(0.64)
Net asset value, end of period		$20.12	$17.14	$18.92	$18.45	$15.54
Total return (%)[2]		18.63	(5.22)	7.67	25.44	16.19
Ratios and supplemental data
Net assets, end of period (in millions)		$286	$268	$228	$75	$5
Ratios (as a percentage of average net assets):
Expenses before reductions		1.07	1.06	1.08	1.11	1.63
Expenses including reductions		0.96	0.96	0.97	1.01	1.09
Net investment income		1.03	1.00	1.31	0.75	1.09
Portfolio turnover (%)		65	61	44	45	44

1	Based on average daily shares outstanding.
2	Total returns would have been lower had certain expenses not been reduced during the applicable periods.

14

Disciplined Value Fund Class R5 Shares
Per share operating performance	Period ended	3-31-17	3-31-16	3-31-15	3-31-14	3-31-13
Net asset value, beginning of period		$17.16	$18.94	$18.47	$15.57	$14.00
Net investment income[1]		0.23	0.21	0.24	0.18	0.20
Net realized and unrealized gain (loss) on investments		3.00	(1.15)	1.19	3.76	2.04
Total from investment operations		3.23	(0.94)	1.43	3.94	2.24
Less distributions
From net investment income		(0.24)	(0.25)	(0.17)	(0.16)	(0.17)
From net realized gain		—	(0.59)	(0.79)	(0.88)	(0.50)
Total distributions		(0.24)	(0.84)	(0.96)	(1.04)	(0.67)
Net asset value, end of period		$20.15	$17.16	$18.94	$18.47	$15.57
Total return (%)[2]		18.88	(5.02)	7.98	25.71	16.55
Ratios and supplemental data
Net assets, end of period (in millions)		$200	$275	$376	$591	$415
Ratios (as a percentage of average net assets):
Expenses before reductions		0.76	0.77	0.73	0.74	0.78
Expenses including reductions		0.75	0.76	0.72	0.73	0.78
Net investment income		1.27	1.16	1.27	1.05	1.42
Portfolio turnover (%)		65	61	44	45	44

1	Based on average daily shares outstanding.
2	Total returns would have been lower had certain expenses not been reduced during the applicable periods.

Disciplined Value Fund Class R6 Shares
Per share operating performance	Period ended	3-31-17	3-31-16	3-31-15	3-31-14	3-31-13
Net asset value, beginning of period		$17.16	$18.94	$18.47	$15.57	$14.00
Net investment income[1]		0.24	0.23	0.31	0.19	0.19
Net realized and unrealized gain (loss) on investments		3.00	(1.15)	1.12	3.75	2.06
Total from investment operations		3.24	(0.92)	1.43	3.94	2.25
Less distributions
From net investment income		(0.26)	(0.27)	(0.17)	(0.16)	(0.18)
From net realized gain		—	(0.59)	(0.79)	(0.88)	(0.50)
Total distributions		(0.26)	(0.86)	(0.96)	(1.04)	(0.68)
Net asset value, end of period		$20.14	$17.16	$18.94	$18.47	$15.57
Total return (%)[2]		18.97	(5.00)	7.99	25.72	16.60
Ratios and supplemental data
Net assets, end of period (in millions)		$3,077	$2,024	$1,444	$356	$118
Ratios (as a percentage of average net assets):
Expenses before reductions		0.72	0.72	0.72	0.74	0.82
Expenses including reductions		0.69	0.69	0.69	0.73	0.82
Net investment income		1.27	1.26	1.63	1.06	1.28
Portfolio turnover (%)		65	61	44	45	44

1	Based on average daily shares outstanding.
2	Total returns would have been lower had certain expenses not been reduced during the applicable periods.

15

Your account

Choosing an eligible share class

Each share class has its own cost structure. Except for Class I, Class I2, and Class R6 shares, each share class has a Rule 12b-1 plan that allows it to pay fees for the sale, distribution, and service of its shares. Your financial representative can help you decide which share class you are eligible to buy and is best for you. Each class's eligibility guidelines are described below.

Class A shares

Class A shares are not available to group retirement plans that do not currently hold Class A shares of the fund and that are eligible to invest in Class I shares or any of the R share classes, except as provided below. Such group retirement plans include defined benefit plans, 401(k) plans, 457 plans, 403(b)(7) plans, pension and profit-sharing plans, and nonqualified deferred compensation plans. Individual retirement accounts (IRAs), Roth IRAs, SIMPLE IRAs, individual ("solo" or "single") 401(k) plans, individual profit sharing plans, individual 403(b) plans, individual defined benefit plans, simplified employee pensions (SEPs), SAR-SEPs, 529 tuition programs and Coverdell Educational Savings Accounts are not considered group retirement plans and are not subject to this restriction on the purchase of Class A shares.

Investment in Class A shares by such group retirement plans will be permitted in the following circumstances:

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The plan currently holds assets in Class A shares of the fund or any John Hancock fund;

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Class A shares of the fund or any other John Hancock fund were established as an investment option under the plan prior to January 1, 2013, and the fund's representatives have agreed that the plan may invest in Class A shares after that date;

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Class A shares of the fund or any other John Hancock fund were established as a part of an investment model prior to January 1, 2013, and the fund's representatives have agreed that plans utilizing such model may invest in Class A shares after that date; and

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Such group retirement plans offered through an intermediary brokerage platform that does not require payments relating to the provisions of services to the fund, such as providing omnibus account services, transaction-processing services, or effecting portfolio transactions for the fund, that are specific to assets held in such group retirement plans and vary from such payments otherwise made for such services with respect to assets held in non-group retirement plan accounts.

Class C shares

The maximum amount you may invest in Class C shares with any single purchase is $999,999.99. John Hancock Signature Services, Inc. (Signature Services), the transfer agent for the fund, may accept a purchase request for Class C shares for $1,000,000 or more when the purchase is pursuant to the reinstatement privilege (see "Sales charge reductions and waivers").

Class I shares

Class I shares are offered without any sales charge to the following types of investors if they also meet the minimum initial investment requirement for purchases of Class I shares (see "Opening an account"):

■

Class I shares are only available to clients of financial intermediaries who: (i) charge such clients a fee for advisory, investment, consulting, or similar services; or (ii) have entered into an agreement with the distributor to offer Class I shares through a no-load program or investment platform

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Retirement and other benefit plans

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Endowment funds and foundations

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Any state, county, or city, or its instrumentality, department, authority, or agency

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Accounts registered to insurance companies, trust companies, and bank trust departments

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Any entity that is considered a corporation for tax purposes

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Investment companies, both affiliated and not affiliated with the advisor

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Fund trustees and other individuals who are affiliated with the fund and other John Hancock funds

Class I2 shares

Class I2 shares are available to:

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investors who acquired Class I shares of the fund as a result of the reorganization of the Robeco Boston Partners Large Cap Value Fund and subsequently exchanged into Class I2 shares. These investors may purchase additional shares into their existing account; or

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such other investors as permitted by the fund, in the fund's sole discretion as it deems appropriate.

Class R1, Class R2, Class R3, Class R4, and Class R5 shares

Class R1, Class R2, Class R3, Class R4, and Class R5 shares are available to certain types of investors, as noted below:

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Qualified tuition programs under Section 529 (529 plans) of the Internal Revenue Code of 1986, as amended (the Code), distributed by John Hancock or one of its affiliates

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Retirement plans, including pension, profit-sharing, and other plans qualified under Section 401(a) or described in Section 403(b) or 457 of the Code, and nonqualified deferred compensation plans

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Retirement plans, Traditional and Roth IRAs, Coverdell Education Savings Accounts, SEPs, SARSEPs, and SIMPLE IRAs where the shares are held on the books of the fund through investment-only omnibus accounts (either at the plan level or at the level of the financial service firm) that trade through the National Securities Clearing Corporation (NSCC)

Except as noted above, Class R1, Class R2, Class R3, Class R4, and Class R5 shares are not available to retail or institutional non-retirement accounts, Traditional and Roth IRAs, Coverdell Education Savings Accounts, SEPs, SARSEPs, SIMPLE IRAs, individual 403(b) plans, or other individual retirement accounts.

Class R6 shares

Class R6 shares are offered without any sales charge and are generally made available to the following types of investors if they also meet the minimum initial investment requirement for purchases of Class R6 shares. (See "Opening an account.")

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Qualified 401(a) plans (including 401(k) plans, Keogh plans, profit-sharing pension plans, money purchase pension plans, target benefit plans, defined benefit pension plans, and Taft-Hartley multi-employer pension plans) (collectively, qualified plans)

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Endowment funds and foundations

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Any state, county, or city, or its instrumentality, department, authority, or agency

16

■

457 plans, including 457(a) governmental entity plans and tax-exempt plans

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Accounts registered to insurance companies, trust companies, and bank trust departments

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Investment companies, both affiliated and not affiliated with the advisor

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Any entity that is considered a corporation for tax purposes, including corporate nonqualified deferred compensation plans of such corporations

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Fund Trustees and other individuals who are affiliated with the fund and other John Hancock funds

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Financial intermediaries utilizing fund shares in certain eligible qualifying investment product platforms under a signed agreement with the distributor

Class R6 shares may not be available through certain investment dealers.

The availability of Class R6 shares for qualified plan investors will depend upon the policies of your financial intermediary and/or the recordkeeper for your qualified plan.

Class R6 shares also are generally available only to qualified plan investors where plan level or omnibus accounts are held on the books of the fund.

Class R6 shares are not available to retail non-retirement accounts, Traditional and Roth individual retirement accounts (IRAs), Coverdell Education Savings Accounts, SEPs, SARSEPs, SIMPLE IRAs, and 529 college savings plans.

Class B shares (closed)

Class B shares may not be purchased or acquired by any new or existing Class B shareholder, except by exchange from Class B shares of another John Hancock fund or through dividend and/or capital gains reinvestment. Any other investment received by a John Hancock fund that is intended for Class B shares will be rejected. A shareholder owning Class B shares may continue to hold those shares until such shares automatically convert to Class A shares under the fund's existing conversion schedule, or until the shareholder redeems such Class B shares, subject to any applicable CDSC. Existing shareholders will continue to have exchange privileges with Class B shares of other John Hancock funds.

Class B shareholders will no longer be permitted to make automatic investments in Class B shares through the Monthly Automatic Accumulation Program (MAAP). To continue automatic investments, a Class B shareholder must designate a different share class of the same fund or another John Hancock fund for any purchases, provided the shareholder meets the eligibility requirements for that share class. If the Class B shareholder does not designate a different share class, future automatic purchases of Class B shares will be rejected. No new Class B share MAAPs will be established.

Class B shareholders can continue to hold Class B shares in IRA or SIMPLE IRA accounts, but additional contributions must be made to another share class. If a Class B shareholder with a MAAP for an IRA or SIMPLE IRA account did not provide alternative investment instructions by July 1, 2013, subsequent automatic purchases will be rejected.

All other Class B share features, including, but not limited to, distribution and service fees, CDSC, the reinstatement privilege, and conversion features, will remain unchanged for Class B shares currently held. Accumulation privileges as described below will remain unchanged. Shareholders can continue to include the value of Class B shares of any John Hancock open-end fund currently owned for purposes of qualifying for a reduced Class A share sales charge.

Employer-sponsored retirement plans that currently hold Class B shares and can no longer purchase Class B shares due to the Class B share closure to purchases may instead purchase Class A shares and pay the applicable Class A sales charge, provided that their recordkeepers can properly assess a sales charge on plan investments, or Class C shares if the plans meet Class C share eligibility requirements and Class C shares are available on their recordkeeper's platform. If the recordkeeper is not able to assess a front-end sales charge on Class A shares, or Class C shares are otherwise not an available or appropriate investment option, only then may such employer-sponsored retirement plans invest in one of the R share classes.

Class cost structure

Class A shares

■

A front-end sales charge, as described in the section "How sales charges for Class A and Class C shares are calculated"

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Distribution and service (Rule 12b-1) fees of 0.30% (currently only 0.25% is charged)

Class C shares

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No front-end sales charge; all your money goes to work for you right away

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Rule 12b-1 fees of 1.00%

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A 1.00% contingent deferred sales charge (CDSC) on shares sold within one year of purchase

Class I shares

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No front-end or deferred sales charges; all your money goes to work for you right away

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No Rule 12b-1 fees

Class I2 shares

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No front-end or deferred sales charges; all your money goes to work for you right away

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No Rule 12b-1 fees

Class R1 shares

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No front-end or deferred sales charges; all your money goes to work for you right away

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Rule 12b-1 fees of 0.50%

Class R2 shares

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No front-end or deferred sales charges; all your money goes to work for you right away

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Rule 12b-1 fees of 0.25%

Class R3 shares

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No front-end or deferred sales charges; all your money goes to work for you right away

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Rule 12b-1 fees of 0.50%

Class R4 shares

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No front-end or deferred sales charges; all your money goes to work for you right away

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Rule 12b-1 fees of 0.15% (under the Rule 12b-1 plan, the distributor has the ability to collect 0.25%; however, the distributor has contractually agreed to waive 0.10% of these fees through June 30, 2018)

17

Class R5 shares

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No front-end or deferred sales charges; all your money goes to work for you right away

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No Rule 12b-1 fees

Class R6 shares

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No front-end or deferred sales charges; all your money goes to work for you right away

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No Rule 12b-1 fees

Class B shares (closed)

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No front-end sales charge; all your money goes to work for you right away

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Rule 12b-1 fees of 1.00%

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A CDSC, as described in the section "How sales charges for Class A, Class B, and Class C shares are calculated"

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Automatic conversion to Class A shares after eight years, thus reducing future annual expenses

Rule 12b-1 fees

Rule 12b-1 fees, if applicable, will be paid to the fund's distributor, John Hancock Funds, LLC, and may be used by the distributor for expenses relating to the sale, distribution of, and shareholder or administrative services for holders of, the shares of the class, and for the payment of service fees that come within Rule 2341 of the Conduct Rules of the Financial Industry Regulatory Authority (FINRA).

Because Rule 12b-1 fees are paid out of the fund's assets on an ongoing basis, over time they will increase the cost of your investment and may cost shareholders more than other types of sales charges.

Your broker-dealer or agent may charge you a fee to effect transactions in fund shares. Other share classes of the fund, which have their own expense structure, may be offered in separate prospectuses.

Class R service plan

In addition to the Rule 12b-1 plans, the fund has adopted plans for Class R1, Class R2, Class R3, Class R4, and Class R5 shares that authorize the fund to pay affiliated and unaffiliated entities a service fee for providing certain recordkeeping and other administrative services in connection with investments in the fund by retirement plans. The service fee is a specified percentage of the average daily net assets of the fund's share class held by plan participants and is up to 0.25% for Class R1 shares, 0.25% for Class R2 shares, 0.15% for Class R3 shares, 0.10% for Class R4 shares, and 0.05% for Class R5 shares.

The performance and expense information included in this prospectus does not reflect fees and expenses of any plan that may use a fund as its underlying investment medium. If such fees and expenses had been reflected, performance would be lower.

Additional payments to financial intermediaries

Class A, Class B, Class C, Class R1, Class R2, Class R3, Class R4, and Class R5 shares of the fund are primarily sold through financial intermediaries, such as brokers, banks, registered investment advisors, financial planners, and retirement plan administrators. These firms may be compensated for selling shares of the fund in two principal ways:

■

directly, by the payment of sales commissions, if any; and

■

indirectly, as a result of the fund paying Rule 12b-1 fees.

Class I and Class I2 shares do not carry sales commissions or pay Rule 12b-1 fees.

No dealer compensation is paid from fund assets on sales of Class R6 shares. Class R6 shares do not carry sales commissions, pay Rule 12b-1 fees, or make payments to financial intermediaries to assist in the distributor's efforts to promote the sale of the fund's shares. Neither the fund nor its affiliates make any type of administrative or service payments in connection with investments in Class R6 shares.

Except with respect to Class R6 shares, certain firms may request, and the distributor may agree to make, payments in addition to sales commissions and Rule 12b-1 fees, if applicable, out of the distributor's own resources.

These additional payments are sometimes referred to as revenue sharing. These payments assist in the distributor's efforts to promote the sale of the fund's shares. The distributor agrees with the firm on the methods for calculating any additional compensation, which may include the level of sales or assets attributable to the firm. Not all firms receive additional compensation, and the amount of compensation varies. These payments could be significant to a firm. The distributor determines which firms to support and the extent of the payments it is willing to make. The distributor generally chooses to compensate firms that have a strong capability to distribute shares of the fund and that are willing to cooperate with the distributor's promotional efforts.

The distributor hopes to benefit from revenue sharing by increasing the fund's net assets, which, as well as benefiting the fund, would result in additional management and other fees for the advisor and its affiliates. In consideration for revenue sharing, a firm may feature the fund in its sales system or give preferential access to members of its sales force or management. In addition, the firm may agree to participate in the distributor's marketing efforts by allowing the distributor or its affiliates to participate in conferences, seminars, or other programs attended by the intermediary's sales force. Although an intermediary may seek revenue-sharing payments to offset costs incurred by the firm in servicing its clients who have invested in the fund, the intermediary may earn a profit on these payments. Revenue-sharing payments may provide your firm with an incentive to favor the fund.

The SAI discusses the distributor's revenue-sharing arrangements in more detail. Your intermediary may charge you additional fees other than those disclosed in this prospectus. You can ask your firm about any payments it receives from the distributor or the fund, as well as about fees and/or commissions it charges.

The distributor, advisor, and their affiliates may have other relationships with your firm relating to the provisions of services to the fund, such as providing omnibus account services, transaction-processing services, or effecting portfolio transactions for the fund. If your intermediary provides these services, the advisor or the fund may compensate the intermediary for these services. In addition, your intermediary may have other compensated relationships with the advisor or its affiliates that are not related to the fund.

18

Your account

How sales charges for Class A, Class B, and Class C shares are calculated

Class A sales charges are as follows:

Your investment ($)	As a % of offering price*	As a % of your investment
Up to 49,999	5.00	5.26
50,000–99,999	4.50	4.71
100,000–249,999	3.50	3.63
250,000–499,999	2.50	2.56
500,000–999,999	2.00	2.04
1,000,000 and over	See below

* Offering price is the net asset value per share plus any initial sales charge.

You may qualify for a reduced Class A sales charge if you own or are purchasing Class A, Class B, Class C, Class ADV, Class I, Class I2, Class R1, Class R2, Class R3, Class R4, Class R5, or Class R6 shares of a John Hancock open-end mutual fund. To receive the reduced sales charge, you must tell your broker or financial representative at the time you purchase the fund's Class A shares about any other John Hancock mutual funds held by you, your spouse, or your children under the age of 21. This includes investments held in an individual retirement account, in an employee benefit plan, or with a broker or financial representative other than the one handling your current purchase. John Hancock will credit the combined value, at the current offering price, of all eligible accounts to determine whether you qualify for a reduced sales charge on your current purchase. You may need to provide documentation for these accounts, such as an account statement. For more information about sales charges, reductions, and waivers, you may visit the fund's website at jhinvestments.com, which includes hyperlinks to facilitate access to this information. You may also consult your broker or financial advisor, or refer to the section entitled "Sales Charges on Class A, Class B, and Class C Shares" in the fund's SAI. You may request an SAI from your broker or financial advisor by accessing the fund's website at jhinvestments.com or by calling Signature Services at 800-225-5291.

Investments of $1 million or more

Class A shares are available with no front-end sales charge on investments of $1 million or more. There is a contingent deferred sales charge (CDSC) on any Class A shares upon which a commission or finder's fee was paid that are sold within one year of purchase, as follows:

Class A deferred charges on investments of $1 million or more

Years after purchase	CDSC (%)
1st year	1.00
After 1st year	None

For purposes of this CDSC, all purchases made during a calendar month are counted as having been made on the first day of that month.

The CDSC is based on the lesser of the original purchase cost or the current market value of the shares being sold, and is not charged on shares you acquired by reinvesting your dividends. To keep your CDSC as low as possible, each time you place a request to sell shares, we will first sell any shares in your account that are not subject to a CDSC.

Class B and Class C shares

Class B and Class C shares are offered at their net asset value per share, without any initial sales charge.

A CDSC may be charged if a commission has been paid and you sell Class B or Class C shares within a certain time after you bought them, as described in the tables below. There is no CDSC on shares acquired through reinvestment of dividends. The CDSC is based on the original purchase cost or the current market value of the shares being sold, whichever is less. The CDSCs are as follows:

Class B deferred charges

Years after purchase	CDSC (%)
1st year	5.00
2nd year	4.00
3rd or 4th year	3.00
5th year	2.00
6th year	1.00
After 6th year	None

Class C deferred charges

Years after purchase	CDSC (%)
1st year	1.00
After 1st year	None

For purposes of these CDSCs, all purchases made during a calendar month are counted as having been made on the first day of that month.

To keep your CDSC as low as possible, each time you place a request to sell shares, we will first sell any shares in your account that carry no CDSC.

Sales charge reductions and waivers

The availability of certain sales charge waivers and discounts will depend on whether you purchase your shares directly from the fund or through a financial intermediary. Intermediaries may have different policies and procedures regarding the availability of front-end sales charge waivers or CDSC waivers (See attached Appendix 1 - Intermediary Sales Charge Waivers).

Reducing your Class A sales charges

The availability of certain sales charge waivers and discounts will depend on whether you purchase your shares directly from the fund or through a financial intermediary. Intermediaries may have different policies and procedures regarding the availability of front-end sales charge waivers or CDSC waivers (See Appendix 1 - Intermediary Sales Charge Waivers).

There are several ways you can combine multiple purchases of shares of John Hancock funds to take advantage of the breakpoints in the sales charge schedule. The first three ways can be combined in any manner.

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Accumulation privilege—lets you add the value of any class of shares of any John Hancock open-end fund you already own to the amount of your next Class A investment for purposes of calculating the sales charge. However, Class A shares of money market funds will not qualify unless you have already paid a sales charge on those shares.

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Letter of intention—lets you purchase Class A shares of a fund over a 13-month period and receive the same sales charge as if all shares had been purchased at once. You can use a letter of intention to qualify for reduced sales charges if you plan to invest at least to the first breakpoint level (generally $50,000 or $100,000 depending on the specific fund) in a John Hancock fund's Class A shares during the next 13 months. Completing a letter of intention does not obligate you to purchase additional shares. However, if you do not buy enough shares to qualify for the lower sales

19

charges by the earlier of the end of the 13-month period or when you sell your shares, your sales charges will be recalculated to reflect your actual amount purchased. It is your responsibility to tell John Hancock Signature Services Inc. or your financial advisor when you believe you have purchased shares totaling an amount eligible for reduced sales charges, as stated in your letter of intention. Further information is provided in the SAI.

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Combination privilege—lets you combine shares of all funds for purposes of calculating the Class A sales charge.

To utilize any reduction, you must complete the appropriate section of your application, or contact your financial representative or Signature Services. Consult the SAI for additional details (see the back cover of this prospectus).

Group investment program

A group may be treated as a single purchaser under the accumulation and combination privileges. Each investor has an individual account, but the group's investments are lumped together for sales charge purposes, making the investors potentially eligible for reduced sales charges. There is no charge or obligation to invest (although initial investments per account opened must satisfy minimum initial investment requirements specified in the section entitled "Opening an account"), and individual investors may close their accounts at any time.

To utilize this program, you must contact your financial representative or Signature Services to find out how to qualify. Consult the SAI for additional details (see the back cover of this prospectus).

CDSC waivers

As long as Signature Services is notified at the time you sell, any CDSC for Class A, Class B, or Class C shares will be waived in the following cases, as applicable:

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to make payments through certain systematic withdrawal plans

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certain retirement plans participating in PruSolutionsSM programs

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redemptions pursuant to the fund's right to liquidate an account that is below the minimum account value stated below in "Dividends and account policies," under the subsection "Small accounts"

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redemptions of Class A shares made after one year from the inception of a retirement plan at John Hancock

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redemptions made under certain liquidation, merger or acquisition transactions involving other investment companies or personal holding companies

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to make certain distributions from a retirement plan

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because of shareholder death or disability

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rollovers, contract exchanges, or transfers of John Hancock custodial 403(b)(7) account assets required by John Hancock as a result of its decision to discontinue maintaining and administering 403(b)(7) accounts

To utilize a waiver, you must contact your financial representative or Signature Services. Consult the SAI for additional details (see the back cover of this prospectus).

Reinstatement privilege

If you sell shares of a John Hancock fund, you may reinvest some or all of the proceeds back into the same share class of the same fund and account from which it was removed, within 120 days without a sales charge, subject to fund minimums, as long as Signature Services or your financial representative is notified before you reinvest. If you paid a CDSC when you sold your shares, you will be credited with the amount of the CDSC. Consult the SAI for additional details.

To utilize this privilege, you must contact your financial representative or Signature Services. Consult the SAI for additional details (see the back cover of this prospectus).

Waivers for certain investors

Class A shares may be offered without front-end sales charges or CDSCs to the following individuals and institutions:

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Selling brokers and their employees and sales representatives (and their Immediate Family, as defined in the SAI)

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Financial representatives utilizing fund shares in eligible retirement platforms, fee-based, or wrap investment products

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Financial intermediaries who offer shares to self-directed investment brokerage accounts that may or may not charge a transaction fee to their customers

■

Fund trustees and other individuals who are affiliated with these or other John Hancock funds, including employees of John Hancock companies or Manulife Financial Corporation (and their Immediate Family, as defined in the SAI)

■

Individuals exchanging shares held in an eligible fee-based program for Class A shares, provided however, subsequent purchases in Class A shares will be subject to applicable sales charges

■

Individuals transferring assets held in a SIMPLE IRA, SEP, or SARSEP invested in John Hancock funds directly to an IRA

■

Individuals converting assets held in an IRA, SIMPLE IRA, SEP, or SARSEP invested in John Hancock funds directly to a Roth IRA

■

Individuals recharacterizing assets from an IRA, Roth IRA, SEP, SARSEP, or SIMPLE IRA invested in John Hancock funds back to the original account type from which they were converted

■

Participants in group retirement plans that are eligible and permitted to purchase Class A shares as described in the "Choosing an eligible share class" section above. This waiver is contingent upon the group retirement plan being in a recordkeeping arrangement and does not apply to group retirement plans transacting business with the fund through a brokerage relationship in which sales charges are customarily imposed, unless such brokerage relationship qualifies for a sales charge waiver as described. In addition, this waiver does not apply to a group retirement plan that leaves its current recordkeeping arrangement and subsequently transacts business with the fund through a brokerage relationship in which sales charges are customarily imposed. Whether a sales charge waiver is available to your group retirement plan through its record keeper depends upon the policies and procedures of your intermediary. Please consult your financial advisor for further information

■

Retirement plans participating in PruSolutionsSM programs

20

■

Terminating participants in a pension, profit-sharing, or other plan qualified under Section 401(a) of the Code, or described in Section 457(b) of the Code, (i) that is funded by certain John Hancock group annuity contracts, (ii) for which John Hancock Trust Company serves as trustee or custodian, or (iii) the trustee or custodian of which has retained John Hancock Retirement Plan Services ("RPS") as a service provider, rolling over assets (directly or within 60 days after distribution) from such a plan to a John Hancock custodial IRA or John Hancock custodial Roth IRA that invests in John Hancock funds, or the subsequent establishment of or any rollover into a new John Hancock fund account by such terminating participants and/or their Immediate Family (as defined in the SAI), including subsequent investments into such accounts, and that are held directly at John Hancock funds or at the John Hancock Personal Financial Services ("PFS") Financial Center

■

Participants in a terminating pension, profit-sharing, or other plan qualified under Section 401(a) of the Code, or described in Section 457(b) of the Code (the assets of which, immediately prior to such plan's termination, were (a) held in certain John Hancock group annuity contracts, (b) in trust or custody by John Hancock Trust Company, or (c) by a trustee or custodian which has retained John Hancock RPS as a service provider, but have been transferred from such contracts or trust funds and are held either: (i) in trust by a distribution processing organization; or (ii) in a custodial IRA or custodial Roth IRA sponsored by an authorized third-party trust company and made available through John Hancock), rolling over assets (directly or within 60 days after distribution) from such a plan to a John Hancock custodial IRA or John Hancock custodial Roth IRA that invests in John Hancock funds, or the subsequent establishment of or any rollover into a new John Hancock fund account by such participants and/or their Immediate Family (as defined in the SAI), including subsequent investments into such accounts, and that are held directly at John Hancock funds or at the PFS Financial Center

■

Participants actively enrolled in a John Hancock RPS plan account (or an account the trustee of which has retained John Hancock RPS as a service provider) rolling over or transferring assets into a new John Hancock custodial IRA or John Hancock custodial Roth IRA that invests in John Hancock funds through John Hancock PFS (to the extent such assets are otherwise prohibited from rolling over or transferring into such participant's John Hancock RPS plan account), including subsequent investments into such accounts, and that are held directly at John Hancock funds or at the John Hancock PFS Financial Center

■

Individuals rolling over assets held in a John Hancock custodial 403(b)(7) account into a John Hancock custodial IRA account

■

Former employees/associates of John Hancock, its affiliates, or agencies rolling over (directly or indirectly within 60 days after distribution) to a new John Hancock custodial IRA or John Hancock custodial Roth IRA from the John Hancock Employee Investment-Incentive Plan (TIP), John Hancock Savings Investment Plan (SIP), or the John Hancock Pension Plan, and such participants and their Immediate Family (as defined in the SAI) subsequently establishing or rolling over assets into a new John Hancock account through the John Hancock PFS Group, including subsequent investments into such accounts, and that are held directly at John Hancock funds or at the John Hancock PFS Financial Center

■

A member of a class action lawsuit against insurance companies who is investing settlement proceeds

To utilize a waiver, you must contact your financial representative or Signature Services. Consult the SAI for additional details (see the back cover of this prospectus). Please note, these waivers are distinct from those described in Appendix 1, "Intermediary Sales Charge Waivers."

Other waivers

Front-end sales charges and CDSCs are not imposed in connection with the following transactions:

■

Exchanges from one John Hancock fund to the same class of any other John Hancock fund (see "Transaction policies" in this prospectus for additional details)

■

Dividend reinvestments (see "Dividends and account policies" in this prospectus for additional details)

■

In addition, the availability of certain sales charge waivers and discounts will depend on whether you purchase your shares directly from the fund or through a financial intermediary. Intermediaries may have different policies and procedures regarding the availability of front-end sales charge waivers or CDSC waivers (See Appendix 1 - Intermediary Sales Charge Waivers). In all instances, it is the purchaser's responsibility to notify the fund or the purchaser's financial intermediary at the time of purchase of any relationship or other facts qualifying the purchaser for sales charge waivers or discounts. For waivers and discounts not available through a particular intermediary, shareholders will have to purchase fund shares directly from the fund or through another intermediary to receive these waivers or discounts.

Opening an account

1

Read this prospectus carefully.

2

Determine if you are eligible by referring to "Choosing an eligible share class."

3

Determine how much you want to invest. There is no minimum initial investment to purchase Class R1, Class R2, Class R3, Class R4, or Class R5 shares. The minimum initial investments for Class A, Class C, Class I, Class I2 and Class R6 shares are described below. There are no subsequent investment requirements for these share classes.

Share Class	Minimum initial investment
Class A and Class C

$1,000 ($250 for group investments). However, there is no minimum initial investment for certain group retirement plans using salary deduction or similar group methods of payment, for fee-based or wrap accounts of selling firms that have executed a fee-based or wrap agreement with the distributor, or for certain other eligible investment product platforms.

Class I

$250,000. However, the minimum initial investment requirement may be waived, at the fund's sole discretion, for investors in certain fee-based, wrap, or other investment platform programs. The fund also may waive the minimum initial investment for other categories of investors at its discretion, including for: (i) Trustees, (ii) employees of the advisor or its affiliates, and (iii) members of the fund's portfolio management team.

Class I2	$250,000.

21

Class R6

$1 million. However, there is no minimum initial investment requirement for: (i) qualified and nonqualified plan investors that do not require the fund or its affiliates to pay any type of administrative payment; (ii) certain eligible qualifying investment product platforms; or (iii) Trustees, employees of the advisor or its affiliates, and members of the fund's portfolio management team.

4

All Class A, Class C, Class I, Class I2 and Class R6 shareholders must complete the account application, carefully following the instructions. If you have any questions, please contact your financial representative or call Signature Services at 800-225-5291 for Class A and Class C shares or 888-972-8696 for Class I, Class I2 and Class R6 shares.

5

Eligible retirement plans generally may open an account and purchase Class R1, Class R2, Class R3, Class R4, or Class R5 shares by contacting any broker-dealer or other financial service firm authorized to sell Class R1, Class R2, Class R3, Class R4, or Class R5 shares of the fund. Additional shares may be purchased through a retirement plan's administrator or recordkeeper.

6

For Class A and Class C shares, complete the appropriate parts of the account privileges application. By applying for privileges now, you can avoid the delay and inconvenience of having to file an additional application if you want to add privileges later.

7

For Class A, Class C, Class I, Class I2 and Class R6 shares, make your initial investment using the instructions under "Buying shares." You and your financial representative can initiate any purchase, exchange, or sale of shares.

Important information about opening a new account

To help the government fight the funding of terrorism and money laundering activities, the Uniting and Strengthening America by Providing Appropriate Tools Required to Intercept and Obstruct Terrorism Act of 2001 (USA PATRIOT Act) requires all financial institutions to obtain, verify, and record information that identifies each person or entity that opens an account.

For individual investors opening an account. When you open an account, you will be asked for your name, residential address, date of birth, and Social Security number.

For investors other than individuals. When you open an account, you will be asked for the name of the entity, its principal place of business, and taxpayer identification number (TIN), and you may be requested to provide information on persons with authority or control over the account, such as name, residential address, date of birth, and Social Security number. You may also be asked to provide documents, such as articles of incorporation, trust instruments, or partnership agreements, and other information that will help Signature Services identify the entity. Please see the mutual fund account application for more details.

Information for plan participants

Plan participants generally must contact their plan service provider to purchase, redeem, or exchange shares. The administrator of a retirement plan or employee benefits office can provide participants with detailed information on how to participate in the plan, elect a fund as an investment option, elect different investment options, alter the amounts contributed to the plan, or change allocations among investment options. For questions about participant accounts, participants should contact their employee benefits office, the plan administrator, or the organization that provides recordkeeping services for the plan.

Financial service firms may provide some of the shareholder servicing and account maintenance services required by retirement plan accounts and their plan participants, including transfers of registration, dividend payee changes, and generation of confirmation statements, and may arrange for plan administrators to provide other investment or administrative services. Financial service firms may charge retirement plans and plan participants transaction fees and/or other additional amounts for such services. Similarly, retirement plans may charge plan participants for certain expenses. These fees and additional amounts could reduce an investment return in the fund.

22

Buying shares

Class A, Class B, and Class C shares

Opening an account	Adding to an account
By check

■

Make out a check for the investment amount, payable to "John Hancock Signature Services, Inc."

■

Deliver the check and your completed application to your financial representative or mail them to Signature Services (address below).

■

Make out a check for the investment amount, payable to "John Hancock Signature Services, Inc."

■

Fill out the detachable investment slip from an account statement. If no slip is available, include a note specifying the fund name, the share class, your account number, and the name(s) in which the account is registered.

■

Deliver the check and your investment slip or note to your financial representative, or mail them to Signature Services (address below).

By exchange
■ Call your financial representative or Signature Services to request an exchange.	■ Log on to the website below to process exchanges between funds. ■ Call EASI-Line for automated service. ■ Call your financial representative or Signature Services to request an exchange.
By wire

■

Deliver your completed application to your financial representative or mail it to Signature Services.

■

Obtain your account number by calling your financial representative or Signature Services.

■

Obtain wiring instructions by calling Signature Services.

■

Instruct your bank to wire the amount of your investment. Specify the fund name, the share class, your account number, and the name(s) in which the account is registered. Your bank may charge a fee to wire funds.

■

Obtain wiring instructions by calling Signature Services.

■

Instruct your bank to wire the amount of your investment. Specify the fund name, the share class, your account number, and the name(s) in which the account is registered. Your bank may charge a fee to wire funds.

By Internet
■ See "By exchange" and "By wire."

■

Verify that your bank or credit union is a member of the Automated Clearing House (ACH) system.

■

Complete the "Bank information" section on your account application.

■

Log on to the website below to initiate purchases using your authorized bank account.

By phone
■ See "By exchange" and "By wire."

■

Verify that your bank or credit union is a member of the ACH system.

■

Complete the "To purchase, exchange, or redeem shares via telephone" and "Bank information" sections on your account application.

■

Call EASI-Line for automated service.

■

Call your financial representative or call Signature Services between 8:00 A.M. and 7:00 P.M., Monday–Thursday, and on Friday, between 8:00 A.M. and 6:00 P.M., Eastern time.

To add to an account using the Monthly Automatic Accumulation Program, see "Additional investor services."

Regular mail John Hancock Signature Services, Inc. P.O. Box 55913 Boston, MA 02205-5913	Express delivery John Hancock Signature Services, Inc. Suite 55913 30 Dan Road Canton, MA 02021	Website jhinvestments.com	EASI-Line (24/7 automated service) 800-338-8080	Signature Services, Inc. 800-225-5291

23

Buying shares

Class I and Class I2 shares

Opening an account	Adding to an account
By check

■

Make out a check for the investment amount, payable to "John Hancock Signature Services, Inc."

■

Deliver the check and your completed application to your financial representative or mail them to Signature Services (address below).

■

Make out a check for the investment amount, payable to "John Hancock Signature Services, Inc."

■

If your account statement has a detachable investment slip, please complete it in its entirety. If no slip is available, include a note specifying the fund name, your share class, your account number, and the name(s) in which the account is registered.

■

Deliver the check and your investment slip or note to your financial representative, or mail them to Signature Services (address below).

By exchange
■ Call your financial representative or Signature Services to request an exchange.

■

Log on to the website below to process exchanges between funds.

■

Call EASI-Line for account balance, fund inquiry, and transaction processing on some account types.

■

You may exchange Class I shares for other Class I shares or John Hancock Money Market Fund Class A shares.

■

Call your financial representative or Signature Services to request an exchange.

By wire

■

Deliver your completed application to your financial representative or mail it to Signature Services.

■

Obtain your account number by calling your financial representative or Signature Services.

■

Obtain wiring instructions by calling Signature Services.

■

Instruct your bank to wire the amount of your investment. Specify the fund name, the share class, your account number, and the name(s) in which the account is registered. Your bank may charge a fee to wire funds.

■

Obtain wiring instructions by calling Signature Services.

■

Instruct your bank to wire the amount of your investment. Specify the fund name, the share class, your account number, and the name(s) in which the account is registered. Your bank may charge a fee to wire funds.

By phone
■ See "By exchange" and "By wire."

■

Verify that your bank or credit union is a member of the Automated Clearing House (ACH) system.

■

Complete the "To purchase, exchange, or redeem shares via telephone" and "Bank information" sections on your account application.

■

Call EASI-Line for account balance, fund inquiry, and transaction processing on some account types.

■

Call your financial representative or call Signature Services between
8:30 A.M. and 5:00 P.M., Eastern time, on most business days.

Regular mail John Hancock Signature Services, Inc. P.O. Box 55913 Boston, MA 02205-5913	Express delivery John Hancock Signature Services, Inc. Suite 55913 30 Dan Road Canton, MA 02021	Website jhinvestments.com	EASI-Line (24/7 automated service) 800-597-1897	Signature Services, Inc. 888-972-8696

24

Buying shares

Class R6 shares

Opening an account	Adding to an account
By check

■

Make out a check for the investment amount, payable to "John Hancock Signature Services, Inc."

■

Deliver the check and your completed application to your financial representative or mail them to Signature Services (address below).

■

Make out a check for the investment amount, payable to "John Hancock Signature Services, Inc."

■

If your account statement has a detachable investment slip, please complete it in its entirety. If no slip is available, include a note specifying the fund name, the share class, your account number, and the name(s) in which the account is registered.

■

Deliver the check and your investment slip or note to your financial representative, or mail them to Signature Services (address below).

By exchange
■ Call your financial representative or Signature Services to request an exchange.

■

Log on to the website below to process exchanges between funds.

■

Call EASI-Line for account balance, fund inquiry, and transaction processing on some account types.

■

You may exchange Class R6 shares for other Class R6 shares or John Hancock Money Market Fund Class A shares.

■

Call your financial representative or Signature Services to request an exchange.

By wire

■

Deliver your completed application to your financial representative or mail it to Signature Services.

■

Obtain your account number by calling your financial representative or Signature Services.

■

Obtain wiring instructions by calling Signature Services.

■

Instruct your bank to wire the amount of your investment. Specify the fund name, the share class, your account number, and the name(s) in which the account is registered. Your bank may charge a fee to wire funds.

■

Obtain wiring instructions by calling Signature Services.

■

Instruct your bank to wire the amount of your investment. Specify the fund name, the share class, your account number, and the name(s) in which the account is registered. Your bank may charge a fee to wire funds.

By phone
■ See "By exchange" and "By wire."

■

Verify that your bank or credit union is a member of the Automated Clearing House (ACH) system.

■

Complete the "To purchase, exchange, or redeem shares via telephone" and "Bank information" sections on your account application.

■

Call EASI-Line for account balance, fund inquiry, and transaction processing on some account types.

■

Call your financial representative or call Signature Services between
8:30 A.M. and 5:00 P.M., Eastern time, on most business days.

25

Selling shares

Class A, Class B, and Class C shares

To sell some or all of your shares
By letter
■ Accounts of any type ■ Sales of any amount

■

Write a letter of instruction or complete a stock power indicating the fund name, the share class, your account number, the name(s) in which the account is registered, and the dollar value or number of shares you wish to sell.

■

Include all signatures and any additional documents that may be required (see the next page).

■

Mail the materials to Signature Services (address below).

■

A check will be mailed to the name(s) and address in which the account is registered, or otherwise according to your letter of instruction.

By Internet
■ Most accounts ■ Sales of up to $100,000	■ Log on to the website below to initiate redemptions from your fund.
By phone
■ Most accounts ■ Sales of up to $100,000

■

Call EASI-Line for automated service.

■

Call your financial representative or call Signature Services between 8:00 A.M. and 7:00 P.M., Monday–Thursday, and on Friday, between 8:00 A.M. and 6:00 P.M., Eastern time.

By wire or electronic funds transfer (EFT)
■ Requests by letter to sell any amount ■ Requests by Internet or phone to sell up to $100,000

■

To verify that the Internet or telephone redemption privilege is in place on an account, or to request the form to add it to an existing account, call Signature Services.

■

A $4 fee will be deducted from your account. Your bank may also charge a fee for this service.

By exchange
■ Accounts of any type ■ Sales of any amount

■

Obtain a current prospectus for the fund into which you are exchanging by accessing the fund's website or by calling your financial representative or Signature Services.

■

Log on to the website below to process exchanges between your funds.

■

Call EASI-Line for automated service.

■

Call your financial representative or Signature Services to request an exchange.

To sell shares through a systematic withdrawal plan, see "Additional investor services."

Regular mail John Hancock Signature Services, Inc. P.O. Box 55913 Boston, MA 02205-5913	Express delivery John Hancock Signature Services, Inc. Suite 55913 30 Dan Road Canton, MA 02021	Website jhinvestments.com	EASI-Line (24/7 automated service) 800-338-8080	Signature Services, Inc. 800-225-5291

26

Class A, Class B, and Class C shares

Selling shares in writing

In certain circumstances, you will need to make your request to sell shares in writing. You may need to include additional items with your request, unless they were previously provided to Signature Services and are still accurate. These items are shown in the table below. You may also need to include a signature guarantee, which protects you against fraudulent orders. You will need a signature guarantee if:

■

your address of record has changed within the past 30 days,

■

you are selling more than $100,000 worth of shares (this requirement is waived for certain entities operating under a signed fax trading agreement with John Hancock), or

■

you are requesting payment other than by a check mailed to the address/bank of record and payable to the registered owner(s).

You will need to obtain your signature guarantee from a member of the Medallion Signature Guarantee Program. Most broker-dealers, banks, credit unions, and securities exchanges are members of this program. A notary public CANNOT provide a signature guarantee.

Seller	Requirements for written requests
Owners of individual, joint, or UGMA/UTMA accounts (custodial accounts for minors)

■

Letter of instruction

■

On the letter, the signatures and titles of all persons authorized to sign for the account, exactly as the account is registered

■

Medallion signature guarantee, if applicable (see above)

Owners of corporate, sole proprietorship, general partner, or association accounts

■

Letter of instruction

■

Corporate business/organization resolution, certified within the past 12 months, or a John Hancock business/organization certification form

■

On the letter and the resolution, the signature of the person(s) authorized to sign for the account

■

Medallion signature guarantee, if applicable (see above)

Owners or trustees of trust accounts

■

Letter of instruction

■

On the letter, the signature(s) of the trustee(s)

■

Copy of the trust document, certified within the past 12 months, or a John Hancock trust certification form

■

Medallion signature guarantee, if applicable (see above)

Joint tenancy shareholders with rights of survivorship with deceased co-tenant(s)	■ Letter of instruction signed by surviving tenant(s) ■ Copy of the death certificate ■ Medallion signature guarantee, if applicable (see above) ■ Inheritance tax waiver, if applicable
Executors of shareholder estates

■

Letter of instruction signed by the executor

■

Copy of the order appointing executor, certified within the past 12 months

■

Medallion signature guarantee, if applicable (see above)

■

Inheritance tax waiver, if applicable

Administrators, conservators, guardians, and other sellers, or account types not listed above	■ Call Signature Services for instructions

Regular mail John Hancock Signature Services, Inc. P.O. Box 55913 Boston, MA 02205-5913	Express delivery John Hancock Signature Services, Inc. Suite 55913 30 Dan Road Canton, MA 02021	Website jhinvestments.com	EASI-Line (24/7 automated service) 800-338-8080	Signature Services, Inc. 800-225-5291

27

Selling shares

Class I and Class I2 shares

To sell some or all of your shares
By letter
■ Sales of any amount

■

Write a letter of instruction or complete a stock power indicating the fund name, the share class, your account number, the name(s) in which the account is registered, and the dollar value or number of shares you wish to sell.

■

Include all signatures and any additional documents that may be required (see the next page).

■

Mail the materials to Signature Services (address below).

■

A check will be mailed to the name(s) and address in which the account is registered, or otherwise according to your letter of instruction.

■

Certain requests will require a Medallion signature guarantee. Please refer to "Selling shares in writing" on the next page.

By phone

Amounts up to $100,000:

■

Most accounts

Amounts up to $5 million:

■

Available to the following types of accounts: custodial accounts held by banks, trust companies, or broker-dealers; endowments and foundations; corporate accounts; group retirement plans; and pension accounts (excluding IRAs, 403(b) plans, and all John Hancock custodial retirement accounts)

■

Call EASI-Line for account balance, general fund inquiry, and transaction processing on some account types.

■

Redemption proceeds of up to $100,000 may be sent by wire or by check. A check will be mailed to the exact name(s) and address on the account.

■

To place your request with a representative at John Hancock, call Signature Services between 8:30 A.M. and 5:00 P.M., Eastern time, on most business days, or contact your financial representative.

■

Redemption proceeds exceeding $100,000 will be wired to your designated bank account, unless a Medallion signature guaranteed letter is provided requesting payment by check. Please refer to "Selling shares in writing."

By wire or electronic funds transfer (EFT)
■ Requests by letter to sell any amount ■ Qualified requests by phone to sell to $5 million (accounts with telephone redemption privileges)

■

To verify that the telephone redemption privilege is in place on an account, or to request the form to add it to an existing account, call Signature Services.

■

Amounts up to $100,000 may be sent by EFT or by check. Your bank may charge a fee for this service.

■

Amounts of $5 million or more will be wired.

By exchange
■ Sales of any amount

■

Obtain a current prospectus for the fund into which you are exchanging by accessing the fund's website, or by calling your financial representative or Signature Services.

■

Call EASI-Line for account balance, general fund inquiry, and transaction processing on some account types.

■

You may only exchange Class I shares for other Class I shares or John Hancock Money Market Fund Class A shares.

■

You may exchange Class I2 shares for Class I shares of other John Hancock funds so long as the minimum investment requirements are satisfied. If an investor exchanges out of the fund's Class I2 shares, they may not exchange back into Class I2.

■

Call your financial representative or Signature Services to request an exchange.

Regular mail John Hancock Signature Services, Inc. P.O. Box 55913 Boston, MA 02205-5913	Express delivery John Hancock Signature Services, Inc. Suite 55913 30 Dan Road Canton, MA 02021	Website jhinvestments.com	EASI-Line (24/7 automated service) 800-597-1897	Signature Services, Inc. 888-972-8696

28

Class I and Class I2 shares

Selling shares in writing

In certain circumstances, you will need to make your request to sell shares in writing. You may need to include additional items with your request, unless they were previously provided to Signature Services and are still accurate. These items are shown in the table below. You may also need to include a signature guarantee, which protects you against fraudulent orders. You will need a signature guarantee if:

■

your address of record has changed within the past 30 days;

■

you are selling more than $100,000 worth of shares and are requesting payment by check (this requirement is waived for certain entities operating under a signed fax trading agreement with John Hancock);

■

you are selling more than $5 million worth of shares from the following types of accounts: custodial accounts held by banks, trust companies, or broker-dealers; endowments and foundations; corporate accounts; group retirement plans; and pension accounts (excluding IRAs, 403(b) plans, and all John Hancock custodial retirement accounts); or

■

you are requesting payment other than by a check mailed to the address/bank of record and payable to the registered owner(s).

You will need to obtain your signature guarantee from a member of the Medallion Signature Guarantee Program. Most broker-dealers, banks, credit unions, and securities exchanges are members of this program. A notary public CANNOT provide a signature guarantee.

Seller	Requirements for written requests
Owners of individual, joint, or UGMA/UTMA accounts (custodial accounts for minors)

■

Letter of instruction

■

On the letter, the signatures and titles of all persons authorized to sign for the account, exactly as the account is registered

■

Medallion signature guarantee, if applicable (see above)

Owners of corporate, sole proprietorship, general partner, or association accounts

■

Letter of instruction

■

Corporate business/organization resolution, certified within the past 12 months, or a John Hancock business/organization certification form

■

On the letter and the resolution, the signature of the person(s) authorized to sign for the account

■

Medallion signature guarantee, if applicable (see above)

Owners or trustees of trust accounts

■

Letter of instruction

■

On the letter, the signature(s) of the trustee(s)

■

Copy of the trust document, certified within the past 12 months, or a John Hancock trust certification form

■

Medallion signature guarantee, if applicable (see above)

Joint tenancy shareholders with rights of survivorship with deceased co-tenant(s)	■ Letter of instruction signed by surviving tenant(s) ■ Copy of the death certificate ■ Medallion signature guarantee, if applicable (see above) ■ Inheritance tax waiver, if applicable
Executors of shareholder estates

■

Letter of instruction signed by the executor

■

Copy of the order appointing executor, certified within the past 12 months

■

Medallion signature guarantee, if applicable (see above)

■

Inheritance tax waiver, if applicable

Administrators, conservators, guardians, and other sellers, or account types not listed above	■ Call Signature Services for instructions

Regular mail John Hancock Signature Services, Inc. P.O. Box 55913 Boston, MA 02205-5913	Express delivery John Hancock Signature Services, Inc. Suite 55913 30 Dan Road Canton, MA 02021	Website jhinvestments.com	EASI-Line (24/7 automated service) 800-597-1897	Signature Services, Inc. 888-972-8696

29

Selling shares

Class R6 shares

To sell some or all of your shares
By letter
■ Sales of any amount

■

Write a letter of instruction or complete a stock power indicating the fund name, the share class, your account number, the name(s) in which the account is registered, and the dollar value or number of shares you wish to sell.

■

Include all signatures and any additional documents that may be required (see the next page).

■

Mail the materials to Signature Services (address below).

■

A check will be mailed to the name(s) and address in which the account is registered, or otherwise according to your letter of instruction.

■

Certain requests will require a Medallion signature guarantee. Please refer to "Selling shares in writing" on the next page.

By phone

Amounts up to $5 million:

■

Available to the following types of accounts: custodial accounts held by banks, trust companies, or broker-dealers; endowments and foundations; corporate accounts; and group retirement plans

■

Call EASI-Line for account balance, general fund inquiry, and transaction processing on some account types.

■

Redemption proceeds of up to $100,000 may be sent by wire or by check. A check will be mailed to the exact name(s) and address on the account.

■

To place your request with a representative at John Hancock, call Signature Services between 8:30 A.M. and 5:00 P.M., Eastern time, on most business days, or your financial representative.

■

Redemption proceeds exceeding $100,000 will be wired to your designated bank account, unless a Medallion signature guaranteed letter is provided requesting payment by check. Please refer to "Selling shares in writing."

By wire or electronic funds transfer (EFT)
■ Requests by letter to sell any amount ■ Qualified requests by phone to sell to $5 million (accounts with telephone redemption privileges)

■

To verify that the telephone redemption privilege is in place on an account, or to request the form to add it to an existing account, call Signature Services.

■

Amounts of $5 million or more will be sent by wire.

■

Amounts up to $100,000 may be sent by EFT or by check. Your bank may charge a fee for this service.

By exchange
■ Sales of any amount

■

Obtain a current prospectus for the fund into which you are exchanging by accessing the fund's website, or by calling your financial representative or Signature Services.

■

Call EASI-Line for account balance, general fund inquiry, and transaction processing on some account types.

■

You may only exchange Class R6 shares for other Class R6 shares or John Hancock Money Market Fund Class A shares.

■

Call your financial representative or Signature Services to request an exchange.

Regular mail John Hancock Signature Services, Inc. P.O. Box 55913 Boston, MA 02205-5913	Express delivery John Hancock Signature Services, Inc. Suite 55913 30 Dan Road Canton, MA 02021	Website jhinvestments.com	EASI-Line (24/7 automated service) 800-597-1897	Signature Services, Inc. 888-972-8696

30

Class R6 shares

Selling shares in writing

In certain circumstances, you will need to make your request to sell shares in writing. You may need to include additional items with your request, unless they were previously provided to Signature Services and are still accurate. These items are shown in the table below. You may also need to include a signature guarantee, which protects you against fraudulent orders. You will need a signature guarantee if:

■

your address of record has changed within the past 30 days;

■

you are selling more than $100,000 worth of shares and are requesting payment by check (this requirement is waived for certain entities operating under a signed fax trading agreement with John Hancock);

■

you are selling more than $5 million worth of shares from the following types of accounts: custodial accounts held by banks, trust companies, or broker-dealers; endowments and foundations; corporate accounts; and group retirement plans; or

■

you are requesting payment other than by a check mailed to the address/bank of record and payable to the registered owner(s).

You will need to obtain your signature guarantee from a member of the Medallion Signature Guarantee Program. Most broker-dealers, banks, credit unions, and securities exchanges are members of this program. A notary public CANNOT provide a signature guarantee.

Seller	Requirements for written requests
Owners of individual, joint, or UGMA/UTMA accounts (custodial accounts for minors)

■

Letter of instruction

■

On the letter, the signatures and titles of all persons authorized to sign for the account, exactly as the account is registered

■

Medallion signature guarantee, if applicable (see above)

Owners of corporate, sole proprietorship, general partner, or association accounts

■

Letter of instruction

■

Corporate business/organization resolution, certified within the past 12 months, or a John Hancock business/organization certification form

■

On the letter and the resolution, the signature of the person(s) authorized to sign for the account

■

Medallion signature guarantee, if applicable (see above)

Owners or trustees of trust accounts

■

Letter of instruction

■

On the letter, the signature(s) of the trustee(s)

■

Copy of the trust document, certified within the past 12 months, or a John Hancock trust certification form

■

Medallion signature guarantee, if applicable (see above)

Joint tenancy shareholders with rights of survivorship with deceased co-tenant(s)	■ Letter of instruction signed by surviving tenant(s) ■ Copy of the death certificate ■ Medallion signature guarantee, if applicable (see above) ■ Inheritance tax waiver, if applicable
Executors of shareholder estates

■

Letter of instruction signed by the executor

■

Copy of the order appointing executor, certified within the past 12 months

■

Medallion signature guarantee, if applicable (see above)

■

Inheritance tax waiver, if applicable

Administrators, conservators, guardians, and other sellers, or account types not listed above	■ Call Signature Services for instructions

Regular mail John Hancock Signature Services, Inc. P.O. Box 55913 Boston, MA 02205-5913	Express delivery John Hancock Signature Services, Inc. Suite 55913 30 Dan Road Canton, MA 02021	Website jhinvestments.com	EASI-Line (24/7 automated service) 800-597-1897	Signature Services, Inc. 888-972-8696

31

Transaction policies

Valuation of shares

The net asset value (NAV) for each class of shares of the fund is normally determined once daily as of the close of regular trading on the New York Stock Exchange (NYSE) (typically 4:00 P.M., Eastern time, on each business day that the NYSE is open). In case of emergency or other disruption resulting in the NYSE not opening for trading or the NYSE closing at a time other than the regularly scheduled close, the NAV may be determined as of the regularly scheduled close of the NYSE pursuant to the fund's Valuation Policies and Procedures. The time at which shares and transactions are priced and until which orders are accepted may vary to the extent permitted by the Securities and Exchange Commission and applicable regulations. On holidays or other days when the NYSE is closed, the NAV is not calculated and the fund does not transact purchase or redemption requests. Trading of securities that are primarily listed on foreign exchanges may take place on weekends and U.S. business holidays on which the fund's NAV is not calculated. Consequently, the fund's portfolio securities may trade and the NAV of the fund's shares may be significantly affected on days when a shareholder will not be able to purchase or redeem shares of the fund.

Each class of shares of the fund has its own NAV, which is computed by dividing the total assets, minus liabilities, allocated to each share class by the number of fund shares outstanding for that class. The current NAV of the fund is available on our website at jhinvestments.com.

Valuation of securities

Portfolio securities are valued by various methods that are generally described below. Portfolio securities also may be fair valued by the fund's Pricing Committee in certain instances pursuant to procedures established by the Trustees. Equity securities are generally valued at the last sale price or, for certain markets, the official closing price as of the close of the relevant exchange. Securities not traded on a particular day are valued using last available bid prices. A security that is listed or traded on more than one exchange is typically valued at the price on the exchange where the security was acquired or most likely will be sold. In certain instances, the Pricing Committee may determine to value equity securities using prices obtained from another exchange or market if trading on the exchange or market on which prices are typically obtained did not open for trading as scheduled, or if trading closed earlier than scheduled, and trading occurred as normal on another exchange or market. Debt obligations are valued based on evaluated prices provided by an independent pricing vendor. The value of securities denominated in foreign currencies is converted into U.S. dollars at the exchange rate supplied by an independent pricing vendor. Exchange-traded options are valued at the mean of the most recent bid and ask prices. Futures contracts are typically valued at settlement prices. If settlement prices are not available, futures contracts may be valued using last traded prices. Shares of other open-end investment companies that are not exchange-traded funds (underlying funds) are valued based on the NAVs of such underlying funds.

Pricing vendors may use matrix pricing or valuation models that utilize certain inputs and assumptions to derive values, including transaction data, credit quality information, general market conditions, news, and other factors and assumptions. Special valuation considerations may apply with respect to a fund's "odd-lot" positions, as the fund may receive different prices when it sells such positions than it would receive for sales of institutional round lot positions. Pricing vendors generally value securities assuming orderly transactions of institutional round lot sizes, but a fund may hold or transact in such securities in smaller, odd lot sizes.

The Pricing Committee engages in oversight activities with respect to the fund's pricing vendors, which includes, among other things, monitoring significant or unusual price fluctuations above predetermined tolerance levels from the prior day, back-testing of pricing vendor prices against actual trades, conducting periodic due diligence meetings and reviews, and periodically reviewing the inputs, assumptions and methodologies used by these vendors.

If market quotations, official closing prices, or information furnished by a pricing vendor are not readily available or are otherwise deemed unreliable or not representative of the fair value of such security because of market- or issuer-specific events, a security will be valued at its fair value as determined in good faith by the Trustees. The Trustees are assisted in their responsibility to fair value securities by the fund's Pricing Committee, and the actual calculation of a security's fair value may be made by the Pricing Committee acting pursuant to the procedures established by the Trustees. In certain instances, therefore, the Pricing Committee may determine that a reported valuation does not reflect fair value, based on additional information available or other factors, and may accordingly determine in good faith the fair value of the assets, which may differ from the reported valuation.

Fair value pricing of securities is intended to help ensure that a fund's NAV reflects the fair market value of the fund's portfolio securities as of the close of regular trading on the NYSE (as opposed to a value that no longer reflects market value as of such close), thus limiting the opportunity for aggressive traders or market timers to purchase shares of the fund at deflated prices reflecting stale security valuations and promptly sell such shares at a gain, thereby diluting the interests of long-term shareholders. However, a security's valuation may differ depending on the method used for determining value, and no assurance can be given that fair value pricing of securities will successfully eliminate all potential opportunities for such trading gains.

The use of fair value pricing has the effect of valuing a security based upon the price the fund might reasonably expect to receive if it sold that security in an orderly transaction between market participants, but does not guarantee that the security can be sold at the fair value price. Further, because of the inherent uncertainty and subjective nature of fair valuation, a fair valuation price may differ significantly from the value that would have been used had a readily available market price for the investment existed and these differences could be material.

Regarding the fund's investment in an underlying fund that is not an ETF, which (as noted above) is valued at such underlying fund's NAV, the prospectus for such underlying fund explains the circumstances and effects of fair value pricing for that underlying fund.

Buy and sell prices

When you buy shares, you pay the NAV, plus any applicable sales charges, as described earlier. When you sell shares, you receive the NAV, minus any applicable deferred sales charges.

Execution of requests

The fund is open on those days when the NYSE is open, typically Monday through Friday. Buy and sell requests are executed at the next NAV to be calculated after Signature Services receives your request in good order. At times of peak activity, it may be difficult to place requests by telephone, if available

32

for your share class. During these times, consider using EASI-Line, accessing jhinvestments.com, or sending your request in writing.

The fund typically expects to mail or wire redemption proceeds between 1 and 3 days following the receipt of the shareholder's redemption request. In unusual circumstances, the fund may temporarily suspend the processing of sell requests or may postpone payment of proceeds for up to three business days or longer, as allowed by federal securities laws.

Under normal market conditions, the fund typically expects to meet redemption requests through holdings of cash or cash equivalents or through sales of portfolio securities, and may access other available liquidity facilities. In unusual or stressed market conditions, in addition to the methods used in normal market conditions, the fund may meet redemption requests through the use of its line of credit, interfund lending facility, redemptions in kind, or such other liquidity means or facilities as the fund may have in place from time to time.

Telephone transactions

For your protection, telephone requests, if available for your share class, may be recorded in order to verify their accuracy. Also for your protection, telephone redemption transactions are not permitted on accounts in which names or mailing addresses have changed within the past 30 days. Proceeds from telephone transactions can only be mailed to the address of record.

Exchanges and conversions

You may exchange Class A, Class B, and Class C shares of one John Hancock fund for shares of the same class of any other John Hancock fund that is then offering that class, generally without paying any sales charges, if applicable.

You may exchange Class I and Class R6 shares, respectively, of one John Hancock fund for Class I and Class R6 shares of any other John Hancock fund or for John Hancock Money Market Fund Class A shares.

You may exchange Class I2 shares for Class I shares of other John Hancock funds so long as the minimum investment requirements are satisfied. If you exchange out of Class I2 shares, you may not exchange back into Class I2.

You may exchange your Class R1, Class R2, Class R3, Class R4, or Class R5 shares for shares of the same class of other John Hancock funds that are available through your plan, or John Hancock Money Market Fund Class A shares.

For all share classes, the registration for both accounts involved in an exchange must be identical.

Note: Once exchanged into John Hancock Money Market Fund Class A shares, shares may only be exchanged back into the original class from which the shares were exchanged. As applicable, shares acquired in an exchange will be subject to the CDSC rate and holding schedule of the fund in which such shares were originally purchased if and when such shares are redeemed. For purposes of determining the holding period for calculating the CDSC, shares will continue to age from their original purchase date.

Provided the fund's eligibility requirements are met, and to the extent the referenced share class is offered by the fund, an investor in the fund pursuant to a fee-based, wrap, or other investment platform program of certain firms, as determined by the fund, may be afforded an opportunity to make a conversion of (i) Class A shares and/or Class C shares (not subject to a CDSC) also owned by the investor in the same fund to Class I shares or Class R6 shares of that fund; or (ii) Class I shares also owned by the investor to Class R6 shares of the same fund. Investors that no longer participate in a fee-based, wrap, or other investment platform program of certain firms may be afforded an opportunity to make a conversion to Class A shares of the same fund. The fund may in its sole discretion permit a conversion of one share class to another share class of the same fund in certain circumstances other than those described above.

In addition, (i) Trustees, (ii) employees of the advisor or its affiliates, and (iii) members of the fund's portfolio management team, may make a conversion of Class A shares also owned by the investor in the same fund to Class R6 shares or, if Class R6 shares are unavailable, Class I shares of that fund. Conversion of Class A shares and/or Class C shares to Class I shares or Class R6 shares of the same fund in these particular circumstances does not cause the investor to recognize taxable gain or loss. For further details, see "Additional information concerning taxes" in the SAI for information regarding taxation upon the redemption or exchange of shares of the fund (see the back cover of this prospectus).

The fund may change or cancel its exchange policies at any time, upon 60 days' written notice to its shareholders. For further details, see "Additional services and programs" in the SAI (see the back cover of this prospectus).

Excessive trading

The fund is intended for long-term investment purposes only and does not knowingly accept shareholders who engage in market timing or other types of excessive short-term trading. Short-term trading into and out of the fund can disrupt portfolio investment strategies and may increase fund expenses for all shareholders, including long-term shareholders who do not generate these costs.

Right to reject or restrict purchase and exchange orders

Purchases and exchanges should be made primarily for investment purposes. The fund reserves the right to restrict, reject, or cancel (with respect to cancellations within one day of the order), for any reason and without any prior notice, any purchase or exchange order, including transactions representing excessive trading and transactions accepted by any shareholder's financial intermediary. For example, the fund may, in its discretion, restrict, reject, or cancel a purchase or exchange order even if the transaction is not subject to a specific limitation on exchange activity, as described below, if the fund or its agent determines that accepting the order could interfere with the efficient management of the fund's portfolio, or otherwise not be in the fund's best interest in light of unusual trading activity related to your account. In the event that the fund rejects or cancels an exchange request, neither the redemption nor the purchase side of the exchange will be processed. If you would like the redemption request to be processed even if the purchase order is rejected, you should submit separate redemption and purchase orders rather than placing an exchange order. The fund reserves the right to delay for up to one business day, consistent with applicable law, the processing of exchange requests in the event that, in the fund's judgment, such delay would be in the fund's best interest, in which case both the redemption and purchase side of the exchange will receive the fund's NAV at the conclusion of the delay period. The fund, through its agents in their sole discretion, may impose these remedial actions at the account holder level or the underlying shareholder level.

33

Exchange limitation policies

The Board of Trustees has adopted the following policies and procedures by which the fund, subject to the limitations described below, takes steps reasonably designed to curtail excessive trading practices.

Limitation on exchange activity

The fund or its agent may reject or cancel a purchase order, suspend or terminate the exchange privilege, or terminate the ability of an investor to invest in John Hancock funds if the fund or its agent determines that a proposed transaction involves market timing or disruptive trading that it believes is likely to be detrimental to the fund. The fund or its agent cannot ensure that it will be able to identify all cases of market timing or disruptive trading, although it attempts to have adequate procedures in place to do so. The fund or its agent may also reject or cancel any purchase order (including an exchange) from an investor or group of investors for any other reason. Decisions to reject or cancel purchase orders (including exchanges) in the fund are inherently subjective and will be made in a manner believed to be in the best interest of the fund's shareholders. The fund does not have any arrangement to permit market timing or disruptive trading.

Exchanges made on the same day in the same account are aggregated for purposes of counting the number and dollar amount of exchanges made by the account holder. The exchange limits referenced above will not be imposed or may be modified under certain circumstances. For example, these exchange limits may be modified for accounts held by certain retirement plans to conform to plan exchange limits, ERISA considerations, or U.S. Department of Labor regulations. Certain automated or preestablished exchange, asset allocation, and dollar-cost-averaging programs are not subject to these exchange limits. These programs are excluded from the exchange limitation since the fund believes that they are advantageous to shareholders and do not offer an effective means for market timing or excessive trading strategies. These investment tools involve regular and predetermined purchase or redemption requests made well in advance of any knowledge of events affecting the market on the date of the purchase or redemption.

These exchange limits are subject to the fund's ability to monitor exchange activity, as discussed under "Limitation on the ability to detect and curtail excessive trading practices" below. Depending upon the composition of the fund's shareholder accounts, and in light of the limitations on the ability of the fund to detect and curtail excessive trading practices, a significant percentage of the fund's shareholders may not be subject to the exchange limitation policy described above. In applying the exchange limitation policy, the fund considers information available to it at the time and reserves the right to consider trading activity in a single account or multiple accounts under common ownership, control, or influence.

Limitation on the ability to detect and curtail excessive trading practices

Shareholders seeking to engage in excessive trading practices sometimes deploy a variety of strategies to avoid detection and, despite the efforts of the fund to prevent excessive trading, there is no guarantee that the fund or its agent will be able to identify such shareholders or curtail their trading practices. The ability of the fund and its agent to detect and curtail excessive trading practices may also be limited by operational systems and technological limitations. Because the fund will not always be able to detect frequent trading activity, investors should not assume that the fund will be able to detect or prevent all frequent trading or other practices that disadvantage the fund. For example, the ability of the fund to monitor trades that are placed by omnibus or other nominee accounts is severely limited in those instances in which the financial intermediary, including a financial advisor, broker, retirement plan administrator, or fee-based program sponsor, maintains the records of the fund's underlying beneficial owners. Omnibus or other nominee account arrangements are common forms of holding shares of the fund, particularly among certain financial intermediaries, such as financial advisors, brokers, retirement plan administrators, or fee-based program sponsors. These arrangements often permit the financial intermediary to aggregate its clients' transactions and ownership positions and do not identify the particular underlying shareholder(s) to the fund. However, the fund will work with financial intermediaries as necessary to discourage shareholders from engaging in abusive trading practices and to impose restrictions on excessive trades. In this regard, the fund has entered into information-sharing agreements with financial intermediaries pursuant to which these intermediaries are required to provide to the fund, at the fund's request, certain information relating to their customers investing in the fund through omnibus or other nominee accounts. The fund will use this information to attempt to identify excessive trading practices. Financial intermediaries are contractually required to follow any instructions from the fund to restrict or prohibit future purchases from shareholders that are found to have engaged in excessive trading in violation of the fund's policies. The fund cannot guarantee the accuracy of the information provided to it from financial intermediaries and so cannot ensure that it will be able to detect abusive trading practices that occur through omnibus or other nominee accounts. As a consequence, the fund's ability to monitor and discourage excessive trading practices in these types of accounts may be limited.

Excessive trading risk

To the extent that the fund or its agent is unable to curtail excessive trading practices in the fund, these practices may interfere with the efficient management of the fund's portfolio and may result in the fund engaging in certain activities to a greater extent than it otherwise would, such as maintaining higher cash balances, using its line of credit, and engaging in increased portfolio transactions. Increased portfolio transactions and use of the line of credit would correspondingly increase the fund's operating costs and decrease the fund's investment performance. Maintenance of higher levels of cash balances would likewise result in lower fund investment performance during periods of rising markets.

While excessive trading can potentially occur in the fund, certain types of funds are more likely than others to be targets of excessive trading. For example:

■

A fund that invests a significant portion of its assets in small- or mid-capitalization stocks or securities in particular industries that may trade infrequently or are fair valued as discussed under "Valuation of securities" entails a greater risk of excessive trading, as investors may seek to trade fund shares in an effort to benefit from their understanding of the value of those types of securities (referred to as price arbitrage).

■

A fund that invests a material portion of its assets in securities of foreign issuers may be a potential target for excessive trading if investors seek to engage in price arbitrage based upon general trends in the securities markets that occur subsequent to the close of the primary market for such securities.

■

A fund that invests a significant portion of its assets in below-investment-grade (junk) bonds that may trade infrequently or are fair valued as discussed under "Valuation of securities" incurs a greater risk of excessive trading, as investors

34

may seek to trade fund shares in an effort to benefit from their understanding of the value of those types of securities (referred to as price arbitrage).

Any frequent trading strategies may interfere with efficient management of a fund's portfolio and raise costs. A fund that invests in the types of securities discussed above may be exposed to this risk to a greater degree than a fund that invests in highly liquid securities. These risks would be less significant, for example, in a fund that primarily invests in U.S. government securities, money market instruments, investment-grade corporate issuers, or large-capitalization U.S. equity securities. Any successful price arbitrage may cause dilution in the value of the fund shares held by other shareholders.

Account information

The fund is required by law to obtain information for verifying an account holder's identity. For example, an individual will be required to supply his or her name, residential address, date of birth, and Social Security number. If you do not provide the required information, we may not be able to open your account. If verification is unsuccessful, the fund may close your account, redeem your shares at the next NAV, minus any applicable sales charges, and take any other steps that it deems reasonable.

Certificated shares

The fund does not issue share certificates. Shares are electronically recorded.

Sales in advance of purchase payments

When you place a request to sell shares for which the purchase money has not yet been collected, the request will be executed in a timely fashion, but the fund will not release the proceeds to you until your purchase payment clears. This may take up to 10 business days after the purchase.

Dividends and account policies

Account statements

For Class A, Class B, and Class C shares, in general, you will receive account statements as follows:

■

after every transaction (except a dividend reinvestment, automatic investment, or systematic withdrawal) that affects your account balance

■

after any changes of name or address of the registered owner(s)

■

in all other circumstances, every quarter

For Class I, Class I2, and Class R6 shares, in general, you will receive account statements as follows:

■

after every transaction (except a dividend reinvestment) that affects your account balance

■

after any changes of name or address of the registered owner(s)

■

in all other circumstances, every quarter

For Class R1, Class R2, Class R3, Class R4, and Class R5 shares, you will receive account statements from your plan's recordkeeper.

Every year you should also receive, if applicable, a Form 1099 tax information statement, mailed by February 15. For Class R1, Class R2, Class R3, Class R4, and Class R5 shares, this information statement will be mailed by your plan's recordkeeper.

Dividends

The fund typically declares and pays income dividends and capital gains, if any, at least annually.

Dividend reinvestments

Most investors have their dividends reinvested in additional shares of the same class of the same fund. If you choose this option, or if you do not indicate any choice, your dividends will be reinvested. Alternatively, you may choose to have your dividends and capital gains sent directly to your bank account or a check may be mailed if your combined dividend and capital gains amount is $10 or more. However, if the check is not deliverable or the combined dividend and capital gains amount is less than $10, your proceeds will be reinvested. If five or more of your dividend or capital gains checks remain uncashed after 180 days, all subsequent dividends and capital gains will be reinvested. No front-end sales charge or CDSC will be imposed on shares derived from reinvestment of dividends or capital gains distributions.

Taxability of dividends

For investors who are not exempt from federal income taxes, dividends you receive from the fund, whether reinvested or taken as cash, are generally considered taxable. Dividends from the fund's short-term capital gains are taxable as ordinary income. Dividends from the fund's long-term capital gains are taxable at a lower rate. Whether gains are short term or long term depends on the fund's holding period. Some dividends paid in January may be taxable as if they had been paid the previous December.

The Form 1099 that is mailed to you every February, if applicable, details your dividends and their federal tax category, although you should verify your tax liability with your tax professional.

Returns of capital

If the fund's distributions exceed its taxable income and capital gains realized during a taxable year, all or a portion of the distributions made in the same taxable year may be recharacterized as a return of capital to shareholders. A return of capital distribution will generally not be taxable, but will reduce each shareholder's cost basis in the fund and result in a higher reported capital gain or lower reported capital loss when those shares on which the distribution was received are sold.

Taxability of transactions

Any time you sell or exchange shares, it is considered a taxable event for you if you are not exempt from federal income taxes. Depending on the purchase price and the sale price of the shares you sell or exchange, you may have a gain or a loss on the transaction. You are responsible for any tax liabilities generated by your transactions.

Small accounts

If the value of your account of Class A, Class B, or Class C shares is less than $1,000, you may be asked to purchase more shares within 30 days. If you do not take action, the fund may close out your account and mail you the proceeds. Alternatively, the fund may charge you $20 a year to maintain your account. You will not be charged a CDSC if your account is closed for this reason.

35

Additional investor services

Monthly Automatic Accumulation Program (MAAP)

MAAP lets you set up regular investments from paychecks or bank accounts to the John Hancock fund(s) to purchase Class A and Class C shares. Investors determine the frequency and amount of investments ($25 minimum per month), and they can terminate the program at any time. To establish, you must satisfy the minimum initial investment requirements specified in the section "Opening an account" and complete the appropriate parts of the account application.

Systematic withdrawal plan

This plan may be used for routine bill payments or periodic withdrawals from your account of Class A, Class B, and Class C shares. To establish:

■

Make sure you have at least $5,000 worth of shares in your account.

■

Make sure you are not planning to invest more money in this account (buying shares during a period when you are also selling shares of the same fund is not advantageous to you because of sales charges).

■

Specify the payee(s). The payee may be yourself or any other party, and there is no limit to the number of payees you may have, as long as they are all on the same payment schedule.

■

Determine the schedule: monthly, quarterly, semiannually, annually, or in certain selected months.

■

Fill out the relevant part of the account application. To add a systematic withdrawal plan to an existing account, contact your financial representative or Signature Services.

Retirement plans

John Hancock funds offer a range of retirement plans, including Traditional and Roth IRAs, Coverdell ESAs, SIMPLE plans, and SEPs. Using these plans, you can invest in any John Hancock fund (except tax-free income funds). To find out more, call Signature Services at 800-225-5291.

John Hancock does not accept requests to establish new John Hancock custodial 403(b)(7) accounts, does not accept requests for exchanges or transfers into your existing John Hancock custodial 403(b)(7) accounts, and requires additional disclosure documentation if you direct John Hancock to exchange or transfer some or all of your John Hancock custodial 403(b)(7) account assets to another 403(b)(7) contract or account. In addition, the fund no longer accepts salary deferrals into 403(b)(7) accounts. Please refer to the SAI for more information regarding these restrictions.

Disclosure of fund holdings

The following information for the fund is posted on the website, jhinvestments.com, generally on the fifth business day after month end: top 10 holdings; top 10 sector analysis; total return/yield; top 10 countries; average quality/maturity; beta/alpha; and top 10 portfolio composition. All of the holdings of the fund will be posted to the website no earlier than 15 days after each calendar month end, and will remain posted on the website for six months. All of the holdings of the fund are also disclosed quarterly to the SEC on Form N-Q as of the end of the first and third quarters of the fund's fiscal year and on Form N-CSR as of the end of the second and fourth quarters of the fund's fiscal year. A description of the fund's policies and procedures with respect to the disclosure of its portfolio securities is available in the SAI.

Appendix 1 - Intermediary sales charge waivers

Intermediary sales charge waivers

Merrill Lynch, Pierce, Fenner & Smith Incorporated (Merrill Lynch)

Effective April 10, 2017, shareholders purchasing fund shares through a Merrill Lynch platform or account will be eligible only for the following load waivers (front-end sales charge waivers and contingent deferred, or back-end, sales charge waivers) and discounts, which may differ from those disclosed elsewhere in this fund's prospectus or SAI:

Front-end Sales Load Waivers on Class A Shares available at Merrill Lynch

■

Employer-sponsored retirement, deferred compensation and employee benefit plans (including health savings accounts) and trusts used to fund those plans, provided that the shares are not held in a commission-based brokerage account and shares are held for the benefit of the plan

■

Shares purchased by or through a 529 Plan

■

Shares purchased through a Merrill Lynch affiliated investment advisory program

■

Shares purchased by third party investment advisors on behalf of their advisory clients through Merrill Lynch's platform

■

Shares of funds purchased through the Merrill Edge Self-Directed platform (if applicable)

■

Shares purchased through reinvestment of capital gains distributions and dividend reinvestment when purchasing shares of the same fund (but not any other fund within the fund family)

■

Shares exchanged from Class C (i.e. level-load) shares of the same fund in the month of or following the 10-year anniversary of the purchase date

■

Employees and registered representatives of Merrill Lynch or its affiliates and their family members

■

Directors or Trustees of the fund, and employees of the fund's investment adviser or any of its affiliates, as described in the prospectus

■

Shares purchased from the proceeds of redemptions within the same fund family, provided (1) the repurchase occurs within 90 days following the redemption, (2) the redemption and purchase occur in the same account, and (3) redeemed shares were subject to a front-end or deferred sales load (known as Rights of Reinstatement)

CDSC Waivers on A and C Shares available at Merrill Lynch

■

Death or disability of the shareholder

■

Shares sold as part of a systematic withdrawal plan as described in the fund's prospectus

■

Return of excess contributions from an IRA Account

■

Shares sold as part of a required minimum distribution for IRA and retirement accounts due to the shareholder reaching age 70½

■

Shares sold to pay Merrill Lynch fees but only if the transaction is initiated by Merrill Lynch

■

Shares acquired through a Right of Reinstatement

■

Shares held in retirement brokerage accounts, that are exchanged for a lower cost share class due to transfer to certain fee based accounts or platforms. The CDSC applicable to shares exchanged for another class of shares through a fee-based individual retirement account on the Merrill Lynch platform will be waived and Merrill Lynch will remit the portion of the payment to be made

36

to the principal distributor equal to the number of months remaining on the CDSC period divided by the total number of months of the CDSC period

Front-end Load Discounts Available at Merrill Lynch; Breakpoints, Rights of Accumulation & Letters of Intent

■

Breakpoints as described in this prospectus.

■

Rights of Accumulation (ROA) which entitle shareholders to breakpoint discounts will be automatically calculated based on the aggregated holding of fund family assets held by accounts within the purchaser's household at Merrill Lynch. Eligible fund family assets not held at Merrill Lynch may be included in the ROA calculation only if the shareholder notifies his or her financial advisor about such assets

■

Letters of Intent (LOI) which allow for breakpoint discounts based on anticipated purchases within a fund family, through Merrill Lynch, over a 13-month period of time (if applicable)

37

For more information

Two documents are available that offer further information on the fund:

Annual/semiannual reports to shareholders

Additional information about the fund's investments is available in the fund's annual and semi-annual reports to shareholders. In the fund's annual report, you will find a discussion of the market conditions and investment strategies that significantly affected the fund's performance during its last fiscal year.

Statement of Additional Information (SAI)

The SAI contains more detailed information on all aspects of the fund and includes a summary of the fund's policy regarding disclosure of its portfolio holdings, as well as legal and regulatory matters. A current SAI has been filed with the SEC and is incorporated by reference into (and is legally a part of) this prospectus.

To obtain a free copy of these documents or request other information

There are several ways you can get a current annual/semiannual report, prospectus, or SAI from John Hancock, request other information, or make inquiries:

Online: jhinvestments.com

By mail:
John Hancock Signature Services, Inc.
P.O. Box 55913
Boston, MA 02205-5913

By EASI-Line: 800-338-8080 for Class A, Class B, and Class C shares; 800-597-1897 for Class I, Class I2, and Class R6 shares

By phone: 800-225-5291 for Class A, Class B, and Class C shares; 888-972-8696 for Class I, Class I2, Class R1, Class R2, Class R3, Class R4, Class R5, and Class R6 shares

By TTY: 800-231-5469 for Class A, Class B, Class C, Class I, Class I2, and Class R6 shares

You can also view or obtain copies of these documents through the SEC:

Online: sec.gov

By email (duplicating fee required): publicinfo@sec.gov

By mail (duplicating fee required):
Public Reference Section
Securities and Exchange Commission
Washington, DC 20549-1520

In person: at the SEC's Public Reference Room in Washington, DC

For access to the Reference Room, call 202-551-8090.

© 2017 JOHN HANCOCK FUNDS, LLC 340OPN 7/1/17 (as revised 2/6/18)
SEC file number: 811-21777

John Hancock Equity, Fixed Income and International Funds

Prospectus 7/1/17 (as revised 2/6/18)

Class NAV
John Hancock Disciplined Value Fund	—
John Hancock Disciplined Value Mid Cap Fund	—
John Hancock Global Shareholder Yield Fund	—
John Hancock International Growth Fund	—
John Hancock International Value Equity Fund	—
John Hancock Small Company Fund	—
John Hancock Strategic Growth Fund	—

As with all mutual funds, the Securities and Exchange Commission has not approved or disapproved these securities or passed upon the adequacy of this prospectus. Any representation to the contrary is a criminal offense.

Fund summary	Fund details	Your account
The summary section is a concise look at the investment objective, fees and expenses, principal investment strategies, principal risks, past performance, and investment management.	More about topics covered in the summary section, including descriptions of the investment strategies and various risk factors that investors should understand before investing.	How to place an order to buy, sell, or exchange shares, as well as information about the business policies and any distributions that may be paid.

1	John Hancock Disciplined Value Fund	23	Principal investment strategies	42	Who can buy shares
4	John Hancock Disciplined Value Mid Cap Fund	26	Principal risks of investing	42	Class cost structure
7	John Hancock Global Shareholder Yield Fund	33	Who's who	42	Opening an account
10	John Hancock International Growth Fund	38	Financial highlights	42	Transaction policies
13	John Hancock International Value Equity Fund			45	Dividends and account policies
17	John Hancock Small Company Fund			45	Additional investor services
20	John Hancock Strategic Growth Fund
					For more information See back cover

Fund summary

John Hancock Disciplined Value Fund

Investment objective

The fund seeks to provide long-term growth of capital primarily through investment in equity securities. Current income is a secondary objective.

Fees and expenses

This table describes the fees and expenses you may pay if you buy and hold shares of the fund.

Shareholder fees (fees paid directly from your investment)	NAV
Maximum front-end sales charge (load)	None
Maximum deferred sales charge (load)	None

Annual fund operating expenses (%) (expenses that you pay each year as a percentage of the value of your investment)	NAV
Management fee	0.66
Other expenses	0.04
Total annual fund operating expenses	0.70

Expense example

This example is intended to help you compare the cost of investing in the fund with the cost of investing in other mutual funds. Please see below a hypothetical example showing the expenses of a $10,000 investment for the time periods indicated and then assuming you sell all of your shares at the end of those periods. The example assumes a 5% average annual return and that fund expenses will not change over the periods. Although your actual costs may be higher or lower, based on these assumptions, your costs would be:

Expenses ($)	NAV
1 year	72
3 years	224
5 years	390
10 years	871

Portfolio turnover

The fund pays transaction costs, such as commissions, when it buys and sells securities (or "turns over" its portfolio). A higher portfolio turnover rate may indicate higher transaction costs and may result in higher taxes when fund shares are held in a taxable account. These costs, which are not reflected in annual fund operating expenses or in the example, affect the fund's performance. During its most recent fiscal year, the fund's portfolio turnover rate was 65% of the average value of its portfolio.

Principal investment strategies

The fund pursues its objective by investing, under normal circumstances, at least 80% of its net assets in a diversified portfolio consisting primarily of equity securities, such as common stocks, of issuers with a market capitalization of $1 billion or greater and identified by the manager as having value characteristics.

In seeking this investment objective, the manager examines various factors to determine the value characteristics of such issuers, including price-to-book ratios and price-to-earnings ratios. These value characteristics are examined in the context of the issuer's operating and financial fundamentals, such as return on equity, earnings growth, and cash flow. The manager selects securities for the fund based on a continuous study of trends in industries and companies , earnings power, growth and other investment criteria. The fund may focus its investments in a particular sector or sectors of the economy.

The fund may also invest up to 20% of its total assets in foreign currency-denominated securities.

The fund may invest up to 15% of its net assets in illiquid securities, including securities that are illiquid by virtue of the absence of a readily available market or legal or contractual restrictions on resale.

The fund may participate as a purchaser in initial public offerings of securities (IPOs). An IPO is a company's first offering of stock to the public. The fund may trade securities actively.

Principal risks

An investment in the fund is not a bank deposit and is not insured or guaranteed by the Federal Deposit Insurance Corporation or any other government agency. Many factors affect performance, and fund shares will fluctuate in price, meaning you could lose money. The fund's investment strategy may not produce the intended results.

1

During periods of heightened market volatility or reduced liquidity, governments, their agencies, or other regulatory bodies, both within the United States and abroad, may take steps to intervene. These actions, which could include legislative, regulatory, or economic initiatives, might have unforeseeable consequences and could adversely affect the fund's performance or otherwise constrain the fund's ability to achieve its investment objective.

The fund's main risks are listed below in alphabetical order. Before investing, be sure to read the additional descriptions of these risks beginning on page 26 of the prospectus.

Cybersecurity risk. Cybersecurity breaches may allow an unauthorized party to gain access to fund assets, customer data, or proprietary information, or cause a fund or its service providers to suffer data corruption or lose operational functionality. Similar incidents affecting issuers of a fund's securities may negatively impact performance.

Economic and market events risk. Events in the U.S. and global financial markets, including actions taken by the U.S. Federal Reserve or foreign central banks to stimulate or stabilize economic growth, may at times result in unusually high market volatility, which could negatively impact performance. Reduced liquidity in credit and fixed-income markets could adversely affect issuers worldwide. Banks and financial services companies could suffer losses if interest rates rise or economic conditions deteriorate.

Equity securities risk. The price of equity securities may decline due to changes in a company's financial condition or overall market conditions. Securities the manager believes are undervalued may never realize their full potential, and in certain markets value stocks may underperform the market as a whole.

Foreign securities risk. Less information may be publicly available regarding foreign issuers. Foreign securities may be subject to foreign taxes and may be more volatile than U.S. securities. Currency fluctuations and political and economic developments may adversely impact the value of foreign securities.

Initial public offerings risk. IPO share prices are frequently volatile and may significantly impact fund performance.

Large company risk. Larger companies may grow more slowly than smaller companies or be slower to respond to business developments. Large-capitalization securities may underperform the market as a whole.

Liquidity risk. The extent (if at all) to which a security may be sold or a derivative position closed without negatively impacting its market value may be impaired by reduced market activity or participation, legal restrictions, or other economic and market impediments.

Sector risk. When a fund focuses its investments in certain sectors of the economy, its performance may be driven largely by sector performance and could fluctuate more widely than if the fund were invested more evenly across sectors.

Small and mid-sized company risk. Small and mid-sized companies are generally less established and may be more volatile than larger companies. Small and/or mid-capitalization securities may underperform the market as a whole.

Value investment risk. Value stocks may underperform the market as a whole, which may cause value-oriented funds to underperform equity funds with other investment strategies. Securities the manager believes are undervalued may never perform as expected.

Past performance

The following information illustrates the variability of the fund's returns and provides some indication of the risks of investing in the fund by showing changes in the fund's performance from year to year compared with a broad-based market index. Past performance (before and after taxes) does not indicate future results. The S&P 500 Index shows how the fund's performance compares against the returns of similar investments. All figures assume dividend reinvestment. Performance information is updated daily, monthly, and quarterly and may be obtained at our website, jhinvestments.com, or by calling 800-344-1029 between 8:00 A.M. and 7:00 P.M., Eastern time, on most business days.

Please note that after-tax returns reflect the highest individual federal marginal income-tax rate in effect as of the date provided and do not reflect any state or local taxes. Your actual after-tax returns may be different. After-tax returns are not relevant to shares held in an IRA, 401(k), or other tax-advantaged investment plan.

Calendar year total returns (%)—Class NAV

2

Year-to-date total return. The fund's total return for the three months ended March 31, 2017, was 3.92%.
Best quarter: Q1 '12, 14.29%
Worst quarter: Q3 '11, –17.04%

Average annual total returns (%)—as of 12/31/16	1 year	5 year	Since inception (05/29/09)
Class NAV (before tax)	14.07	14.52	14.38
after tax on distributions	13.43	13.09	13.26
after tax on distributions, with sale	7.97	11.24	11.53
Russell 1000 Value Index (reflects no deduction for fees, expenses, or taxes)	17.34	14.80	14.86
S&P 500 Index (reflects no deduction for fees, expenses, or taxes)	11.96	14.66	15.04

Investment management

Investment advisor John Hancock Advisers, LLC
Subadvisor Boston Partners Global Investors, Inc.

Portfolio management

Mark E. Donovan, CFA Co-Portfolio Manager Managed the fund since 2008 and its predecessor since 1997	David J. Pyle, CFA Co-Portfolio Manager Managed the fund since 2008 and its predecessor since 2005

Purchase and sale of fund shares

There are no minimum initial or subsequent investment requirements for Class NAV shares. Shares may be redeemed on any business day on instruction to the fund.

Taxes

The fund's distributions are taxable, and will be taxed as ordinary income and/or capital gains, unless you are investing through a tax-deferred arrangement, such as a 401(k) plan or individual retirement account. Withdrawals from such tax-deferred arrangements may be subject to tax at a later date.

Payments to broker-dealers and other financial intermediaries

If you purchase the fund through a broker-dealer or other financial intermediary (such as a bank, registered investment advisor, financial planner, or retirement plan administrator), the fund and its related companies may pay the broker-dealer or other intermediary for the sale of fund shares and related services. These payments may create a conflict of interest by influencing the broker-dealer or other intermediary and your salesperson to recommend the fund over another investment. Ask your salesperson or visit your financial intermediary's website for more information.

3

Fund summary

John Hancock Disciplined Value Mid Cap Fund

Investment objective

To seek long-term growth of capital with current income as a secondary objective.

Fees and expenses

This table describes the fees and expenses you may pay if you buy and hold shares of the fund.

Shareholder fees (fees paid directly from your investment)	NAV
Maximum front-end sales charge (load)	None
Maximum deferred sales charge (load)	None

Annual fund operating expenses (%) (expenses that you pay each year as a percentage of the value of your investment)	NAV
Management fee	0.71
Other expenses[1]	0.04
Total annual fund operating expenses	0.75

1 "Other expenses," such as expected transfer agency expenses, have been estimated for the first year of operations of the fund's Class NAV shares.

Expense example

This example is intended to help you compare the cost of investing in the fund with the cost of investing in other mutual funds. Please see below a hypothetical example showing the expenses of a $10,000 investment for the time periods indicated and then assuming you sell all of your shares at the end of those periods. The example assumes a 5% average annual return and that fund expenses will not change over the periods. Although your actual costs may be higher or lower, based on these assumptions, your costs would be:

Expenses ($)	NAV
1 year	77
3 years	240
5 years	417
10 years	930

Portfolio turnover

The fund pays transaction costs, such as commissions, when it buys and sells securities (or "turns over" its portfolio). A higher portfolio turnover rate may indicate higher transaction costs and may result in higher taxes when fund shares are held in a taxable account. These costs, which are not reflected in annual fund operating expenses or in the example, affect the fund's performance. During its most recent fiscal year, the fund's portfolio turnover rate was 50% of the average value of its portfolio.

Principal investment strategies

Under normal circumstances, the fund seeks to achieve its investment objectives by investing at least 80% of its net assets (including borrowings for investment purposes) in a diversified portfolio consisting primarily of equity securities, such as common stocks, of issuers with medium market capitalizations, and identified by the manager as having value characteristics. A medium market capitalization issuer is considered to be one whose market capitalization is, at the time the fund makes the investment, similar to the market capitalization of companies in the Russell Midcap Value Index. The market capitalization range of the Russell Midcap Value Index was approximately $209 million to $39.5 billion as of March 31, 2017, and may change over time.

The manager examines various factors in determining the value characteristics of such issuers, including price-to-book value ratios and price-to-earnings ratios. These value characteristics are examined in the context of factors such as return on equity and earnings growth and cash flow. The manager selects securities for the fund based on a continuous study of trends in industries and companies, earnings power and growth, and other investment criteria. In general, the fund's investments are broadly diversified over a number of industries and, as a matter of policy, the fund is limited to investing a maximum of 25% of its total assets in any one industry. The fund may focus its investments in a particular sector or sectors of the economy.

The fund may also invest up to 20% of its total assets in foreign currency-denominated securities.

The fund may invest up to 15% of its net assets in illiquid securities, including securities that are illiquid by virtue of the absence of a readily available market or legal or contractual restrictions on resale.

The fund may participate as a purchaser in initial public offerings of securities (IPOs). An IPO is a company's first offering of stock to the public. The fund may trade securities actively.

4

Principal risks

An investment in the fund is not a bank deposit and is not insured or guaranteed by the Federal Deposit Insurance Corporation or any other government agency. Many factors affect performance, and fund shares will fluctuate in price, meaning you could lose money. The fund's investment strategy may not produce the intended results.

During periods of heightened market volatility or reduced liquidity, governments, their agencies, or other regulatory bodies, both within the United States and abroad, may take steps to intervene. These actions, which could include legislative, regulatory, or economic initiatives, might have unforeseeable consequences and could adversely affect the fund's performance or otherwise constrain the fund's ability to achieve its investment objective.

The fund's main risks are listed below in alphabetical order. Before investing, be sure to read the additional descriptions of these risks beginning on page 26 of the prospectus.

Cybersecurity risk. Cybersecurity breaches may allow an unauthorized party to gain access to fund assets, customer data, or proprietary information, or cause a fund or its service providers to suffer data corruption or lose operational functionality. Similar incidents affecting issuers of a fund's securities may negatively impact performance.

Economic and market events risk. Events in the U.S. and global financial markets, including actions taken by the U.S. Federal Reserve or foreign central banks to stimulate or stabilize economic growth, may at times result in unusually high market volatility, which could negatively impact performance. Reduced liquidity in credit and fixed-income markets could adversely affect issuers worldwide. Banks and financial services companies could suffer losses if interest rates rise or economic conditions deteriorate.

Equity securities risk. The price of equity securities may decline due to changes in a company's financial condition or overall market conditions. Securities the manager believes are undervalued may never realize their full potential, and in certain markets value stocks may underperform the market as a whole.

Foreign securities risk. Less information may be publicly available regarding foreign issuers. Foreign securities may be subject to foreign taxes and may be more volatile than U.S. securities. Currency fluctuations and political and economic developments may adversely impact the value of foreign securities.

High portfolio turnover risk. Trading securities actively and frequently can increase transaction costs (thus lowering performance) and taxable distributions.

Initial public offerings risk. IPO share prices are frequently volatile and may significantly impact fund performance.

Liquidity risk. The extent (if at all) to which a security may be sold or a derivative position closed without negatively impacting its market value may be impaired by reduced market activity or participation, legal restrictions, or other economic and market impediments.

Mid-sized company risk. Mid-sized companies are generally less established and may be more volatile than larger companies. Mid-capitalization securities may underperform the market as a whole.

Sector risk. When a fund focuses its investments in certain sectors of the economy, its performance may be driven largely by sector performance and could fluctuate more widely than if the fund were invested more evenly across sectors.

Value investment risk. Value stocks may underperform the market as a whole, which may cause value-oriented funds to underperform equity funds with other investment strategies. Securities the manager believes are undervalued may never perform as expected.

Past performance

The following information illustrates the variability of the fund's returns and provides some indication of the risks of investing in the fund by showing changes in the fund's performance from year to year compared with a broad-based market index. Past performance (before and after taxes) does not indicate future results. All figures assume dividend reinvestment. Performance information is updated daily, monthly, and quarterly and may be obtained at our website, jhinvestments.com, or by calling 800-344-1029 between 8:00 A.M. and 7:00 P.M., Eastern time, on most business days.

A note on performance

Class A shares commenced operations on July 12, 2010.  Because Class NAV shares of the fund had not commenced operations as of the date of this prospectus, returns shown are those of Investor Shares of Robeco Boston Partners Mid Cap Value Fund (the predecessor fund) (prior to July 12, 2010) and the fund's Class A shares (from July 12, 2010), except that they do not include Class A shares sales charges and would be lower if they did.1  Returns for Class NAV shares would have been substantially similar to returns of Class A shares because both share classes are invested in the same portfolio of securities and returns would differ only to the extent that expenses of the classes are different.

Please note that after-tax returns reflect the highest individual federal marginal income-tax rate in effect as of the date provided and do not reflect any state or local taxes. Your actual after-tax returns may be different. After-tax returns are not relevant to shares held in an IRA, 401(k), or other tax-advantaged investment plan.

5

Calendar year total returns (%)—Class NAV

Year-to-date total return. The fund's total return for the three months ended March 31, 2017, was 4.19%.
Best quarter: Q2 '09, 19.63%
Worst quarter: Q4 '08, –21.89%

Average annual total returns (%)—as of 12/31/16	1 year	5 year	10 year
Class NAV (before tax)	15.01	16.79	10.34
after tax on distributions	14.30	16.00	9.54
after tax on distributions, with sale	9.08	13.50	8.27
Russell Midcap Value Index (reflects no deduction for fees, expenses, or taxes)	20.00	15.70	7.59

1 Previously, the returns shown were those of Investor shares of the predecessor fund (through July 12, 2010), and the fund's Class A shares (from July 12, 2010), that in each case were recalculated to apply the estimated gross fees and expenses of Class NAV shares.

Investment management

Investment advisor John Hancock Advisers, LLC
Subadvisor Boston Partners Global Investors, Inc.

Portfolio management

Joseph F. Feeney, Jr., CFA Co-Portfolio Manager Managed the fund and its predecessor since 2010	Steven L. Pollack, CFA Co-Portfolio Manager Managed the fund and its predecessor since 2000

Purchase and sale of fund shares

The fund is closed to new investors, except as noted in the prospectus under "Who can buy shares." There are no minimum initial or subsequent investment requirements for Class NAV shares of the fund. The fund's shares are redeemable on any business day on instruction to the fund.

Taxes

The fund's distributions are taxable, and will be taxed as ordinary income and/or capital gains, unless you are investing through a tax-deferred arrangement, such as a 401(k) plan or individual retirement account. Withdrawals from such tax-deferred arrangements may be subject to tax at a later date.

Payments to broker-dealers and other financial intermediaries

If you purchase the fund through a broker-dealer or other financial intermediary (such as a bank, registered investment advisor, financial planner, or retirement plan administrator), the fund and its related companies may pay the broker-dealer or other intermediary for the sale of fund shares and related services. These payments may create a conflict of interest by influencing the broker-dealer or other intermediary and your salesperson to recommend the fund over another investment. Ask your salesperson or visit your financial intermediary's website for more information.

6

Fund summary

John Hancock Global Shareholder Yield Fund

Investment objective

The primary objective of the fund is to seek to provide a high level of income. Capital appreciation is a secondary investment objective.

Fees and expenses

This table describes the fees and expenses you may pay if you buy and hold shares of the fund.

Shareholder fees (fees paid directly from your investment)	NAV
Maximum front-end sales charge (load)	None
Maximum deferred sales charge (load)	None

Annual fund operating expenses (%) (expenses that you pay each year as a percentage of the value of your investment)	NAV
Management fee	0.80
Other expenses	0.06
Total annual fund operating expenses	0.86

Expense example

This example is intended to help you compare the cost of investing in the fund with the cost of investing in other mutual funds. Please see below a hypothetical example showing the expenses of a $10,000 investment for the time periods indicated and then assuming you sell all of your shares at the end of those periods. The example assumes a 5% average annual return and that fund expenses will not change over the periods. Although your actual costs may be higher or lower, based on these assumptions, your costs would be:

Expenses ($)	NAV
1 year	88
3 years	274
5 years	477
10 years	1,061

Portfolio turnover

The fund pays transaction costs, such as commissions, when it buys and sells securities (or "turns over" its portfolio). A higher portfolio turnover rate may indicate higher transaction costs and may result in higher taxes when fund shares are held in a taxable account. These costs, which are not reflected in annual fund operating expenses or in the example, affect the fund's performance. During its most recent fiscal year, the fund's portfolio turnover rate was 25% of the average value of its portfolio.

Principal investment strategies

The fund will seek to achieve its objectives by investing in a diversified portfolio consisting primarily of global equity securities that have a history of attractive dividend yields and positive growth in free cash flow.

Under normal circumstances, the fund invests at least 80% of its total assets in equity securities of dividend-paying companies located throughout the world. At least 40% of the fund's net assets will be invested in securities of issuers located throughout the world, excluding the United States. The fund may also invest up to 20% of its assets in securities issued by companies located in emerging markets when the manager believes they represent attractive investment opportunities. Securities held by the fund may be denominated in both U.S. dollars and foreign currencies.

The manager seeks to produce an efficient portfolio on a risk/return basis with a dividend yield exceeding that of the MSCI World Index. By assembling a diversified portfolio of securities that, in the aggregate, possesses a high cash dividend, positive growth of free cash flow, share buyback programs, and net debt reductions, the fund seeks to provide an attractive prospective return with inherently less volatility than the global equity market as a whole. The stocks the manager finds attractive generally have valuations lower than the manager's perception of their fundamental value, as reflected in price-to-free cash flow, price-to-book ratios, or other stock valuation measures.

Although the fund may invest in global equity investments of any market capitalization, the fund will generally invest in companies with a market capitalization of $250 million or greater at the time of purchase. Additionally, the fund may at any given time invest a significant portion of its assets in companies of one particular market capitalization category when the manager believes such companies offer attractive opportunities.

The fund may invest up to 20% of its net assets in debt securities, including high-yielding fixed-income securities rated below investment grade, also known as junk bonds. The fund's investment policies are based on credit ratings at the time of purchase.

7

The fund may also invest up to 15% of its net assets in illiquid investments. The fund may also make limited use of certain derivative instruments, including futures and options (investments whose value is based on securities, indexes, or currencies) for the purposes of generally reducing risk, and/or obtaining efficient market exposure. The fund may invest in other types of equity securities and foreign stocks. The fund may trade securities actively.

Principal risks

An investment in the fund is not a bank deposit and is not insured or guaranteed by the Federal Deposit Insurance Corporation or any other government agency. Many factors affect performance, and fund shares will fluctuate in price, meaning you could lose money. The fund's investment strategy may not produce the intended results.

During periods of heightened market volatility or reduced liquidity, governments, their agencies, or other regulatory bodies, both within the United States and abroad, may take steps to intervene. These actions, which could include legislative, regulatory, or economic initiatives, might have unforeseeable consequences and could adversely affect the fund's performance or otherwise constrain the fund's ability to achieve its investment objective.

The fund's main risks are listed below in alphabetical order. Before investing, be sure to read the additional descriptions of these risks beginning on page 26 of the prospectus.

Changing distribution levels risk. The fund may cease or reduce the level of its distribution if income or dividends paid from its investments declines.

Credit and counterparty risk. The issuer or guarantor of a fixed-income security, the counterparty to an over-the-counter derivatives contract, or a borrower of fund securities may not make timely payments or otherwise honor its obligations. A downgrade or default affecting any of the fund's securities could affect the fund's performance.

Cybersecurity risk. Cybersecurity breaches may allow an unauthorized party to gain access to fund assets, customer data, or proprietary information, or cause a fund or its service providers to suffer data corruption or lose operational functionality. Similar incidents affecting issuers of a fund's securities may negatively impact performance.

Economic and market events risk. Events in the U.S. and global financial markets, including actions taken by the U.S. Federal Reserve or foreign central banks to stimulate or stabilize economic growth, may at times result in unusually high market volatility, which could negatively impact performance. Reduced liquidity in credit and fixed-income markets could adversely affect issuers worldwide. Banks and financial services companies could suffer losses if interest rates rise or economic conditions deteriorate.

Equity securities risk. The price of equity securities may decline due to changes in a company's financial condition or overall market conditions.

Fixed-income securities risk. A rise in interest rates typically causes bond prices to fall. The longer the average maturity or duration of the bonds held by a fund, the more sensitive it will likely be to interest-rate fluctuations. An issuer may not make all interest payments or repay all or any of the principal borrowed. Changes in a security's credit quality may adversely affect fund performance.

Foreign securities risk. Less information may be publicly available regarding foreign issuers. Foreign securities may be subject to foreign taxes and may be more volatile than U.S. securities. Currency fluctuations and political and economic developments may adversely impact the value of foreign securities. The risks of investing in foreign securities are magnified in emerging markets.

Hedging, derivatives, and other strategic transactions risk. Hedging, derivatives, and other strategic transactions may increase a fund's volatility and could produce disproportionate losses, potentially more than the fund's principal investment. Risks of these transactions are different from and possibly greater than risks of investing directly in securities and other traditional instruments. Under certain market conditions, derivatives could become harder to value or sell and may become subject to liquidity risk (i.e., the inability to enter into closing transactions). Derivatives and other strategic transactions that the fund intends to utilize include: futures contracts and options. Futures contracts and options generally are subject to counterparty risk.

High portfolio turnover risk. Trading securities actively and frequently can increase transaction costs (thus lowering performance) and taxable distributions.

Large company risk. Larger companies may grow more slowly than smaller companies or be slower to respond to business developments. Large-capitalization securities may underperform the market as a whole.

Liquidity risk. The extent (if at all) to which a security may be sold or a derivative position closed without negatively impacting its market value may be impaired by reduced market activity or participation, legal restrictions, or other economic and market impediments. Liquidity risk may be magnified in rising interest rate environments due to higher than normal redemption rates. Widespread selling of fixed-income securities to satisfy redemptions during periods of reduced demand may adversely impact the price or salability of such securities. Periods of heavy redemption could cause the fund to sell assets at a loss or depressed value, which could negatively affect performance. Redemption risk is heightened during periods of declining or illiquid markets.

Lower-rated and high-yield fixed-income securities risk. Lower-rated and high-yield fixed-income securities (junk bonds) are subject to greater credit quality risk, risk of default, and price volatility than higher-rated fixed-income securities, may be considered speculative, and can be difficult to resell.

Small and mid-sized company risk. Small and mid-sized companies are generally less established and may be more volatile than larger companies. Small and/or mid-capitalization securities may underperform the market as a whole.

8

Past performance

The following information illustrates the variability of the fund's returns and provides some indication of the risks of investing in the fund by showing changes in the fund's performance from year to year compared with a broad-based market index. Past performance (before and after taxes) does not indicate future results. All figures assume dividend reinvestment. Performance information is updated daily, monthly, and quarterly and may be obtained at our website, jhinvestments.com, or by calling 800-344-1029 between 8:00 A.M. and 7:00 P.M., Eastern time, on most business days.

Please note that after-tax returns reflect the highest individual federal marginal income-tax rate in effect as of the date provided and do not reflect any state or local taxes. Your actual after-tax returns may be different. After-tax returns are not relevant to shares held in an IRA, 401(k), or other tax-advantaged investment plan.

Calendar year total returns (%)—Class NAV

Year-to-date total return. The fund's total return for the three months ended March 31, 2017, was 6.02%.
Best quarter: Q3 '10, 14.53%
Worst quarter: Q3 '11, –10.02%

Average annual total returns (%)—as of 12/31/16	1 year	5 year	Since inception (04/28/08)
Class NAV (before tax)	7.30	8.35	5.86
after tax on distributions	5.77	6.21	4.11
after tax on distributions, with sale	4.11	5.83	3.94
MSCI World Index (gross of foreign withholding taxes on dividends)(reflects no deduction for fees, expenses, or taxes)	8.15	11.04	4.44

Investment management

Investment advisor John Hancock Advisers, LLC
Subadvisor Epoch Investment Partners, Inc.

Portfolio management

William W. Priest, CFA, CPA Portfolio Manager Managed the fund since 2008	John Tobin, Ph.D., CFA Portfolio Manager Managed the fund since 2014
Kera Van Valen, CFA Portfolio Manager Managed the fund since 2014	Michael A. Welhoelter, CFA Portfolio Manager Managed the fund since 2008

Purchase and sale of fund shares

There are no minimum initial or subsequent investment requirements for Class NAV shares. Shares may be redeemed on any business day on instruction to the fund.

Taxes

The fund's distributions are taxable, and will be taxed as ordinary income and/or capital gains, unless you are investing through a tax-deferred arrangement, such as a 401(k) plan or individual retirement account. Withdrawals from such tax-deferred arrangements may be subject to tax at a later date.

Payments to broker-dealers and other financial intermediaries

If you purchase the fund through a broker-dealer or other financial intermediary (such as a bank, registered investment advisor, financial planner, or retirement plan administrator), the fund and its related companies may pay the broker-dealer or other intermediary for the sale of fund shares and related services. These payments may create a conflict of interest by influencing the broker-dealer or other intermediary and your salesperson to recommend the fund over another investment. Ask your salesperson or visit your financial intermediary's website for more information.

9

Fund summary

John Hancock International Growth Fund

Investment objective

To seek high total return primarily through capital appreciation.

Fees and expenses

This table describes the fees and expenses you may pay if you buy and hold shares of the fund.

Shareholder fees (fees paid directly from your investment)	NAV
Maximum front-end sales charge (load)	None
Maximum deferred sales charge (load)	None

Annual fund operating expenses (%) (expenses that you pay each year as a percentage of the value of your investment)	NAV
Management fee	0.83
Other expenses	0.08
Total annual fund operating expenses	0.91

Expense example

This example is intended to help you compare the cost of investing in the fund with the cost of investing in other mutual funds. Please see below a hypothetical example showing the expenses of a $10,000 investment for the time periods indicated and then assuming you sell all of your shares at the end of those periods. The example assumes a 5% average annual return and that fund expenses will not change over the periods. Although your actual costs may be higher or lower, based on these assumptions, your costs would be:

Expenses ($)	NAV
1 year	93
3 years	290
5 years	504
10 years	1,120

Portfolio turnover

The fund pays transaction costs, such as commissions, when it buys and sells securities (or "turns over" its portfolio). A higher portfolio turnover rate may indicate higher transaction costs and may result in higher taxes when fund shares are held in a taxable account. These costs, which are not reflected in annual fund operating expenses or in the example, affect the fund's performance. During its most recent fiscal year, the fund's portfolio turnover rate was 94% of the average value of its portfolio.

Principal investment strategies

The manager seeks to achieve the fund's investment objective by investing in equity investments that the manager believes will provide higher returns than the MSCI All Country World ex-US Growth Index.

Under normal market conditions, the fund invests at least 80% of its total assets in equity investments.

The fund primarily invests in a diversified portfolio of equity securities of foreign companies in a number of developed and emerging markets outside of the U.S. The fund defines foreign companies as companies: (i) that are organized under the laws of a foreign country; (ii) whose principal trading market is in a foreign country; or (iii) that have a majority of their assets, or that derive a majority of their revenue or profits, from businesses, investments or sales outside of the United States. Although the fund may invest in companies of any market-capitalization, the fund typically invests in companies with a market capitalization over $3 billion. The fund may focus its investments in a particular sector or sectors of the economy.

The manager's investment process generally begins with the broad universe of securities included in international equity indices. To focus its research, the manager reduces the broad investable universe to a sub-universe by eliminating all companies with expected future free cash flow margins, returns on capital employed and revenue growth below a certain minimum threshold, along with stocks trading at an exaggerated valuation. "Free cash flow" is defined as the cash that is available to a company after paying out the money needed to maintain or expand its operations. For all companies remaining in the sub-universe, the manager ranks securities on a relative basis across the following metrics: (i) quality; (ii) growth; (iii) valuation; (iv) capital returns; and (v) earnings revisions.

The manager monitors and ranks securities based on their relative attractiveness across this universe. For stocks that compare well in this screening process, further detailed analysis is conducted. Purchase candidates are securities that are attractive on a majority of the metrics noted above, and have a positive catalyst such as accelerating earnings or revenue growth. The fund may trade securities actively.

10

Principal risks

An investment in the fund is not a bank deposit and is not insured or guaranteed by the Federal Deposit Insurance Corporation or any other government agency. Many factors affect performance, and fund shares will fluctuate in price, meaning you could lose money. The fund's investment strategy may not produce the intended results.

During periods of heightened market volatility or reduced liquidity, governments, their agencies, or other regulatory bodies, both within the United States and abroad, may take steps to intervene. These actions, which could include legislative, regulatory, or economic initiatives, might have unforeseeable consequences and could adversely affect the fund's performance or otherwise constrain the fund's ability to achieve its investment objective.

The fund's main risks are listed below in alphabetical order. Before investing, be sure to read the additional descriptions of these risks beginning on page 26 of the prospectus.

Credit and counterparty risk. The counterparty to an over-the-counter derivatives contract or a borrower of fund securities may not make timely payments or otherwise honor its obligations.

Cybersecurity risk. Cybersecurity breaches may allow an unauthorized party to gain access to fund assets, customer data, or proprietary information, or cause a fund or its service providers to suffer data corruption or lose operational functionality. Similar incidents affecting issuers of a fund's securities may negatively impact performance.

Economic and market events risk. Events in the U.S. and global financial markets, including actions taken by the U.S. Federal Reserve or foreign central banks to stimulate or stabilize economic growth, may at times result in unusually high market volatility, which could negatively impact performance. Reduced liquidity in credit and fixed-income markets could adversely affect issuers worldwide. Banks and financial services companies could suffer losses if interest rates rise or economic conditions deteriorate.

Equity securities risk. The price of equity securities may decline due to changes in a company's financial condition or overall market conditions. Growth company securities may fluctuate more in price than other securities because of the greater emphasis on earnings expectations. Securities the manager believes are undervalued may never realize their full potential value, and in certain markets value stocks may underperform the market as a whole.

Foreign securities risk. Less information may be publicly available regarding foreign issuers. Foreign securities may be subject to foreign taxes and may be more volatile than U.S. securities. Currency fluctuations and political and economic developments may adversely impact the value of foreign securities. The risks of investing in foreign securities are magnified in emerging markets.

Hedging, derivatives, and other strategic transactions risk. Hedging, derivatives, and other strategic transactions may increase a fund's volatility and could produce disproportionate losses, potentially more than the fund's principal investment. Risks of these transactions are different from and possibly greater than risks of investing directly in securities and other traditional instruments. Under certain market conditions, derivatives could become harder to value or sell and may become subject to liquidity risk (i.e., the inability to enter into closing transactions). Derivatives and other strategic transactions that the fund intends to utilize include: foreign currency forward contracts, futures contracts, options, and swaps. Foreign currency forward contracts, futures contracts, options and swaps generally are subject to counterparty risk. In addition, swaps may be subject to interest-rate and settlement risk, and the risk of default of the underlying reference obligation. Derivatives associated with foreign currency transactions are subject to currency risk.

High portfolio turnover risk. Trading securities actively and frequently can increase transaction costs (thus lowering performance) and taxable distributions.

Large company risk. Larger companies may grow more slowly than smaller companies or be slower to respond to business developments. Large-capitalization securities may underperform the market as a whole.

Liquidity risk. The extent (if at all) to which a security may be sold or a derivative position closed without negatively impacting its market value may be impaired by reduced market activity or participation, legal restrictions, or other economic and market impediments.

Sector risk. When a fund focuses its investments in certain sectors of the economy, its performance may be driven largely by sector performance and could fluctuate more widely than if the fund were invested more evenly across sectors.

Small and mid-sized company risk. Small and mid-sized companies are generally less established and may be more volatile than larger companies. Small and/or mid-capitalization securities may underperform the market as a whole.

Past performance

The following information illustrates the variability of the fund's returns and provides some indication of the risks of investing in the fund by showing changes in the fund's performance from year to year compared with a broad-based market index. Past performance (before and after taxes) does not indicate future results. The MSCI EAFE Index shows how the fund's performance compares against the returns of similar investments. All figures assume dividend reinvestment. Performance information is updated daily, monthly, and quarterly and may be obtained at our website, jhinvestments.com, or by calling 800-344-1029 between 8:00 A.M. and 7:00 P.M., Eastern time, on most business days.

11

A note on performance

Prior to the close of business on July 15, 2014, the fund was managed by a different subadvisor pursuant to a different investment strategy, and thus, the performance presented prior to this date should not be attributed to the current subadvisor. As a result of the difference in investment strategy and subadvisor, the fund's performance shown below might have differed materially.

Class NAV shares of the fund commenced operations as of June 2, 2015.  Returns shown prior to Class NAV shares' commencement date are those of Class A shares, except that they do not include sales charges and would be lower if they did. Returns for Class NAV shares would have been substantially similar to returns of Class A shares because both classes are invested in the same portfolio of securities and returns would differ only to the extent that expenses of the classes are different.

Please note that after-tax returns reflect the highest individual federal marginal income-tax rate in effect as of the date provided and do not reflect any state or local taxes. Your actual after-tax returns may be different. After-tax returns are not relevant to shares held in an IRA, 401(k), or other tax-advantaged investment plan.

Calendar year total returns (%)—Class NAV

Year-to-date total return. The fund's total return for the three months ended March 31, 2017, was 10.96%.
Best quarter: Q3 '10, 17.66%
Worst quarter: Q3 '08, –19.36%

Average annual total returns (%)—as of 12/31/16	1 year	5 year	10 year
Class NAV (before tax)	–4.74	8.56	2.82
after tax on distributions	–5.18	7.09	1.87
after tax on distributions, with sale	–2.68	6.71	2.16
MSCI AC World ex–USA Growth Index (gross of foreign withholding taxes on dividends)(reflects no deduction for fees, expenses, or taxes)	0.50	5.71	1.86
MSCI EAFE Index (gross of foreign withholding taxes on dividends) (reflects no deduction for fees, expenses, or taxes)	1.51	7.02	1.22

Investment management

Investment advisor John Hancock Advisers, LLC
Subadvisor Wellington Management Company LLP

Portfolio management

John A. Boselli, CFA Senior Managing Director and Equity Portfolio Manager Managed the fund since 2014

Purchase and sale of fund shares

There are no minimum initial or subsequent investment requirements for Class NAV shares. Shares may be redeemed on any business day on instruction to the fund.

Taxes

The fund's distributions are taxable, and will be taxed as ordinary income and/or capital gains, unless you are investing through a tax-deferred arrangement, such as a 401(k) plan or individual retirement account. Withdrawals from such tax-deferred arrangements may be subject to tax at a later date.

Payments to broker-dealers and other financial intermediaries

If you purchase the fund through a broker-dealer or other financial intermediary (such as a bank, registered investment advisor, financial planner, or retirement plan administrator), the fund and its related companies may pay the broker-dealer or other intermediary for the sale of fund shares and related services. These payments may create a conflict of interest by influencing the broker-dealer or other intermediary and your salesperson to recommend the fund over another investment. Ask your salesperson or visit your financial intermediary's website for more information.

12

Fund summary

John Hancock International Value Equity Fund

Investment objective

To seek long-term capital appreciation.

Fees and expenses

This table describes the fees and expenses you may pay if you buy and hold shares of the fund.

Shareholder fees (fees paid directly from your investment)	NAV
Maximum front-end sales charge (load)	None
Maximum deferred sales charge (load)	None

Annual fund operating expenses (%) (expenses that you pay each year as a percentage of the value of your investment)	NAV
Management fee[1]	0.86
Other expenses[2]	0.09
Total annual fund operating expenses	0.95

1 "Management fee" has been restated to reflect the contractual management fee schedule effective July 1, 2017.

2 "Other expenses" have been restated from fiscal year amounts to reflect current fees and expenses.

Expense example

This example is intended to help you compare the cost of investing in the fund with the cost of investing in other mutual funds. Please see below a hypothetical example showing the expenses of a $10,000 investment for the time periods indicated and then assuming you sell all of your shares at the end of those periods. The example assumes a 5% average annual return and that fund expenses will not change over the periods. Although your actual costs may be higher or lower, based on these assumptions, your costs would be:

Expenses ($)	NAV
1 year	97
3 years	303
5 years	525
10 years	1,166

Portfolio turnover

The fund pays transaction costs, such as commissions, when it buys and sells securities (or "turns over" its portfolio). A higher portfolio turnover rate may indicate higher transaction costs and may result in higher taxes when fund shares are held in a taxable account. These costs, which are not reflected in annual fund operating expenses or in the example, affect the fund's performance. During its most recent fiscal year, the fund's portfolio turnover rate was 27% of the average value of its portfolio.

Principal investment strategies

Under normal market conditions, the fund invests at least 80% of its net assets (plus any borrowings for investment purposes) in stocks of foreign companies having a market capitalization of $2 billion or more at the time of purchase. The term "stocks" includes common, preferred and convertible preferred stocks, and securities the values of which are tied to the price of stocks, such as rights, warrants and convertible debt securities, and securities convertible into or exchangeable for stocks.

To ensure adequate diversification, the fund spreads its investments across many different regions around the world. The manager assigns country weightings based on the fund's benchmark, the MSCI World ex-USA Index. Within each country, the manager selects stocks of companies that appear to be undervalued relative to the manager's view of their real worth or future prospects. Specifically, the manager looks for non-U.S. companies that have some or all of the following attributes: (i) positive free cash flow; (ii) corporate restructuring or management changes; (iii) increasing market share or new product development; (iv) low valuation relative to their industry sector; (v) relatively flat or increasing earnings estimate revisions; (vi) sufficient analysts' coverage and liquidity; and (vii) other positive catalysts for change. The manager uses computer models and fundamental research in stock selection. In attempting to outperform the MSCI World ex-USA Index, the manager focuses on stock selection rather than country allocation. Therefore, the fund's country allocation will often differ from that of the MSCI World ex-USA Index. The fund may focus its investments in a particular sector or sectors of the economy.

The fund may engage in derivative transactions that include futures contracts on indexes and foreign currency forward contracts, in each case for the purposes of reducing risk and/or enhancing investment returns.

13

Principal risks

An investment in the fund is not a bank deposit and is not insured or guaranteed by the Federal Deposit Insurance Corporation or any other government agency. Many factors affect performance, and fund shares will fluctuate in price, meaning you could lose money. The fund's investment strategy may not produce the intended results.

During periods of heightened market volatility or reduced liquidity, governments, their agencies, or other regulatory bodies, both within the United States and abroad, may take steps to intervene. These actions, which could include legislative, regulatory, or economic initiatives, might have unforeseeable consequences and could adversely affect the fund's performance or otherwise constrain the fund's ability to achieve its investment objective.

The fund's main risks are listed below in alphabetical order. Before investing, be sure to read the additional descriptions of these risks beginning on page 26 of the prospectus.

Convertible securities risk. The market values of convertible securities tend to fall as interest rates rise and rise as interest rates fall. As the market price of underlying common stock declines below the conversion price, the market value of the convertible security tends to be increasingly influenced by its yield.

Credit and counterparty risk. The counterparty to an over-the-counter derivatives contract or a borrower of fund securities may not make timely payments or otherwise honor its obligations.

Cybersecurity risk. Cybersecurity breaches may allow an unauthorized party to gain access to fund assets, customer data, or proprietary information, or cause a fund or its service providers to suffer data corruption or lose operational functionality. Similar incidents affecting issuers of a fund's securities may negatively impact performance.

Economic and market events risk. Events in the U.S. and global financial markets, including actions taken by the U.S. Federal Reserve or foreign central banks to stimulate or stabilize economic growth, may at times result in unusually high market volatility, which could negatively impact performance. Reduced liquidity in credit and fixed-income markets could adversely affect issuers worldwide. Banks and financial services companies could suffer losses if interest rates rise or economic conditions deteriorate.

Equity securities risk. The price of equity securities may decline due to changes in a company's financial condition or overall market conditions. Securities the manager believes are undervalued may never realize their full potential, and in certain markets value stocks may underperform the market as a whole.

Foreign securities risk. Less information may be publicly available regarding foreign issuers. Foreign securities may be subject to foreign taxes and may be more volatile than U.S. securities. Currency fluctuations and political and economic developments may adversely impact the value of foreign securities.

Hedging, derivatives, and other strategic transactions risk. Hedging, derivatives, and other strategic transactions may increase a fund's volatility and could produce disproportionate losses, potentially more than the fund's principal investment. Risks of these transactions are different from and possibly greater than risks of investing directly in securities and other traditional instruments. Under certain market conditions, derivatives could become harder to value or sell and may become subject to liquidity risk (i.e., the inability to enter into closing transactions). Derivatives and other strategic transactions that the fund intends to utilize include: foreign currency forward contracts and futures contracts. Foreign currency forward contracts and futures contracts generally are subject to counterparty risk. Derivatives associated with foreign currency transactions are subject to currency risk.

Large company risk. Larger companies may grow more slowly than smaller companies or be slower to respond to business developments. Large-capitalization securities may underperform the market as a whole.

Preferred stock risk. Preferred stock generally ranks senior to common stock with respect to dividends and liquidation but ranks junior to debt securities. Unlike interest payments on debt securities, preferred stock dividends are payable only if declared by the issuer's board of directors. Preferred stock may be subject to optional or mandatory redemption provisions.

Sector risk. When a fund focuses its investments in certain sectors of the economy, its performance may be driven largely by sector performance and could fluctuate more widely than if the fund were invested more evenly across sectors.

Small and mid-sized company risk. Small and mid-sized companies are generally less established and may be more volatile than larger companies. Small and/or mid-capitalization securities may underperform the market as a whole.

Value investment risk. Value stocks may underperform the market as a whole, which may cause value-oriented funds to underperform equity funds with other investment strategies. Securities the manager believes are undervalued may never perform as expected.

Warrants risk. The prices of warrants may not precisely reflect the prices of their underlying securities. Warrant holders do not receive dividends or have voting or credit rights. A warrant ceases to have value if not exercised prior to its expiration date.

Past performance

The following information illustrates the variability of the fund's returns and provides some indication of the risks of investing in the fund by showing changes in the fund's performance from year to year compared with a broad-based market index. Past performance (before and after taxes) does not indicate future results. The MSCI World ex-USA Value Index shows how the fund's performance compares against the returns of similar investments. All figures assume dividend

14

reinvestment. Performance information is updated daily, monthly, and quarterly and may be obtained at our website, jhinvestments.com, or by calling 800-344-1029 between 8:00 A.M. and 7:00 P.M., Eastern time, on most business days.

A note on performance

Class A shares of the fund commenced operations on February 14, 2011. Class NAV shares of the fund commenced operations on December 16, 2011. Returns shown prior to that date are those of Optique International Value Fund (predecessor fund) (prior to February 14, 2011), and the fund's Class A shares (from February 14, 2011), except that they do not include the fund's Class A shares sales charges and would be lower if they did.1  Returns for Class NAV shares would have been substantially similar to returns of Class A shares because both share classes are invested in the same portfolio of securities and returns would differ only to the extent that expenses of the classes are different.

Please note that after-tax returns reflect the highest individual federal marginal income-tax rate in effect as of the date provided and do not reflect any state or local taxes. Your actual after-tax returns may be different. After-tax returns are not relevant to shares held in an IRA, 401(k), or other tax-advantaged investment plan.

Calendar year total returns (%)—Class NAV

Year-to-date total return. The fund's total return for the three months ended March 31, 2017, was 6.93%.
Best quarter: Q2 '09, 29.35%
Worst quarter: Q4 '08, –22.31%

Average annual total returns (%)—as of 12/31/16	1 year	5 year	10 year
Class NAV (before tax)	3.54	5.53	0.75
after tax on distributions	2.65	3.72	–1.71
after tax on distributions, with sale	2.01	3.70	–0.09
MSCI World ex–USA Index (gross of foreign withholding taxes on dividends)(reflects no deduction for fees, expenses, or taxes)	3.29	6.59	1.36
MSCI World ex–USA Value Index (gross of foreign withholding taxes on dividends)(reflects no deduction for fees, expenses, or taxes)	8.09	6.59	0.69

1 Previously, the returns shown prior to Class NAV shares' commencement date were those of the predecessor fund (prior to February 14, 2011) and the fund's Class A shares (from February 14, 2011), that in each case were recalculated to apply the gross fees and expenses of Class NAV shares.

Investment management

Investment advisor John Hancock Advisers, LLC
Subadvisor John Hancock Asset Management a division of Manulife Asset Management (US) LLC

Portfolio management

Edward T. Maraccini, CFA Portfolio Manager Managed the fund and the predecessor fund since 2007	Margaret McKay, CFA Portfolio Manager Managed the fund and the predecessor fund since 2001	Wendell L. Perkins, CFA Portfolio Manager Managed the fund and the predecessor fund since 1998

Purchase and sale of fund shares

There are no minimum initial or subsequent investment requirements for Class NAV shares. Shares may be redeemed on any business day on instruction to the fund.

Taxes

The fund's distributions are taxable, and will be taxed as ordinary income and/or capital gains, unless you are investing through a tax-deferred arrangement, such as a 401(k) plan or individual retirement account. Withdrawals from such tax-deferred arrangements may be subject to tax at a later date.

15

Payments to broker-dealers and other financial intermediaries

If you purchase the fund through a broker-dealer or other financial intermediary (such as a bank, registered investment advisor, financial planner, or retirement plan administrator), the fund and its related companies may pay the broker-dealer or other intermediary for the sale of fund shares and related services. These payments may create a conflict of interest by influencing the broker-dealer or other intermediary and your salesperson to recommend the fund over another investment. Ask your salesperson or visit your financial intermediary's website for more information.

16

Fund summary

John Hancock Small Company Fund

Investment objective

The fund seeks maximum long-term total return.

Fees and expenses

This table describes the fees and expenses you may pay if you buy and hold shares of the fund.

Shareholder fees (fees paid directly from your investment)	NAV
Maximum front-end sales charge (load)	None
Maximum deferred sales charge (load)	None

Annual fund operating expenses (%) (expenses that you pay each year as a percentage of the value of your investment)	NAV
Management fee	0.90
Other expenses[1]	0.14
Acquired fund fees and expenses[2]	0.01
Total annual fund operating expenses[3]	1.05

1 "Other expenses," such as expected transfer agency expenses, have been estimated for the first year of operations of the fund's Class NAV shares.

2 "Acquired fund fees and expenses" are based on indirect net expenses associated with the fund's investments in underlying investment companies.

3 The "Total annual fund operating expenses" shown may not correlate to the fund's ratios of expenses to average net assets shown in the "Financial highlights" section of the fund's prospectus, which does not include "Acquired fund fees and expenses."

Expense example

This example is intended to help you compare the cost of investing in the fund with the cost of investing in other mutual funds. Please see below a hypothetical example showing the expenses of a $10,000 investment for the time periods indicated and then assuming you sell all of your shares at the end of those periods. The example assumes a 5% average annual return and that fund expenses will not change over the periods. Although your actual costs may be higher or lower, based on these assumptions, your costs would be:

Expenses ($)	NAV
1 year	107
3 years	334
5 years	579
10 years	1,283

Portfolio turnover

The fund pays transaction costs, such as commissions, when it buys and sells securities (or "turns over" its portfolio). A higher portfolio turnover rate may indicate higher transaction costs and may result in higher taxes when fund shares are held in a taxable account. These costs, which are not reflected in annual fund operating expenses or in the example, affect the fund's performance. During its most recent fiscal year, the fund's portfolio turnover rate was 123% of the average value of its portfolio.

Principal investment strategies

Under normal circumstances, the fund seeks to achieve its investment objective by investing at least 80% of its net assets (plus any borrowings for investment purposes) in small-cap companies. The fund considers small-cap companies to be those companies in the capitalization range of the Russell 2000 Index, including exchange-traded funds (ETFs), that attempt to replicate small-cap indexes. The market capitalization range of the Russell 2000 Index was approximately $18 million to $14 billion as of March 31, 2017, and may change over time. At any given time, the fund may own a diversified group of stocks in several industries. The fund invests mainly in common stocks, but it may also invest in ETFs to a limited extent.

The manager employs a relative value philosophy to analyze and select investments that have attractive valuations and potential catalysts that are expected to lead to accelerated earnings and cash flow growth. The manager believes that earnings and cash flow growth are the principal drivers of investment performance, particularly when accompanied by quantifiable catalysts that generally are unrecognized.

The manager attempts to mitigate excess risk through ownership of a well-diversified portfolio with broad representation across market industries and sectors. However, the fund may focus its investments in a particular sector or sectors of the economy. The fund may trade securities actively.

17

Principal risks

An investment in the fund is not a bank deposit and is not insured or guaranteed by the Federal Deposit Insurance Corporation or any other government agency. Many factors affect performance, and fund shares will fluctuate in price, meaning you could lose money. The fund's investment strategy may not produce the intended results.

During periods of heightened market volatility or reduced liquidity, governments, their agencies, or other regulatory bodies, both within the United States and abroad, may take steps to intervene. These actions, which could include legislative, regulatory, or economic initiatives, might have unforeseeable consequences and could adversely affect the fund's performance or otherwise constrain the fund's ability to achieve its investment objective.

The fund's main risks are listed below in alphabetical order. Before investing, be sure to read the additional descriptions of these risks beginning on page 26 of the prospectus.

Cybersecurity risk. Cybersecurity breaches may allow an unauthorized party to gain access to fund assets, customer data, or proprietary information, or cause a fund or its service providers to suffer data corruption or lose operational functionality. Similar incidents affecting issuers of a fund's securities may negatively impact performance.

Economic and market events risk. Events in the U.S. and global financial markets, including actions taken by the U.S. Federal Reserve or foreign central banks to stimulate or stabilize economic growth, may at times result in unusually high market volatility, which could negatively impact performance. Reduced liquidity in credit and fixed-income markets could adversely affect issuers worldwide. Banks and financial services companies could suffer losses if interest rates rise or economic conditions deteriorate.

Equity securities risk. The price of equity securities may decline due to changes in a company's financial condition or overall market conditions. Securities the manager believes are undervalued may never realize their full potential, and in certain markets value stocks may underperform the market as a whole.

Exchange-traded funds risk. An ETF generally reflects the risks of the underlying securities it is designed to track. A fund bears ETF fees and expenses indirectly.

High portfolio turnover risk. Trading securities actively and frequently can increase transaction costs (thus lowering performance) and taxable distributions.

Sector risk. When a fund focuses its investments in certain sectors of the economy, its performance may be driven largely by sector performance and could fluctuate more widely than if the fund were invested more evenly across sectors.

Small company risk. Small companies are generally less established and may be more volatile than larger companies. Small-capitalization securities may underperform the market as a whole.

Past performance

The following information illustrates the variability of the fund's returns and provides some indication of the risks of investing in the fund by showing changes in the fund's performance from year to year compared with a broad-based market index. Past performance (before and after taxes) does not indicate future results. All figures assume dividend reinvestment. Performance information is updated daily, monthly, and quarterly and may be obtained at our website, jhinvestments.com, or by calling 800-344-1029 between 8:00 A.M. and 7:00 P.M., Eastern time, on most business days.

A note on performance

Class A shares of the fund commenced operations on December 14, 2009. Because Class NAV shares of the fund had not commenced operations as of the date of this prospectus, the returns are those of FMA Small Company Portfolio's (predecessor fund) Investor shares (prior to December 14, 2009) and the fund's Class A shares (from December 14, 2009), except that they do not include the fund's Class A sales charges and would be lower if they did.1 Returns for Class NAV shares would have been substantially similar to returns of Class A shares because both share classes are invested in the same portfolio of securities and returns would differ only to the extent that expenses of the classes are different.

Please note that after-tax returns reflect the highest individual federal marginal income-tax rate in effect as of the date provided and do not reflect any state or local taxes. Your actual after-tax returns may be different. After-tax returns are not relevant to shares held in an IRA, 401(k), or other tax-advantaged investment plan.

Calendar year total returns (%)—Class NAV

18

Year-to-date total return. The fund's total return for the three months ended March 31, 2017, was 2.33%.
Best quarter: Q3 '09, 17.19%
Worst quarter: Q3 '11, –21.53%

Average annual total returns (%)—as of 12/31/16	1 year	5 year	10 year
Class NAV (before tax)	14.22	11.98	6.33
after tax on distributions	14.22	10.99	5.52
after tax on distributions, with sale	8.05	9.46	4.92
Russell 2000 Index (reflects no deduction for fees, expenses, or taxes)	21.31	14.46	7.07

1 Previously, the returns shown prior to the commencement date of Class NAV shares were those of the predecessor fund's Investor shares (through December 14, 2009) and the fund's Class A shares (from December 14, 2009) that in each case were recalculated to apply the estimated gross fees and expenses of Class NAV shares.

Investment management

Investment advisor John Hancock Advisers, LLC
Subadvisor Mesirow Financial Investment Management, Inc. (Mesirow Financial)

Portfolio management

Leo Harmon, CFA Co-Portfolio Manager and Managing Director Managed the fund and the predecessor fund since 2006	Kathryn A. Vorisek Co-Portfolio Manager and Senior Managing Director Managed the fund and the predecessor fund since 1998

Purchase and sale of fund shares

There are no minimum initial or subsequent investment requirements for Class NAV shares. Shares may be redeemed on any business day on instruction to the fund.

Taxes

The fund's distributions are taxable, and will be taxed as ordinary income and/or capital gains, unless you are investing through a tax-deferred arrangement, such as a 401(k) plan or individual retirement account. Withdrawals from such tax-deferred arrangements may be subject to tax at a later date.

Payments to broker-dealers and other financial intermediaries

If you purchase the fund through a broker-dealer or other financial intermediary (such as a bank, registered investment advisor, financial planner, or retirement plan administrator), the fund and its related companies may pay the broker-dealer or other intermediary for the sale of fund shares and related services. These payments may create a conflict of interest by influencing the broker-dealer or other intermediary and your salesperson to recommend the fund over another investment. Ask your salesperson or visit your financial intermediary's website for more information.

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Fund summary

John Hancock Strategic Growth Fund

Investment objective

To seek long-term capital appreciation.

Fees and expenses

This table describes the fees and expenses you may pay if you buy and hold shares of the fund.

Shareholder fees (fees paid directly from your investment)	NAV
Maximum front-end sales charge (load)	None
Maximum deferred sales charge (load)	None

Annual fund operating expenses (%) (expenses that you pay each year as a percentage of the value of your investment)	NAV
Management fee	0.69
Other expenses	0.04
Total annual fund operating expenses	0.73

Expense example

This example is intended to help you compare the cost of investing in the fund with the cost of investing in other mutual funds. Please see below a hypothetical example showing the expenses of a $10,000 investment for the time periods indicated and then assuming you sell all of your shares at the end of those periods. The example assumes a 5% average annual return and that fund expenses will not change over the periods. Although your actual costs may be higher or lower, based on these assumptions, your costs would be:

Expenses ($)	NAV
1 year	75
3 years	233
5 years	406
10 years	906

Portfolio turnover

The fund pays transaction costs, such as commissions, when it buys and sells securities (or "turns over" its portfolio). A higher portfolio turnover rate may indicate higher transaction costs and may result in higher taxes when fund shares are held in a taxable account. These costs, which are not reflected in annual fund operating expenses or in the example, affect the fund's performance. During its most recent fiscal year, the fund's portfolio turnover rate was 94% of the average value of its portfolio.

Principal investment strategies

Under normal market conditions, the fund invests at least 80% of its net assets (plus any borrowings for investment purposes) in equity securities of large-capitalization companies and up to 20% of its total assets in equity securities of foreign issuers through American Depositary Receipts (ADRs) and similar investments.

The fund invests principally in equity securities of large-capitalization companies, which the manager defines as companies with market capitalizations within the range of the Russell 1000 Index. The market capitalization range of the Russell 1000 Index was approximately $72 million to $755 billion as of March 31, 2017, and may change over time. The fund may invest in any sector, and at times may emphasize one or more particular sectors. Furthermore, the fund may engage in derivative transactions that include futures contracts or options, in each case for the purposes of reducing risk and/or enhancing investment returns.

The manager's investment process utilizes a combination of quantitative and qualitative bottom-up fundamental analysis to identify those companies with underappreciated prospects for robust and sustainable growth in earnings and revenues. The manager employs a five-step research approach that encompasses: (i) industry group analysis; (ii) company history and financial analysis; (iii) earnings growth sustainability analysis; (iv) identification of catalysts for improvement of the business; and (v) comparisons of earnings estimates. Each company within the fund's portfolio goes through a rigorous reward-to-risk analysis. The fund may trade securities actively.

Principal risks

An investment in the fund is not a bank deposit and is not insured or guaranteed by the Federal Deposit Insurance Corporation or any other government agency. Many factors affect performance, and fund shares will fluctuate in price, meaning you could lose money. The fund's investment strategy may not produce the intended results.

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During periods of heightened market volatility or reduced liquidity, governments, their agencies, or other regulatory bodies, both within the United States and abroad, may take steps to intervene. These actions, which could include legislative, regulatory, or economic initiatives, might have unforeseeable consequences and could adversely affect the fund's performance or otherwise constrain the fund's ability to achieve its investment objective.

The fund's main risks are listed below in alphabetical order. Before investing, be sure to read the additional descriptions of these risks beginning on page 26 of the prospectus.

Credit and counterparty risk. The counterparty to an over-the-counter derivatives contract or a borrower of fund securities may not make timely payments or otherwise honor its obligations.

Cybersecurity risk. Cybersecurity breaches may allow an unauthorized party to gain access to fund assets, customer data, or proprietary information, or cause a fund or its service providers to suffer data corruption or lose operational functionality. Similar incidents affecting issuers of a fund's securities may negatively impact performance.

Economic and market events risk. Events in the U.S. and global financial markets, including actions taken by the U.S. Federal Reserve or foreign central banks to stimulate or stabilize economic growth, may at times result in unusually high market volatility, which could negatively impact performance. Reduced liquidity in credit and fixed-income markets could adversely affect issuers worldwide. Banks and financial services companies could suffer losses if interest rates rise or economic conditions deteriorate.

Equity securities risk. The price of equity securities may decline due to changes in a company's financial condition or overall market conditions. Growth company securities may fluctuate more in price than other securities because of the greater emphasis on earnings expectations. Securities the manager believes are undervalued may never realize their full potential value, and in certain markets value stocks may underperform the market as a whole.

Foreign securities risk. Less information may be publicly available regarding foreign issuers. Foreign securities may be subject to foreign taxes and may be more volatile than U.S. securities. Currency fluctuations and political and economic developments may adversely impact the value of foreign securities.

Hedging, derivatives, and other strategic transactions risk. Hedging, derivatives, and other strategic transactions may increase a fund's volatility and could produce disproportionate losses, potentially more than the fund's principal investment. Risks of these transactions are different from and possibly greater than risks of investing directly in securities and other traditional instruments. Under certain market conditions, derivatives could become harder to value or sell and may become subject to liquidity risk (i.e., the inability to enter into closing transactions). Derivatives and other strategic transactions that the fund intends to utilize include: futures contracts and options. Futures contracts and options generally are subject to counterparty risk.

High portfolio turnover risk. Trading securities actively and frequently can increase transaction costs (thus lowering performance) and taxable distributions.

Large company risk. Larger companies may grow more slowly than smaller companies or be slower to respond to business developments. Large-capitalization securities may underperform the market as a whole.

Liquidity risk. The extent (if at all) to which a security may be sold or a derivative position closed without negatively impacting its market value may be impaired by reduced market activity or participation, legal restrictions, or other economic and market impediments.

Sector risk. When a fund focuses its investments in certain sectors of the economy, its performance may be driven largely by sector performance and could fluctuate more widely than if the fund were invested more evenly across sectors.

Small and mid-sized company risk. Small and mid-sized companies are generally less established and may be more volatile than larger companies. Small and/or mid-capitalization securities may underperform the market as a whole.

Past performance

The following information illustrates the variability of the fund's returns and provides some indication of the risks of investing in the fund by showing changes in the fund's performance from year to year compared with a broad-based market index. Past performance (before and after taxes) does not indicate future results. All figures assume dividend reinvestment. Performance information is updated daily, monthly, and quarterly and may be obtained at our website, jhinvestments.com, or by calling 800-344-1029 between 8:00 A.M. and 7:00 P.M., Eastern time, on most business days.

Please note that after-tax returns reflect the highest individual federal marginal income-tax rate in effect as of the date provided and do not reflect any state or local taxes. Your actual after-tax returns may be different. After-tax returns are not relevant to shares held in an IRA, 401(k), or other tax-advantaged investment plan.

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Calendar year total returns (%)—Class NAV

Year-to-date total return. The fund's total return for the three months ended March 31, 2017, was 8.91%.
Best quarter: Q1 '12, 18.98%
Worst quarter: Q3 '15, –6.44%

Average annual total returns (%)—as of 12/31/16	1 year	5 year	Since inception (12/19/11)
Class NAV (before tax)	4.00	13.93	14.30
after tax on distributions	2.82	12.30	12.68
after tax on distributions, with sale	2.91	10.66	10.99
Russell 1000 Growth Index (reflects no deduction for fees, expenses, or taxes)	7.08	14.50	14.98

Investment management

Investment advisor John Hancock Advisers, LLC
Subadvisor John Hancock Asset Management a division of Manulife Asset Management (US) LLC

Portfolio management

David Chow, CFA Managing Director and Portfolio Manager Managed the fund since 2011	Curtis Ifill, CFA Director and Senior Investment Analyst Managed the fund since 2011	W. Shannon Reid, CFA Senior Managing Director and Senior Portfolio Manager Managed the fund since 2011
Jay Zelko Managing Director and Portfolio Manager Managed the fund since 2011

Purchase and sale of fund shares

There are no minimum initial or subsequent investment requirements for Class NAV shares. Shares may be redeemed on any business day on instruction to the fund.

Taxes

The fund's distributions are taxable, and will be taxed as ordinary income and/or capital gains, unless you are investing through a tax-deferred arrangement, such as a 401(k) plan or individual retirement account. Withdrawals from such tax-deferred arrangements may be subject to tax at a later date.

Payments to broker-dealers and other financial intermediaries

If you purchase the fund through a broker-dealer or other financial intermediary (such as a bank, registered investment advisor, financial planner, or retirement plan administrator), the fund and its related companies may pay the broker-dealer or other intermediary for the sale of fund shares and related services. These payments may create a conflict of interest by influencing the broker-dealer or other intermediary and your salesperson to recommend the fund over another investment. Ask your salesperson or visit your financial intermediary's website for more information.

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Fund details

Principal investment strategies

Disciplined Value Fund

The fund's investment objective is to seek to provide long-term growth of capital. The Board of Trustees can change the fund's investment objective and strategies without shareholder approval.

The fund pursues its objective by investing, under normal circumstances, at least 80% of its net assets in a diversified portfolio consisting primarily of equity securities, such as common stocks, of issuers with a market capitalization of $1 billion or greater and identified by the manager as having value characteristics.

In seeking this investment objective, the manager examines various factors in determining the value characteristics of such issuers, including price-to-book ratios and price-to-earnings ratios. These value characteristics are examined in the context of the issuer's operating and financial fundamentals, such as return on equity, earnings growth, and cash flow. The manager selects securities for the fund based on a continuous study of trends in industries and companies, earnings power, and growth and other investment criteria.

The fund may also invest up to 20% of its total assets in foreign currency-denominated securities.

The fund may invest up to 15% of its net assets in illiquid securities, including securities that are illiquid by virtue of the absence of a readily available market or legal or contractual restrictions on resale.

The fund may participate as a purchaser in initial public offerings of securities (IPOs). An IPO is a company's first offering of stock to the public. The fund may focus its investments in a particular sector or sectors of the economy.

The fund's investment process may, at times, result in a higher-than-average portfolio turnover ratio and increased trading expenses.

The fund may invest in cash or money market instruments for the purpose of meeting redemption requests or making other anticipated cash payments.

Securities lending

The fund may lend its securities so long as such loans do not represent more than 33⅓% of the fund's total assets. The borrower will provide collateral to the lending portfolio so that the value of the loaned security will be fully collateralized. The collateral may consist of cash, cash equivalents, or securities issued or guaranteed by the U.S. government or its agencies or instrumentalities. The borrower must also agree to increase the collateral if the value of the loaned securities increases. As with other extensions of credit, there are risks of delay in recovery or even loss of rights in the collateral should the borrower of the securities fail financially.

Disciplined Value Mid Cap Fund

The fund's investment objective is to seek long-term growth of capital with current income as a secondary objective. The Board of Trustees can change the fund's investment objectives and strategies without shareholder approval. The fund will provide 60 days' written notice to shareholders prior to a change in its 80% investment strategy.

Under normal circumstances, the fund seeks to achieve its investment objectives by investing at least 80% of its net assets (including borrowings for investment purposes) in a diversified portfolio consisting primarily of equity securities, such as common stocks, of issuers with medium market capitalizations, and identified by the manager as having value characteristics. A medium market capitalization issuer generally is considered to be one whose market capitalization is, at the time the fund makes the investment, similar to the market capitalization of companies in the Russell Midcap Value Index, which comprises those companies in the Russell Midcap Index with lower price-to-book ratios and lower forecasted growth values and with a market capitalization range, as of March 31, 2017, between $209 million to $39.5 billion.

The manager examines various factors in determining the value characteristics of such issuers, including price-to-book value ratios and price-to-earnings ratios. These value characteristics are examined in the context of the issuer's operating and financial fundamentals, such as return on equity and earnings growth and cash flow. The manager selects securities for the fund based on a continuous study of trends in industries and companies, earnings power and growth, and other investment criteria.

The fund may also invest up to 20% of its total assets in foreign currency-denominated securities.

The fund may invest up to 15% of its net assets in illiquid securities, including securities that are illiquid by virtue of the absence of a readily available market or legal or contractual restrictions on resale.

The fund may participate as a purchaser in initial public offerings of securities (IPOs). An IPO is a company's first offering of stock to the public.

In general, the fund's investments are broadly diversified over a number of industries and, as a matter of policy, the fund is limited to investing a maximum of 25% of its total assets in any one industry. The fund may focus its investments in a particular sector or sectors of the economy.

Due to its investment strategy, the fund may buy and sell securities frequently. This may result in high transaction costs and additional capital gains tax liabilities than a fund with a buy and hold strategy.

The fund may invest in cash or money market instruments for the purpose of meeting redemption requests or making other anticipated cash payments.

Securities lending

The fund may lend its securities so long as such loans do not represent more than 33⅓% of the fund's total assets. The borrower will provide collateral to the lending portfolio so that the value of the loaned security will be fully collateralized. The collateral may consist of cash, cash equivalents, or securities issued or guaranteed by the U.S. government or its agencies or instrumentalities. The borrower must also agree to increase the collateral if the value of the loaned securities increases. As with other extensions of credit, there are risks of delay in recovery or even loss of rights in the collateral should the borrower of the securities fail financially.

Global Shareholder Yield Fund

The fund's investment objective is to seek to provide a high level of income. Capital appreciation is a secondary investment objective. The Board of Trustees can change the fund's investment objectives and strategies without shareholder approval.

The fund will seek to achieve its objectives by investing in a diversified portfolio consisting primarily of global equity securities that have a history of attractive dividend yields and positive growth in free cash flow. Under normal circumstances, the fund invests at least 80% of its total assets in equity securities of dividend-paying companies located throughout the world. At least

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40% of the fund's net assets will be invested in securities of issuers located throughout the world, excluding the United States. The fund may also invest up to 20% of its assets in securities issued by companies located in emerging markets when the manager believes they represent attractive investment opportunities. Securities held by the fund may be denominated in both U.S. dollars and foreign currencies.

The fund will invest in global equity investments across all market capitalizations. The fund will generally invest in companies with a market capitalization (i.e., total market value of a company's shares) of $250 million or greater at the time of purchase. Although the fund may invest in securities across all market capitalizations, it may at any given time invest a significant portion of its assets in companies of one particular market capitalization category when the manager believes such companies offer attractive opportunities. The manager desires to produce superior risk-adjusted returns by building portfolios of businesses with outstanding risk/reward profiles and a focus on high shareholder yield. Shareholder yield refers to the collective financial impact on shareholders from the return of free cash flow through cash dividends, stock repurchases, and debt reduction. By assembling a diversified portfolio of securities that, in the aggregate, possesses a high cash dividend, positive growth of free cash flow, share buyback programs, and net debt reductions, the fund seeks to provide an attractive prospective return with inherently less volatility than the global equity market as a whole.

The manager seeks to produce an efficient portfolio on a risk/return basis with a dividend yield exceeding that of the MSCI World Index. In determining which portfolio securities to purchase, the manager utilizes an investment strategy that combines bottom-up stock research and selection with top-down analysis. In selecting portfolio securities, the manager seeks securities of companies with solid long-term prospects, attractive valuations, and adequate liquidity. The stocks the manager finds attractive generally have valuations lower than the manager's perception of their fundamental value, as reflected in price-to-free cash flow, price-to-book ratios, or other stock valuation measures. The manager sells or reduces a position in a security when it believes the security will not meet expectations within a reasonable time, or when it believes those expectations have been fully realized and the valuation of the company's shares fully reflect the opportunities once thought unrecognized in share price.

The fund may invest up to 20% of its net assets in debt securities, including high-yielding fixed-income securities rated below investment grade, also known as junk bonds. The fund's investment policies are based on credit ratings at the time of purchase.

The fund may also invest up to 15% of its net assets in illiquid investments. The fund may also make limited use of certain derivative instruments, including futures and options (investments whose value is based on securities, indexes, or currencies) for the purposes of generally reducing risk, and/or obtaining efficient market exposure. The fund may invest in other types of equity securities and foreign stocks.

The fund may trade securities actively, which could increase its transaction costs (thus lowering performance) and increase your taxable distributions.

The fund may invest in cash or money market instruments for the purpose of meeting redemption requests or making other anticipated cash payments.

International Growth Fund

The fund's investment objective is to seek high total return primarily through capital appreciation. The Board of Trustees can change the fund's investment objective and strategies without shareholder approval. The fund will provide 60 days' written notice to shareholders prior to a change in its 80% investment strategy.

The manager seeks to achieve the fund's investment objective by investing in equity investments that the manager believes will provide higher returns than the MSCI All Country World ex-US Growth Index.

Under normal market conditions, the fund invests at least 80% of its total assets in equity investments.

The fund primarily invests in a diversified portfolio of equity securities of foreign companies in a number of developed and emerging markets outside of the U.S. The fund defines foreign companies as companies: (i) that are organized under the laws of a foreign country; (ii) whose principal trading market is in a foreign country; or (iii) that have a majority of their assets, or that derive a majority of their revenue or profits, from businesses, investments or sales outside of the United States. Although the fund is not market-cap constrained and may invest in companies of any market-capitalization, the fund typically invests in companies with a market capitalization over $3 billion. The fund may focus its investments in a particular sector or sectors of the economy.

The manager's investment process begins with the broad universe of securities included in international equity indices, along with other ideas that come from a combination of company meetings, investment conferences, field trips, and industry analysis.

To focus its research, the manager reduces the broad investable universe to a sub-universe by eliminating all companies with expected future free-cash-flow margins, returns on capital employed (ROCE) and revenue growth below a certain minimum threshold, along with stocks trading at an exaggerated valuation. Free cash flow is defined as the cash that is available to a company after paying out the money needed to maintain or expand its operations. For all companies remaining in the sub-universe, the manager ranks securities on a relative basis across the following metrics:

(a) Quality: Companies with high and improving free-cash-flow margins and the ability to generate attractive returns on capital employed;
(b) Growth: Companies that generate high organic revenue growth (revenue growth not obtained through acquisitions) above global GDP growth;
(c) Valuation: Companies trading below fair value, based on a discounted free cash flow model utilizing proprietary research and analysis;
(d) Capital Returns: Companies with high dividend payouts and share repurchase programs, based on deployment of free cash flow; and
(e) Revisions: Companies with improving earnings expectations over the next 12-18 months that are not yet fully acknowledged and reflected in broker estimates.

The manager monitors and ranks securities based on their relative attractiveness across this universe. For stocks that compare well in this screening process, further detailed analysis is conducted. Regular meetings and calls with company management are another input into the portfolio decision making process.

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Purchase candidates are securities that are attractive on a majority of the metrics (Quality, Growth, Valuation, Capital Returns, and Revisions), and have a positive catalyst such as accelerating earnings or revenue growth. The manager sells securities when growth or quality metrics deteriorate, valuation upside declines, allocation to dividends or share repurchase changes, or earning revisions worsen. Securities may also be sold if overall attractiveness relative to other stocks in the universe deteriorates.

Due to its investment strategy, the fund may buy and sell securities frequently. This may result in high transaction costs and additional capital gains tax liabilities than a fund with a buy and hold strategy.

The fund may invest in cash or money market instruments for the purpose of meeting redemption requests or making other anticipated cash payments.

Securities lending

The fund may lend its securities so long as such loans do not represent more than 33⅓% of the fund's total assets. The borrower will provide collateral to the lending portfolio so that the value of the loaned security will be fully collateralized. The collateral may consist of cash, cash equivalents, or securities issued or guaranteed by the U.S. government or its agencies or instrumentalities. The borrower must also agree to increase the collateral if the value of the loaned securities increases. As with other extensions of credit, there are risks of delay in recovery or even loss of rights in the collateral should the borrower of the securities fail financially.

International Value Equity Fund

The fund's investment objective is to seek long-term capital appreciation. The Board of Trustees can change the fund's investment objective and strategies without shareholder approval. The fund will provide 60 days' written notice to shareholders prior to a change in its 80% investment strategy.

Under normal market conditions, the fund invests at least 80% of its net assets (plus any borrowings for investment purposes) in stocks of foreign companies having a market capitalization of $2 billion or more at the time of purchase. The term "stocks" includes common, preferred and convertible preferred stocks, and securities the values of which are tied to the price of stocks, such as rights, warrants and convertible debt securities, and securities convertible into or exchangeable for stocks.

To ensure adequate diversification, the fund spreads its investments across many different regions around the world. The manager assigns country weightings based on the fund's benchmark, the MSCI World ex-USA Index. Within each country, the manager identifies attractively valued companies and chooses stocks based on the strategy described below. The portfolio managers of the fund are value investors, meaning they purchase common stocks at prices that are relatively low in relation to their earnings or other fundamental measures, such as book value. In attempting to outperform the MSCI World ex-USA Index, the manager focuses on stock selection rather than country allocation. The fund's country allocation will rarely be identical to the MSCI World ex-USA Index because the manager will usually find what it believes are better investment opportunities in some countries than in others.

In choosing stocks, the fund focuses on foreign companies that appear to be undervalued relative to the manager's view of their real worth or future prospects. The manager uses a variety of resources, including computer models and fundamental research, to identify foreign stocks that it believes are favorably priced. The fund may focus its investments in a particular sector or sectors of the economy. Specifically, the manager looks for non-U.S. companies that have some or all of the following attributes:
•Positive free cash flow
•Corporate restructuring or management changes
•Increasing market share or new product development
•Inexpensive (i.e., low valuation) relative to their industry sector
•Relatively flat or increasing earnings estimate revisions
•Sufficient analysts' coverage and liquidity
•Other evidence of positive catalysts for change

The fund may engage in derivative transactions that include futures contracts on indexes and foreign currency forward contracts, in each case for the purposes of reducing risk and/or enhancing investment returns.

The fund may invest in cash or money market instruments for the purpose of meeting redemption requests or making other anticipated cash payments.

Securities lending

The fund may lend its securities so long as such loans do not represent more than 33⅓% of the fund's total assets. The borrower will provide collateral to the lending portfolio so that the value of the loaned security will be fully collateralized. The collateral may consist of cash, cash equivalents, or securities issued or guaranteed by the U.S. government or its agencies or instrumentalities. The borrower must also agree to increase the collateral if the value of the loaned securities increases. As with other extensions of credit, there are risks of delay in recovery or even loss of rights in the collateral should the borrower of the securities fail financially.

Small Company Fund

The fund's investment objective is to seek maximum long-term total return. The Board of Trustees can change the fund's investment objective and strategies without shareholder approval. The fund will provide 60 days' written notice to shareholders prior to a change in its 80% investment strategy.

Under normal circumstances, the fund seeks to achieve its investment objective by investing at least 80% of its net assets (plus any borrowings for investment purposes) in small-cap companies. The fund considers small-cap companies to be those companies in the capitalization range of the Russell 2000 Index, including exchange-traded funds (ETFs) that attempt to replicate small-cap indexes. The market capitalization of the Russell 2000 Index was approximately $18 million to $14 billion as of March 31, 2017, and may change over time. At any given time, the fund may own a diversified group of stocks in several industries. The fund invests mainly in common stocks, but it may also invest in ETFs to a limited extent.

The manager employs a relative value philosophy to analyze and select investments that have attractive valuations as well as potential catalysts that are expected to lead to accelerated earnings and cash flow growth. The manager evaluates broad themes and market developments that can be exploited through portfolio construction and rigorous fundamental research to identify investments that are best positioned to take advantage of impending catalysts and trends. The manager believes that earnings and cash flow growth are the principal drivers of investment performance, particularly when accompanied by visible, quantifiable catalysts that have not been fully recognized by the investment community.

The manager continuously monitors and evaluates investments held by the fund to discern changes in trends, modify investment outlooks, and adjust valuations

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accordingly. The manager attempts to mitigate excess risk through ownership of a well-diversified portfolio with broad representation across market industries and sectors. The fund may focus its investments in a particular sector or sectors of the economy. The manager will liquidate an investment based on several factors, including asset valuation, changes in prospective attributes, and purchases of alternative investments with potentially higher returns. The manager generally will not sell a stock merely due to market appreciation outside the fund's target capitalization range if it believes the company has growth potential.

Due to its investment strategy, the fund may buy and sell securities frequently. This may result in high transaction costs and additional capital gains tax liabilities than a fund with a buy and hold strategy.

The fund may invest in cash or money market instruments for the purpose of meeting redemption requests or making other anticipated cash payments.

Strategic Growth Fund

The fund's investment objective is to seek long-term capital appreciation. The Board of Trustees can change the fund's investment objective and strategy without shareholder approval. The fund will provide written notice to shareholders at least 60 days prior to a change in its 80% investment policy.

Under normal market conditions, the fund invests at least 80% of its net assets (plus any borrowings for investment purposes) in equity securities of large-capitalization companies and up to 20% of its total assets in equity securities of foreign issuers through American Depositary Receipts (ADRs) and similar investments.

The fund invests principally in equity securities of large-capitalization companies, which the manager defines as companies with market capitalizations within the range of the Russell 1000 Index. The market capitalization range of the Russell 1000 Index was approximately $72 million to $755 billion as of March 31, 2017, and may change over time. The fund may invest in any sector, and at times may emphasize one or more particular sectors. Furthermore, the fund may engage in derivative transactions that include futures contracts or options, in each case for the purposes of reducing risk and/or enhancing investment returns.

The fund focuses on companies whose earnings growth rate and sustainability are underestimated by market consensus. The manager's investment process utilizes a combination of quantitative and qualitative bottom-up fundamental analysis to identify those companies with underappreciated prospects for robust and sustainable growth in earnings and revenues. The manager employs a five-step research approach that encompasses: (i) industry group analysis; (ii) company history and financial analysis; (iii) earnings growth sustainability analysis; (iv) identification of catalysts for improvement of the business; and (v) comparisons of earnings estimates. Each company within the fund's portfolio goes through a rigorous reward-to-risk analysis based on the manager's independent earnings estimate and a clearly articulated investment thesis. As part of the ongoing reward-to-risk analysis, the manager devotes a substantial portion of its research efforts to monitoring existing portfolio holdings in an effort to continuously challenge and reaffirm each thesis. The fund sells a company's securities when the manager sees deterioration in fundamentals that leads it to become suspicious of the company's prospective growth profile or the profitability potential of its business model, as this often leads to lower valuation potential. The fund may also sell or trim a position when it needs to raise money to fund the purchase of what the manager believes is a better investment opportunity or when the forecast timeframe for a stock's full valuation is extended beyond the manager's expectations. The fund may trade securities actively.

The fund may invest in cash or money market instruments for the purpose of meeting redemption requests or making other anticipated cash payments.

Securities lending

The fund may lend its securities so long as such loans do not represent more than 33⅓% of the fund's total assets. The borrower will provide collateral to the lending portfolio so that the value of the loaned security will be fully collateralized. The collateral may consist of cash, cash equivalents, or securities issued or guaranteed by the U.S. government or its agencies or instrumentalities. The borrower must also agree to increase the collateral if the value of the loaned securities increases. As with other extensions of credit, there are risks of delay in recovery or even loss of rights in the collateral should the borrower of the securities fail financially.

Temporary defensive investing

Each fund may invest up to 100% of its assets in cash, money market instruments, or other investment-grade short-term securities, for the purpose of protecting the fund in the event the manager determines that market, economic, political or other conditions warrant a defensive posture.

To the extent that a fund is in a defensive position, its ability to achieve its investment objective will be limited.

Principal risks of investing

Unless otherwise noted, in this section, references to a single fund apply equally to all of the funds.

An investment in the fund is not a bank deposit and is not insured or guaranteed by the Federal Deposit Insurance Corporation or any other government agency. The fund's shares will go up and down in price, meaning that you could lose money by investing in the fund. Many factors influence a mutual fund's performance. The fund's investment strategy may not produce the intended results.

Instability in the financial markets has led many governments, including the U.S. government, to take a number of unprecedented actions designed to support certain financial institutions and segments of the financial markets that have experienced extreme volatility and, in some cases, a lack of liquidity. Federal, state, and other governments, and their regulatory agencies or self-regulatory organizations, may take actions that affect the regulation of the instruments in which the fund invests, or the issuers of such instruments, in ways that are unforeseeable. Legislation or regulation may also change the way in which the fund itself is regulated. Such legislation or regulation could limit or preclude the fund's ability to achieve its investment objective. In addition, political events within the United States and abroad, including the U.S. government's ongoing difficulty agreeing on a long-term budget and deficit reduction plan and uncertainty surrounding sovereign debt of European Union members, could negatively impact financial markets and the fund's performance. Further, certain municipalities of the United States and its territories are financially strained and may face the possibility of default on their debt obligations, which could directly or indirectly detract from each fund's performance.

Governments or their agencies may also acquire distressed assets from financial institutions and acquire ownership interests in those institutions. The implications

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of government ownership and disposition of these assets are unclear, and such a program may have positive or negative effects on the liquidity, valuation, and performance of the fund's portfolio holdings. Furthermore, volatile financial markets can expose the fund to greater market and liquidity risk and potential difficulty in valuing portfolio instruments held by the fund.

The principal risks of investing in each fund are summarized in its fund summary above. Below are descriptions of the main factors that may play a role in shaping the fund's overall risk profile. The descriptions appear in alphabetical order, not in order of importance. For further details about fund risks, including additional risk factors that are not discussed in this prospectus because they are not considered primary factors, see the fund's Statement of Additional Information (SAI).

Changing distribution levels risk

The distribution amounts paid by the fund generally depend on the amount of income and/or dividends paid by the fund's investments. As a result of market, interest rate and other circumstances, the amount of cash available for distribution by the fund and the fund's distribution rate may vary or decline. The risk of such variability is accentuated in currently prevailing market and interest rate circumstances.

Convertible securities risk

Convertible securities generally offer lower interest or dividend yields than nonconvertible fixed-income securities of similar credit quality because of the potential for capital appreciation. The market values of convertible securities tend to decline as interest rates increase and, conversely, to increase as interest rates decline. However, a convertible security's market value also tends to reflect the market price of common stock of the issuing company, particularly when that stock price is greater than the convertible security's conversion price. The conversion price is defined as the predetermined price or exchange ratio at which the convertible security can be converted or exchanged for the underlying common stock. As the market price of the underlying common stock declines below the conversion price, the price of the convertible security tends to be increasingly influenced by the yield of the convertible security. Thus, it may not decline in price to the same extent as the underlying common stock. In the event of a liquidation of the issuing company, convertible securities generally entail less risk than the company's common stock.

Credit and counterparty risk

This is the risk that the issuer or guarantor of a fixed-income security, the counterparty to an over-the-counter (OTC) derivatives contract (see "Hedging, derivatives, and other strategic transactions risk"), or a borrower of a fund's securities will be unable or unwilling to make timely principal, interest, or settlement payments, or otherwise honor its obligations. Credit risk associated with investments in fixed-income securities relates to the ability of the issuer to make scheduled payments of principal and interest on an obligation. A fund that invests in fixed-income securities is subject to varying degrees of risk that the issuers of the securities will have their credit ratings downgraded or will default, potentially reducing the fund's share price and income level. Nearly all fixed-income securities are subject to some credit risk, which may vary depending upon whether the issuers of the securities are corporations, domestic or foreign governments, or their subdivisions or instrumentalities. When a fixed-income security is not rated, a manager may have to assess the risk of the security itself. Asset-backed securities, whose principal and interest payments are supported by pools of other assets, such as credit card receivables and automobile loans, are subject to further risks, including the risk that the obligors of the underlying assets default on payment of those assets.

Funds that invest in below-investment-grade securities, also called junk bonds (e.g., fixed-income securities rated Ba or lower by Moody's Investors Service, Inc. or BB or lower by Standard & Poor's Ratings Services, at the time of investment, or determined by a manager to be of comparable quality to securities so rated) are subject to increased credit risk. The sovereign debt of many foreign governments, including their subdivisions and instrumentalities, falls into this category. Below-investment-grade securities offer the potential for higher investment returns than higher-rated securities, but they carry greater credit risk: Their issuers' continuing ability to meet principal and interest payments is considered speculative, they are more susceptible to real or perceived adverse economic and competitive industry conditions, and they may be less liquid than higher-rated securities.

In addition, a fund is exposed to credit risk to the extent that it makes use of OTC derivatives (such as forward foreign currency contracts and/or swap contracts) and engages to a significant extent in the lending of fund securities or the use of repurchase agreements. OTC derivatives transactions can be closed out with the other party to the transaction. If the counterparty defaults, a fund will have contractual remedies, but there is no assurance that the counterparty will be able to meet its contractual obligations or that, in the event of default, a fund will succeed in enforcing them. A fund, therefore, assumes the risk that it may be unable to obtain payments owed to it under OTC derivatives contracts or that those payments may be delayed or made only after the fund has incurred the costs of litigation. While the manager intends to monitor the creditworthiness of contract counterparties, there can be no assurance that the counterparty will be in a position to meet its obligations, especially during unusually adverse market conditions.

Cybersecurity risk

Intentional cybersecurity breaches include unauthorized access to systems, networks, or devices (such as through "hacking" activity); infection from computer viruses or other malicious software code; and attacks that shut down, disable, slow, or otherwise disrupt operations, business processes, or website access or functionality. In addition, unintentional incidents can occur, such as the inadvertent release of confidential information (possibly resulting in the violation of applicable privacy laws).

A cybersecurity breach could result in the loss or theft of customer data or funds, the inability to access electronic systems ("denial of services"), loss or theft of proprietary information or corporate data, physical damage to a computer or network system, or costs associated with system repairs. Such incidents could cause a fund, the advisor, a manager, or other service providers to incur regulatory penalties, reputational damage, additional compliance costs, or financial loss. In addition, such incidents could affect issuers in which a fund invests, and thereby cause the fund's investments to lose value.

Economic and market events risk

Events in certain sectors historically have resulted, and may in the future result, in an unusually high degree of volatility in the financial markets, both domestic and foreign. These events have included, but are not limited to: bankruptcies, corporate restructurings, and other events related to the sub-prime mortgage crisis in 2008; governmental efforts to limit short selling and high frequency trading; measures to address U.S. federal and state budget deficits; social, political, and economic instability in Europe; economic stimulus by the Japanese

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central bank; steep declines in oil prices; dramatic changes in currency exchange rates; and China's economic slowdown. Interconnected global economies and financial markets increase the possibility that conditions in one country or region might adversely impact issuers in a different country or region. Both domestic and foreign equity markets have experienced increased volatility and turmoil, with issuers that have exposure to the real estate, mortgage, and credit markets particularly affected. Banks and financial services companies could suffer losses if interest rates continue to rise or economic conditions deteriorate.

In addition, relatively high market volatility and reduced liquidity in credit and fixed-income markets may adversely affect many issuers worldwide. Actions taken by the U.S. Federal Reserve (Fed) or foreign central banks to stimulate or stabilize economic growth, such as interventions in currency markets, could cause high volatility in the equity and fixed-income markets. Reduced liquidity may result in less money being available to purchase raw materials, goods, and services from emerging markets, which may, in turn, bring down the prices of these economic staples. It may also result in emerging-market issuers having more difficulty obtaining financing, which may, in turn, cause a decline in their securities prices.

In addition, while interest rates have been unusually low in recent years in the United States and abroad, the Fed's decision to raise the target fed funds rate in 2017, following a similar move the previous year, and the possibility that the Fed may continue with such rate increases, among other factors, could cause markets to experience continuing high volatility. A significant increase in interest rates may cause a decline in the market for equity securities. Also, regulators have expressed concern that rate increases may contribute to price volatility. These events and the possible resulting market volatility may have an adverse effect on the fund.

Political turmoil within the United States and abroad may also impact the fund. Although the U.S. government has honored its credit obligations, it remains possible that the United States could default on its obligations. While it is impossible to predict the consequences of such an unprecedented event, it is likely that a default by the United States would be highly disruptive to the U.S. and global securities markets and could significantly impair the value of the fund's investments. Similarly, political events within the United States at times have resulted, and may in the future result, in a shutdown of government services, which could negatively affect the U.S. economy, decrease the value of many fund investments, and increase uncertainty in or impair the operation of the U.S. or other securities markets. The U.S. is also considering significant new investments in infrastructure and national defense which, coupled with the prospect of lower federal taxes, could lead to increased government borrowing and higher interest rates. While these proposed policies are going through the political process, the equity and debt markets may react strongly to expectations, which could increase volatility, especially if the market's expectations for changes in government policies are not borne out.

Uncertainties surrounding the sovereign debt of a number of European Union (EU) countries and the viability of the EU have disrupted and may in the future disrupt markets in the United States and around the world. If one or more countries leave the EU or the EU dissolves, the world's securities markets likely will be significantly disrupted. In June 2016, the United Kingdom approved a referendum to leave the EU, commonly referred to as "Brexit." There is significant market uncertainty regarding Brexit's ramifications, and the range and potential implications of possible political, regulatory, economic, and market outcomes are difficult to predict. Political and military events, including North Korea, Syria, and other areas of the Middle East, and nationalist unrest in Europe, also may cause market disruptions.

In addition, there is a risk that the prices of goods and services in the United States and many foreign economies may decline over time, known as deflation. Deflation may have an adverse effect on stock prices and creditworthiness and may make defaults on debt more likely. If a country's economy slips into a deflationary pattern, it could last for a prolonged period and may be difficult to reverse.

Equity securities risk

Common and preferred stocks represent equity ownership in a company. Stock markets are volatile. The price of equity securities will fluctuate, and can decline and reduce the value of a fund investing in equities. The price of equity securities fluctuates based on changes in a company's financial condition and overall market and economic conditions. The value of equity securities purchased by a fund could decline if the financial condition of the companies in which the fund is invested declines, or if overall market and economic conditions deteriorate. An issuer's financial condition could decline as a result of poor management decisions, competitive pressures, technological obsolescence, undue reliance on suppliers, labor issues, shortages, corporate restructurings, fraudulent disclosures, or other factors. Changes in the financial condition of a single issuer can impact the market as a whole.

Even a fund that invests in high-quality, or blue chip, equity securities, or securities of established companies with large market capitalizations (which generally have strong financial characteristics), can be negatively impacted by poor overall market and economic conditions. Companies with large market capitalizations may also have less growth potential than smaller companies and may be less able to react quickly to changes in the marketplace.

The fund may maintain substantial exposure to equities and generally does not attempt to time the market. Because of this exposure, the possibility that stock market prices in general will decline over short or extended periods subjects the fund to unpredictable declines in the value of its investments, as well as periods of poor performance.

Unlike interest on debt securities, preferred stock dividends are payable only if declared by the issuer's board. Also, preferred stock may be subject to optional or mandatory redemption provisions. The market values of convertible securities tend to fall as interest rates rise and rise as interest rates fall. The value of convertible preferred stock can depend heavily upon the value of the security into which such convertible preferred stock is converted, depending on whether the market price of the underlying security exceeds the conversion price.

Growth investing risk. Certain equity securities (generally referred to as growth securities) are purchased primarily because a manager believes that these securities will experience relatively rapid earnings growth. Growth securities typically trade at higher multiples of current earnings than other securities. Growth securities are often more sensitive to market fluctuations than other securities because their market prices are highly sensitive to future earnings expectations. At times when it appears that these expectations may not be met, growth stock prices typically fall.

Value investing risk. Certain equity securities (generally referred to as value securities) are purchased primarily because they are selling at prices below what the manager believes to be their fundamental value and not necessarily because the issuing companies are expected to experience

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significant earnings growth. The fund bears the risk that the companies that issued these securities may not overcome the adverse business developments or other factors causing their securities to be perceived by the manager to be underpriced or that the market may never come to recognize their fundamental value. A value stock may not increase in price, as anticipated by the manager investing in such securities, if other investors fail to recognize the company's value and bid up the price or invest in markets favoring faster growing companies. The fund's strategy of investing in value stocks also carries the risk that in certain markets, value stocks will underperform growth stocks. In addition, securities issued by U.S. entities with substantial foreign operations may involve risks relating to economic, political or regulatory conditions in foreign countries.

Exchange-traded funds (ETFs) risk

ETFs are a type of investment company bought and sold on a securities exchange. An ETF represents a fixed portfolio of securities designed to track a particular market index. A fund could purchase an ETF to temporarily gain exposure to a portion of the U.S. or a foreign market while awaiting purchase of underlying securities. The risks of owning an ETF generally reflect the risks of owning the underlying securities it is designed to track, although lack of liquidity in an ETF could result in it being more volatile, and ETFs have management fees that increase their costs. An ETF has its own fees and expenses, which are indirectly borne by a fund.

Fixed-income securities risk

Fixed-income securities are generally subject to two principal types of risk, as well as other risks described below: (1) interest-rate risk and (2) credit quality risk.

Interest-rate risk. Fixed-income securities are affected by changes in interest rates. When interest rates decline, the market value of fixed-income securities generally can be expected to rise. Conversely, when interest rates rise, the market value of fixed-income securities generally can be expected to decline. The longer the duration or maturity of a fixed-income security, the more susceptible it is to interest-rate risk. Recent and potential future changes in government monetary policy may affect the level of interest rates.

Credit quality risk. Fixed-income securities are subject to the risk that the issuer of the security will not repay all or a portion of the principal borrowed and will not make all interest payments. If the credit quality of a fixed-income security deteriorates after a fund has purchased the security, the market value of the security may decrease and lead to a decrease in the value of the fund's investments. An issuer's credit quality could deteriorate as a result of poor management decisions, competitive pressures, technological obsolescence, undue reliance on suppliers, labor issues, shortages, corporate restructurings, fraudulent disclosures, or other factors. Funds that may invest in lower-rated fixed-income securities, commonly referred to as junk securities, are riskier than funds that may invest in higher-rated fixed-income securities. Additional information on the risks of investing in investment-grade fixed-income securities in the lowest rating category and lower-rated fixed-income securities is set forth below.

Investment-grade fixed-income securities in the lowest rating category risk. Investment-grade fixed-income securities in the lowest rating category (such as Baa by Moody's Investors Service, Inc. or BBB by Standard & Poor's Ratings Services and comparable unrated securities) involve a higher degree of risk than fixed-income securities in the higher rating categories. While such securities are considered investment-grade quality and are deemed to have adequate capacity for payment of principal and interest, such securities lack outstanding investment characteristics and have speculative characteristics as well. For example, changes in economic conditions or other circumstances are more likely to lead to a weakened capacity to make principal and interest payments than is the case with higher-grade securities.

Prepayment of principal risk. Many types of debt securities, including floating-rate loans, are subject to prepayment risk. Prepayment risk occurs when the issuer of a security can repay principal prior to the security's maturity. Securities subject to prepayment risk can offer less potential for gains when the credit quality of the issuer improves.

Foreign securities risk

Funds that invest in securities traded principally in securities markets outside the United States are subject to additional and more varied risks, as the value of foreign securities may change more rapidly and extremely than the value of U.S. securities. The securities markets of many foreign countries are relatively small, with a limited number of companies representing a small number of industries. Additionally, issuers of foreign securities may not be subject to the same degree of regulation as U.S. issuers. Reporting, accounting, and auditing standards of foreign countries differ, in some cases significantly, from U.S. standards. There are generally higher commission rates on foreign portfolio transactions, transfer taxes, higher custodial costs, and the possibility that foreign taxes will be charged on dividends and interest payable on foreign securities, some or all of which may not be reclaimable. Also, for lesser-developed countries, nationalization, expropriation, or confiscatory taxation; adverse changes in investment or exchange control regulations (which may include suspension of the ability to transfer currency or assets from a country); political changes; or diplomatic developments could adversely affect a fund's investments. In the event of nationalization, expropriation, or other confiscation, the fund could lose its entire investment in a foreign security. All funds that invest in foreign securities are subject to these risks. Some of the foreign risks are also applicable to funds that invest a material portion of their assets in securities of foreign issuers traded in the United States.

Emerging-market risk. Investments in the securities of issuers based in countries with emerging-market economies are subject to greater levels of foreign investment risk than investments in more-developed foreign markets, since emerging-market securities may present market, credit, currency, liquidity, legal, political, and other risks greater than, or in addition to, the risks of investing in developed foreign countries. These risks include high currency exchange-rate fluctuations; increased risk of default (including both government and private issuers); greater social, economic, and political uncertainty and instability (including the risk of war); more substantial governmental involvement in the economy; less governmental supervision and regulation of the securities markets and participants in those markets; controls on foreign investment and limitations on repatriation of invested capital and on a fund's ability to exchange local currencies for U.S. dollars; unavailability of currency hedging techniques in certain emerging-market countries; the fact that companies in emerging-market countries may be newly organized, smaller, and less seasoned; the difference in, or lack of, auditing and financial reporting standards, which may result in the unavailability of material information about issuers; different clearance and settlement procedures, which may be unable to keep pace with the volume of securities transactions or otherwise make it difficult to engage in such transactions; difficulties in obtaining and/or enforcing legal judgments in

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foreign jurisdictions; and significantly smaller market capitalizations of emerging-market issuers.

Currency risk. Currency risk is the risk that fluctuations in exchange rates may adversely affect the U.S. dollar value of a fund's investments. Currency risk includes both the risk that currencies in which a fund's investments are traded, or currencies in which a fund has taken an active investment position, will decline in value relative to the U.S. dollar and, in the case of hedging positions, that the U.S. dollar will decline in value relative to the currency being hedged. Currency rates in foreign countries may fluctuate significantly for a number of reasons, including the forces of supply and demand in the foreign exchange markets, actual or perceived changes in interest rates, and intervention (or the failure to intervene) by U.S. or foreign governments or central banks, or by currency controls or political developments in the United States or abroad. Certain funds may engage in proxy hedging of currencies by entering into derivative transactions with respect to a currency whose value is expected to correlate to the value of a currency the fund owns or wants to own. This presents the risk that the two currencies may not move in relation to one another as expected. In that case, the fund could lose money on its investment and also lose money on the position designed to act as a proxy hedge. Certain funds may also take active currency positions and may cross-hedge currency exposure represented by their securities into another foreign currency. This may result in a fund's currency exposure being substantially different from that suggested by its securities investments. All funds with foreign currency holdings and/or that invest or trade in securities denominated in foreign currencies or related derivative instruments may be adversely affected by changes in foreign currency exchange rates. Derivative foreign currency transactions (such as futures, forwards, and swaps) may also involve leveraging risk, in addition to currency risk. Leverage may disproportionately increase a fund's portfolio losses and reduce opportunities for gain when interest rates, stock prices, or currency rates are changing.

Hedging, derivatives, and other strategic transactions risk

The ability of a fund to utilize hedging, derivatives, and other strategic transactions to benefit the fund will depend in part on its manager's ability to predict pertinent market movements and market risk, counterparty risk, credit risk, interest-rate risk, and other risk factors, none of which can be assured. The skills required to utilize hedging and other strategic transactions are different from those needed to select a fund's securities. Even if the manager only uses hedging and other strategic transactions in a fund primarily for hedging purposes or to gain exposure to a particular securities market, if the transaction does not have the desired outcome, it could result in a significant loss to a fund. The amount of loss could be more than the principal amount invested. These transactions may also increase the volatility of a fund and may involve a small investment of cash relative to the magnitude of the risks assumed, thereby magnifying the impact of any resulting gain or loss. For example, the potential loss from the use of futures can exceed a fund's initial investment in such contracts. In addition, these transactions could result in a loss to a fund if the counterparty to the transaction does not perform as promised.

A fund may invest in derivatives, which are financial contracts with a value that depends on, or is derived from, the value of underlying assets, reference rates, or indexes. Derivatives may relate to stocks, bonds, interest rates, currencies or currency exchange rates, and related indexes. A fund may use derivatives for many purposes, including for hedging and as a substitute for direct investment in securities or other assets. Derivatives may be used in a way to efficiently adjust the exposure of a fund to various securities, markets, and currencies without a fund actually having to sell existing investments and make new investments. This generally will be done when the adjustment is expected to be relatively temporary or in anticipation of effecting the sale of fund assets and making new investments over time. Further, since many derivatives have a leverage component, adverse changes in the value or level of the underlying asset, reference rate, or index can result in a loss substantially greater than the amount invested in the derivative itself. Certain derivatives have the potential for unlimited loss, regardless of the size of the initial investment. When a fund uses derivatives for leverage, investments in that fund will tend to be more volatile, resulting in larger gains or losses in response to market changes. To limit leverage risk, a fund may segregate assets determined to be liquid or, as permitted by applicable regulation, enter into certain offsetting positions to cover its obligations under derivative instruments. For a description of the various derivative instruments the fund may utilize, refer to the SAI.

The regulation of the U.S. and non-U.S. derivatives markets has undergone substantial change in recent years and such change may continue. In particular, the Dodd-Frank Wall Street Reform and Consumer Protection Act, and regulation proposed to be promulgated thereunder require many derivatives to be cleared and traded on an exchange, expand entity registration requirements, impose business conduct requirements on dealers that enter into swaps with a pension plan, endowment, retirement plan or government entity, and required banks to move some derivatives trading units to a non-guaranteed affiliate separate from the deposit-taking bank or divest them altogether. Although the Commodity Futures Trading Commission (CFTC) has released final rules relating to clearing, reporting, recordkeeping and registration requirements under the legislation, many of the provisions are subject to further final rule making, and thus its ultimate impact remains unclear. New regulations could, among other things, restrict the fund's ability to engage in derivatives transactions (for example, by making certain types of derivatives transactions no longer available to the fund) and/or increase the costs of such derivatives transactions (for example, by increasing margin or capital requirements), and the fund may be unable to fully execute its investment strategies as a result. Limits or restrictions applicable to the counterparties with which the fund engages in derivative transactions also could prevent the fund from using these instruments or affect the pricing or other factors relating to these instruments, or may change the availability of certain investments.

At any time after the date of this prospectus, legislation may be enacted that could negatively affect the assets of the fund. Legislation or regulation may change the way in which the fund itself is regulated. The advisor cannot predict the effects of any new governmental regulation that may be implemented, and there can be no assurance that any new governmental regulation will not adversely affect the fund's ability to achieve its investment objectives.

The use of derivative instruments may involve risks different from, or potentially greater than, the risks associated with investing directly in securities and other, more traditional assets. In particular, the use of derivative instruments exposes a fund to the risk that the counterparty to an OTC derivatives contract will be unable or unwilling to make timely settlement payments or otherwise honor its obligations. OTC derivatives transactions typically can only be closed out with the other party to the transaction, although either party may engage in an offsetting transaction that puts that party in the same economic position as if it had closed out the transaction with the counterparty or may obtain the other party's consent to assign the transaction to a third party. If the counterparty defaults, the fund will have contractual remedies, but there is no assurance that

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the counterparty will meet its contractual obligations or that, in the event of default, the fund will succeed in enforcing them. For example, because the contract for each OTC derivatives transaction is individually negotiated with a specific counterparty, a fund is subject to the risk that a counterparty may interpret contractual terms (e.g., the definition of default) differently than the fund when the fund seeks to enforce its contractual rights. If that occurs, the cost and unpredictability of the legal proceedings required for the fund to enforce its contractual rights may lead it to decide not to pursue its claims against the counterparty. The fund, therefore, assumes the risk that it may be unable to obtain payments owed to it under OTC derivatives contracts or that those payments may be delayed or made only after the fund has incurred the costs of litigation. While a manager intends to monitor the creditworthiness of counterparties, there can be no assurance that a counterparty will meet its obligations, especially during unusually adverse market conditions. To the extent a fund contracts with a limited number of counterparties, the fund's risk will be concentrated and events that affect the creditworthiness of any of those counterparties may have a pronounced effect on the fund. Derivatives are also subject to a number of other risks, including market risk and liquidity risk. Since the value of derivatives is calculated and derived from the value of other assets, instruments, or references, there is a risk that they will be improperly valued. Derivatives also involve the risk that changes in their value may not correlate perfectly with the assets, rates, or indexes they are designed to hedge or closely track. Suitable derivatives transactions may not be available in all circumstances. The fund is also subject to the risk that the counterparty closes out the derivatives transactions upon the occurrence of certain triggering events. In addition, a manager may determine not to use derivatives to hedge or otherwise reduce risk exposure. Government legislation or regulation could affect the use of derivatives transactions and could limit a fund's ability to pursue its investment strategies.

A detailed discussion of various hedging and other strategic transactions appears in the SAI. The following is a list of certain derivatives and other strategic transactions that the fund may utilize and the main risks associated with each of them:

Foreign currency forward contracts. Counterparty risk, liquidity risk (i.e., the inability to enter into closing transactions), foreign currency risk, and risk of disproportionate loss are the principal risks of engaging in transactions involving foreign currency forward contracts.

Futures contracts. Counterparty risk, liquidity risk (i.e., the inability to enter into closing transactions), and risk of disproportionate loss are the principal risks of engaging in transactions involving futures contracts.

Options. Counterparty risk, liquidity risk (i.e., the inability to enter into closing transactions), and risk of disproportionate loss are the principal risks of engaging in transactions involving options. Counterparty risk does not apply to exchange-traded options.

Swaps. Counterparty risk, liquidity risk (i.e., the inability to enter into closing transactions), interest-rate risk, settlement risk, risk of default of the underlying reference obligation, and risk of disproportionate loss are the principal risks of engaging in transactions involving swaps.

High portfolio turnover risk

A high fund portfolio turnover rate (over 100%) generally involves correspondingly greater brokerage commission and tax expenses, which must be borne directly by a fund and its shareholders, respectively. The portfolio turnover rate of a fund may vary from year to year, as well as within a year.

Initial public offerings (IPOs) risk

Certain funds may invest a portion of their assets in shares of IPOs. IPOs may have a magnified impact on the performance of a fund with a small asset base. The impact of IPOs on a fund's performance will likely decrease as the fund's asset size increases, which could reduce the fund's returns. IPOs may not be consistently available to a fund for investing, particularly as the fund's asset base grows. IPO shares are frequently volatile in price due to the absence of a prior public market, the small number of shares available for trading, and limited information about the issuer. Therefore, a fund may hold IPO shares for a very short period of time. This may increase the turnover of a fund and may lead to increased expenses for a fund, such as commissions and transaction costs. In addition, IPO shares can experience an immediate drop in value if the demand for the securities does not continue to support the offering price.

Large company risk

Larger, more established companies may be unable to respond quickly to new competitive challenges such as changes in technology and consumer tastes. Many larger companies also may not be able to attain the high growth rate of successful smaller companies, especially during extended periods of economic expansion. For purposes of the fund's investment policies, the market capitalization of a company is based on its capitalization at the time the fund purchases the company's securities. Market capitalizations of companies change over time. The fund is not obligated to sell a company's security simply because, subsequent to its purchase, the company's market capitalization has changed to be outside the capitalization range, if any, in effect for the fund.

Liquidity risk

The extent (if at all) to which a security may be sold or a derivative position closed without negatively impacting its market value may be impaired by reduced market activity or participation, legal restrictions, or other economic and market impediments. Funds with principal investment strategies that involve investments in securities of companies with smaller market capitalizations, foreign securities, derivatives, or securities with substantial market and/or credit risk tend to have the greatest exposure to liquidity risk. Exposure to liquidity risk may be heightened for funds that invest in securities of emerging markets and related derivatives that are not widely traded, and that may be subject to purchase and sale restrictions.

The capacity of traditional dealers to engage in fixed-income trading has not kept pace with the bond market's growth. As a result, dealer inventories of corporate bonds, which indicate the ability to "make markets," i.e., buy or sell a security at the quoted bid and ask price, respectively, are at or near historic lows relative to market size. Because market makers provide stability to fixed-income markets, the significant reduction in dealer inventories could lead to decreased liquidity and increased volatility, which may become exacerbated during periods of economic or political stress.

Lower-rated and high-yield fixed-income securities risk

Lower-rated fixed-income securities are defined as securities rated below investment grade (such as Ba and below by Moody's Investors Service, Inc. and BB and below by Standard & Poor's Ratings Services) (also called junk bonds). The general risks of investing in these securities are as follows:

Risk to principal and income. Investing in lower-rated fixed-income securities is considered speculative. While these securities generally provide greater income potential than investments in higher-rated securities, there is

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a greater risk that principal and interest payments will not be made. Issuers of these securities may even go into default or become bankrupt.

Price volatility. The price of lower-rated fixed-income securities may be more volatile than securities in the higher-rated categories. This volatility may increase during periods of economic uncertainty or change. The price of these securities is affected more than higher-rated fixed-income securities by the market's perception of their credit quality, especially during times of adverse publicity. In the past, economic downturns or increases in interest rates have, at times, caused more defaults by issuers of these securities and may do so in the future. Economic downturns and increases in interest rates have an even greater effect on highly leveraged issuers of these securities.

Liquidity. The market for lower-rated fixed-income securities may have more limited trading than the market for investment-grade fixed-income securities. Therefore, it may be more difficult to sell these securities, and these securities may have to be sold at prices below their market value in order to meet redemption requests or to respond to changes in market conditions.

Dependence on manager's own credit analysis. While a manager may rely on ratings by established credit rating agencies, it will also supplement such ratings with its own independent review of the credit quality of the issuer. Therefore, the assessment of the credit risk of lower-rated fixed-income securities is more dependent on the manager's evaluation than the assessment of the credit risk of higher-rated securities.

Additional risks regarding lower-rated corporate fixed-income securities. Lower-rated corporate fixed-income securities (and comparable unrated securities) tend to be more sensitive to individual corporate developments and changes in economic conditions than higher-rated corporate fixed-income securities. Issuers of lower-rated corporate fixed-income securities may also be highly leveraged, increasing the risk that principal and income will not be repaid.

Additional risks regarding lower-rated foreign government fixed-income securities. Lower-rated foreign government fixed-income securities are subject to the risks of investing in foreign countries described under "Foreign securities risk." In addition, the ability and willingness of a foreign government to make payments on debt when due may be affected by the prevailing economic and political conditions within the country. Emerging-market countries may experience high inflation, interest rates, and unemployment, as well as exchange-rate fluctuations which adversely affect trade and political uncertainty or instability. These factors increase the risk that a foreign government will not make payments when due.

Mid-sized company risk

Market risk and liquidity risk may be pronounced for securities of companies with mid-sized market capitalizations. These companies may have limited product lines, markets or financial resources or they may depend on a few key employees. The securities of companies with mid-sized market capitalizations may trade less frequently and in lesser volume than more widely held securities, and their value may fluctuate more sharply than those securities. They may also trade in the over-the-counter market or on a regional exchange, or may otherwise have limited liquidity. Investments in less-seasoned companies with mid-sized market capitalizations may present greater opportunities for growth and capital appreciation, but also involve greater risks than customarily are associated with more established companies with larger market capitalizations. These risks apply to all funds that invest in the securities of companies with smaller- or mid-sized market capitalizations. For purposes of the fund's investment policies, the market capitalization of a company is based on its capitalization at the time the fund purchases the company's securities. Market capitalizations of companies change over time. The fund is not obligated to sell a company's security simply because, subsequent to its purchase, the company's market capitalization has changed to be outside the capitalization range, if any, in effect for the fund.

Preferred stock risk

The fund may invest in preferred stock. Preferred stock generally has a preference as to dividends and liquidation over an issuer's common stock but ranks junior to debt securities in an issuer's capital structure. Unlike interest payments on debt securities, preferred stock dividends are payable only if declared by the issuer's board of directors. Preferred stock also may be subject to optional or mandatory redemption provisions.

Sector risk

When a fund's investments are focused in one or a few sectors of the economy, they are not as diversified as the investments of most mutual funds and are far less diversified than the broad securities markets. This means that focused funds tend to be more volatile than other mutual funds, and the values of their investments tend to go up and down more rapidly. In addition, a fund which invests in particular sectors is particularly susceptible to the impact of market, economic, regulatory, and other factors affecting those sectors.  From time to time, a small number of companies may represent a large portion of a particular sector or sectors.

Small and mid-sized company risk

Market risk and liquidity risk may be pronounced for securities of companies with medium-sized market capitalizations and are particularly pronounced for securities of companies with smaller market capitalizations. These companies may have limited product lines, markets, or financial resources, or they may depend on a few key employees. The securities of companies with medium and smaller market capitalizations may trade less frequently and in lesser volume than more widely held securities, and their value may fluctuate more sharply than those securities. They may also trade in the OTC market or on a regional exchange, or may otherwise have limited liquidity. Investments in less-seasoned companies with medium and smaller market capitalizations may not only present greater opportunities for growth and capital appreciation, but also involve greater risks than are customarily associated with more established companies with larger market capitalizations. These risks apply to all funds that invest in the securities of companies with smaller- or medium-sized market capitalizations. For purposes of the fund's investment policies, the market capitalization of a company is based on its capitalization at the time the fund purchases the company's securities. Market capitalizations of companies change over time. The fund is not obligated to sell a company's security simply because, subsequent to its purchase, the company's market capitalization has changed to be outside the capitalization range, if any, in effect for the fund.

Warrants risk

Warrants are rights to purchase securities at specific prices and are valid for a specific period of time. Warrant prices do not necessarily move parallel to the prices of the underlying securities, and warrant holders receive no dividends and have no voting rights or rights with respect to the assets of an issuer. The price of a warrant may be more volatile than the price of its underlying security, and a warrant may offer greater potential for capital appreciation as well as capital loss. Warrants cease to have value if not exercised prior to the expiration date.

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Fund details

These factors can make warrants more speculative than other types of investments.

Who's who

The following are the names of the various entities involved with the fund's investment and business operations, along with brief descriptions of the role each entity performs.

Board of Trustees

The trustees oversee the fund's business activities and retain the services of the various firms that carry out the fund's operations.

Investment advisor

The investment advisor manages the funds' business and investment activities.

John Hancock Advisers, LLC
601 Congress Street
Boston, MA 02210-2805

Founded in 1968, the advisor is a wholly owned subsidiary of John Hancock Life Insurance Company (U.S.A.), which in turn is a subsidiary of Manulife Financial Corporation.

The advisor's parent company has been helping individuals and institutions work toward their financial goals since 1862. The advisor offers investment solutions managed by leading institutional money managers, taking a disciplined team approach to portfolio management and research, leveraging the expertise of seasoned investment professionals. As of March 31, 2017, the advisor had total assets under management of approximately $140.63 billion.

Subject to general oversight by the Board of Trustees, the advisor manages and supervises the investment operations and business affairs of the funds. The advisor selects, contracts with and compensates one or more subadvisors to manage all or a portion of the funds' portfolio assets, subject to oversight by the advisor. In this role, the advisor has supervisory responsibility for managing the investment and reinvestment of the funds' portfolio assets through proactive oversight and monitoring of the subadvisor and the funds, as described in further detail below. The advisor is responsible for developing overall investment strategies for the funds and overseeing and implementing the funds' continuous investment programs and provides a variety of advisory oversight and investment research services. The advisor also provides management and transition services associated with certain fund events (e.g., strategy, portfolio manager or subadvisor changes) and coordinates and oversees services provided under other agreements.

The advisor has ultimate responsibility to oversee a subadvisor and recommend to the Board of Trustees its hiring, termination, and replacement. In this capacity, the advisor, among other things: (i) monitors on a daily basis the compliance of the subadvisor with the investment objectives and related policies of the funds; (ii) monitors significant changes that may impact the subadvisor's overall business and regularly performs due diligence reviews of the subadvisor; (iii) reviews the performance of the subadvisor; and (iv) reports periodically on such performance to the Board of Trustees. The advisor employs a team of investment professionals who provide these ongoing research and monitoring services.

The funds rely on an order from the Securities and Exchange Commission (SEC) permitting the advisor, subject to approval by the Board of Trustees, to appoint a subadvisor or change the terms of a subadvisory agreement without obtaining shareholder approval. The funds, therefore, are able to change subadvisors or the fees paid to a subadvisor, from time to time, without the expense and delays associated with obtaining shareholder approval of the change. This order does not, however, permit the advisor to appoint a subadvisor that is an affiliate of the advisor or the funds (other than by reason of serving as a subadvisor to the funds), or to increase the subadvisory fee of an affiliated subadvisor, without the approval of the shareholders.

Management fee for Disciplined Value Fund

The fund pays the advisor a management fee for its services to the fund. The advisor in turn pays the fees of the subadvisor. The management fee is stated as an annual percentage of the aggregate net assets of the fund (together with the assets of any other applicable fund identified in the advisory agreement) determined in accordance with the following schedule, and that rate is applied to the average daily net assets of the fund.

Average daily net assets ($)	Annual rate (%)
First 500 million	0.750
Next 500 million	0.725
Next 500 million	0.700
Next 1 billion	0.675
Next 10 billion	0.650
Excess over 12.5 billion	0.625

Management fee for Disciplined Value Mid Cap Fund

The fund pays the advisor a management fee for its services to the fund. The advisor in turn pays the fees of the subadvisor. The management fee is stated as an annual percentage of the aggregate net assets of the fund (together with the assets of any other applicable fund identified in the advisory agreement) determined in accordance with the following schedule, and that rate is applied to the average daily net assets of the fund.

Average daily net assets ($)	Annual rate (%)
First 500 million	0.800
Next 500 million	0.775
Next 500 million	0.750
Next 1 billion	0.725
Excess over 2.5 billion	0.700

Management fee for Global Shareholder Yield Fund

The fund pays the advisor a management fee for its services to the fund. The advisor in turn pays the fees of the subadvisor. The management fee is stated as an annual percentage of the aggregate net assets of the fund (together with the assets of any other applicable fund identified in the advisory agreement) determined in accordance with the following schedule, and that rate is applied to the average daily net assets of the fund.

Average daily net assets	Annual rate
All assets	0.80%

Management fee for International Growth Fund

The fund pays the advisor a management fee for its services to the fund. The advisor in turn pays the fees of the subadvisor. The management fee is stated as an annual percentage of the aggregate net assets of the fund (together with the assets of any other applicable fund identified in the advisory

33

agreement) determined in accordance with the following schedule, and that rate is applied to the average daily net assets of the fund.

Average daily net assets ($)	Annual rate (%)
First 500 million	0.900
Next 500 million	0.850
Excess over 1 billion	0.800

Management fee for International Value Equity Fund

The fund pays the advisor a management fee for its services to the fund. The advisor in turn pays the fees of the subadvisor. The management fee is stated as an annual percentage of the aggregate net assets of the fund (together with the assets of any other applicable fund identified in the advisory agreement) determined in accordance with the following schedule, and that rate is applied to the average daily net assets of the fund.

Average daily net assets ($)	Annual rate (%)
First 100 million	0.900
Next 500 million	0.850
Next 400 million	0.800
Excess over 1 billion	0.750

The fee schedule above became effective July 1, 2017.

Management fee for Small Company Fund

The fund pays the advisor a management fee for its services to the fund. The advisor in turn pays the fees of the subadvisor. The management fee is stated as an annual percentage of the aggregate net assets of the fund (together with the assets of any other applicable fund identified in the advisory agreement) determined in accordance with the following schedule, and that rate is applied to the average daily net assets of the fund.

Average daily net assets ($)	Annual rate (%)
First 500 million	0.900
Next 500 million	0.850
Excess over 1 billion	0.800

Management fee for Strategic Growth Fund

The fund pays the advisor a management fee for its services to the fund. The advisor in turn pays the fees of the subadvisor. The management fee is stated as an annual percentage of the aggregate net assets of the fund (together with the assets of any other applicable fund identified in the advisory agreement) determined in accordance with the following schedule, and that rate is applied to the average daily net assets of the fund.

Average daily net assets ($)	Annual rate (%)
First 500 million	0.725
Next 500 million	0.700
Next 500 million	0.675
Excess over 1.5 billion	0.650

During their most recent fiscal year, the funds paid the advisor the following management fees equal to a percentage of average daily net assets (including any waivers and/or reimbursements):

Disciplined Value Fund: 0.65%
Disciplined Value Mid Cap Fund: 0.70%
Global Shareholder Yield Fund: 0.78%
International Growth Fund: 0.82%
International Value Equity Fund: 0.87%
Small Company Fund: 0.88%
Strategic Growth Fund: 0.68%

The basis for the Board of Trustees' approval of the advisory fees, and of the investment advisory agreement overall, including the subadvisory agreements, is discussed in each fund's most recent semi-annual shareholder report for the period ended August 31 or September 30, as applicable.

Additional information about fund expenses

Each fund's annual operating expenses will likely vary throughout the period and from year to year. Each fund's expenses for the current fiscal year may be higher than the expenses listed in the fund's "Annual fund operating expenses" table, for some of the following reasons: (i) a significant decrease in average net assets may result in a higher advisory fee rate if advisory fee breakpoints are not achieved; (ii) a significant decrease in average net assets may result in an increase in the expense ratio because certain fund expenses do not decrease as asset levels decrease; or (iii) fees may be incurred for extraordinary events such as fund tax expenses.

The advisor has contractually agreed to waive a portion of its management fee and/or reimburse expenses for certain funds of the John Hancock funds complex, including the funds (the participating portfolios). The waiver equals, on an annualized basis, 0.0100% of that portion of the aggregate net assets of all the participating portfolios that exceeds $75 billion but is less than or equal to $125 billion; 0.0125% of that portion of the aggregate net assets of all the participating portfolios that exceeds $125 billion but is less than or equal to $150 billion; 0.0150% of that portion of the aggregate net assets of all the participating portfolios that exceeds $150 billion but is less than or equal to $175 billion; 0.0175% of that portion of the aggregate net assets of all the participating portfolios that exceeds $175 billion but is less than or equal to $200 billion; 0.0200% of that portion of the aggregate net assets of all the participating portfolios that exceeds $200 billion but is less than or equal to $225 billion; and 0.0225% of that portion of the aggregate net assets of all the participating portfolios that exceeds $225 billion. The amount of the reimbursement is calculated daily and allocated among all the participating portfolios in proportion to the daily net assets of each fund. This arrangement may be amended or terminated at any time by the advisor upon notice to the funds and with the approval of the Board of Trustees.

The advisor voluntarily agrees to reduce its management fee for Disciplined Value Fund, Disciplined Value Mid Cap Fund, Small Company Fund and Strategic Growth Fund, or if necessary make payment to Disciplined Value Fund, Disciplined Value Mid Cap Fund, Small Company Fund and Strategic Growth Fund, as applicable, in an amount equal to the amount by which the expenses of each fund exceed 0.20% of the average net assets of the fund. The advisor also voluntarily agrees to reduce its management fee for International Growth Fund and International Value Equity Fund, or if necessary make payment to International Growth Fund and International Value Equity Fund, as applicable, in an amount equal to the amount by which the expenses of each fund exceed 0.25% of the average net assets of the fund. For purposes of these agreements, "expenses of each fund" means all the expenses of each fund, as applicable, excluding (a) taxes, (b) brokerage commissions, (c) interest expense, (d) litigation and indemnification expenses and other extraordinary expenses not incurred in the ordinary course of a fund's business, (e) advisory fees, (f) class-specific expenses, (g) borrowing costs, (h) prime brokerage fees, (i) acquired fund fees and expenses paid indirectly, and (j) short dividend expense.

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These agreements will continue in effect until terminated at any time by the advisor on notice to the relevant fund.

The advisor voluntarily agrees to reduce its management fee for Global Shareholder Yield Fund, or, if necessary, make payments to Class NAV shares of Global Shareholder Yield Fund, in an amount equal to the amount by which the expenses of Class NAV shares exceed 0.74% of average net assets of the class. For purposes of this agreement, "expenses of Class NAV shares" means all fund level and class specific operating expenses, excluding (a) taxes, (b) portfolio brokerage commissions, (c) interest expense, (d) litigation and indemnification expenses and other extraordinary expenses not incurred in the ordinary course of a fund's business, (e) acquired fund fees and expenses paid indirectly, and (f) short dividend expense. This agreement will remain in effect until terminated at any time by the advisor upon notice to the fund.

Subadvisors

The subadvisors handle the funds' portfolio management activities, subject to oversight by the advisor.

Disciplined Value Fund and Disciplined Value Mid Cap Fund

Boston Partners Global Investors, Inc.
One Beacon Street
30th Floor
Boston, MA 02108

Boston Partners Global Investors, Inc. (Boston Partners) is an indirect, wholly owned subsidiary of Orix Corporation of Japan. As of March 31, 2017, Boston Partners had approximately $90.6 billion assets under management.

The following are brief biographical profiles of the leaders of the funds' investment management teams, in alphabetical order. These managers are jointly and primarily responsible for the day-to-day management of each fund's portfolio. For more details about these individuals, including information about their compensation, other accounts they manage, and any investments they may have in the funds, see the SAI.

Disciplined Value Fund

Mark E. Donovan, CFA

■

Co-Portfolio Manager, Disciplined Value Fund

■

Managed the fund since 2008 and its predecessor since 1997

■

Joined Boston Partners in 1995

David J. Pyle, CFA

■

Co-Portfolio Manager, Disciplined Value Fund

■

Managed the fund since 2008 and its predecessor since 2005

■

Joined Boston Partners in 2000

Disciplined Value Mid Cap Fund

Joseph F. Feeney, Jr., CFA

■

Co-Portfolio Manager, Disciplined Value Mid Cap Fund

■

Managed the fund and its predecessor since 2010

■

Chief Executive Officer and Chief Investment Officer, Boston Partners

■

Joined Boston Partners in 1995

■

Began investment career in 1985

Steven L. Pollack, CFA

■

Co-Portfolio Manager, Disciplined Value Mid Cap Fund

■

Managed the fund and its predecessor since 2000

■

Senior Portfolio Manager, Boston Partners

■

Joined Boston Partners in 2000

■

Began investment career in 1984

Global Shareholder Yield Fund

Epoch Investment Partners, Inc.
399 Park Avenue, 31st Floor
 New York, NY 10022

Epoch serves as subadvisor to the fund. Epoch is a private company, founded in 2004, and is an indirect wholly owned subsidiary of The Toronto-Dominion Bank. As of March 31, 2017, Epoch managed on a worldwide basis more than $47.1 billion.

The following are brief biographical profiles of the leaders of the fund's investment management team, in alphabetical order. These managers are jointly and primarily responsible for the day-to-day management of the fund's portfolio. For more details about these individuals, including information about their compensation, other accounts they manage, and any investments they may have in the fund, see the SAI.

William W. Priest, CFA, CPA

■

Portfolio Manager

■

Managed the fund since 2008

■

Founder, Co-Chief Investment Officer, Chief Executive Officer, and Portfolio Manager since 2004

■

Began investment career in 1965

John Tobin, Ph.D., CFA

■

Portfolio Manager

■

Managed the fund since 2014

■

Managing Director, Portfolio Manager, and Senior Research Analyst at Epoch since 2012

■

Senior Research Analyst, HSBC Global Asset Management (2008–2012)

■

Began investment career in 1981

Kera Van Valen, CFA

■

Portfolio Manager

■

Managed the fund since 2014

■

Managing Director, Portfolio Manager, and Senior Research Analyst at Epoch since 2005

■

Began investment career in 2001

35

Michael A. Welhoelter, CFA

■

Portfolio Manager

■

Managed the fund since 2008

■

Managing Director, Portfolio Manager, and Head of Quantative Research and Risk Management

■

Joined Epoch in 2005

■

Began investment career in 1986

International Growth Fund

Wellington Management Company LLP
280 Congress Street
Boston, MA 02210

Wellington Management Company LLP (Wellington Management) is a professional investment counseling firm which provides investment services to investment companies, employee benefit plans, endowments, foundations, and other institutions. Wellington Management and its predecessor organizations have provided investment advisory services for over 80 years. Wellington Management is owned by the partners of Wellington Management Group LLP, a Massachusetts limited liability partnership.  As of March 31, 2017, Wellington Management and its investment advisory affiliates had investment management authority with respect to approximately $1 trillion in assets.

The following is a brief biographical profile of the fund's portfolio manager who is primarily responsible for the day-to-day management of the fund's portfolio. For more information about this individual, including information about his compensation, other accounts he manages, and any investments he may have in the fund, see the SAI.

John A. Boselli, CFA

■

Senior Managing Director and Equity Portfolio Manager

■

Managed the fund since 2014

■

Joined Wellington Management in 2002

International Value Equity Fund

John Hancock Asset Management a division of Manulife Asset Management (US) LLC
197 Clarendon Street
Boston, MA 02116

John Hancock Asset Management a division of Manulife Asset Management (US) LLC provides investment advisory services to individual and institutional investors. John Hancock Asset Management a division of Manulife Asset Management (US) LLC is a wholly owned subsidiary of John Hancock Life Insurance Company (U.S.A.) (a subsidiary of Manulife Financial Corporation) and, as of March 31, 2017, had total assets under management of approximately $192.2 billion.

The following are brief biographical profiles of the leaders of the fund's investment management team, in alphabetical order. These managers are jointly and primarily responsible for the day-to-day management of the fund's portfolio. For more details about these individuals, including information about their compensation, other accounts they manage, and any investments they may have in the fund, see the SAI.

Edward T. Maraccini, CFA

■

Portfolio Manager, International Value Equity Fund

■

Managed the fund and the predecessor fund since 2007

■

Senior Portfolio Manager and Chief Compliance Officer, Optique Capital Management, Inc. (2000–2010)

■

Joined John Hancock Asset Management a division of Manulife Asset Management (US) LLC in 2011

■

Began investment career in 1995

Margaret McKay, CFA

■

Portfolio Manager, International Value Equity Fund

■

Managed the fund and the predecessor fund since 2001

■

Senior Portfolio Manager, Optique Capital Management, Inc. (2000–2010)

■

Joined John Hancock Asset Management a division of Manulife Asset Management (US) LLC in 2011

■

Began investment career in 1992

Wendell L. Perkins, CFA

■

Portfolio Manager, International Value Equity Fund

■

Managed the fund and the predecessor fund since 1998

■

Managing Partner and Chief Investment Officer, Optique Capital Management, Inc. (1994–2010)

■

Joined John Hancock Asset Management a division of Manulife Asset Management (US) LLC in 2011

■

Began investment career in 1985

Small Company Fund

Mesirow Financial Investment Management, Inc. (Mesirow Financial)
353 N. Clark Street
Chicago, IL 60654

Mesirow Financial serves as the fund's subadvisor. Mesirow is a specialist investment, risk management and advisory firm based in Chicago, Illinois. Founded in 1937, it is an independent, employee-owned firm with approximately 650 employees and a global client base. As of March 31, 2017, Mesirow Financial had approximately $1.8 billion under management.

The fund is managed by a team of investment professionals led by Kathryn Vorisek, Chief Investment Officer, and Leo Harmon, Director of Research. As Chief Investment Officer, Vorisek is responsible for determining the overall strategic direction of the fund along with retaining the ultimate authority for specific investment decisions. They are supported in this role by a team of analysts who, along with Vorisek and Harmon, share responsibility for sector and company specific analysis.

Below are brief biographical profiles of the leaders of the fund's investment management team, in alphabetical order. These managers are jointly and primarily responsible for the day-to-day management of the fund's portfolio. For more about these individuals, including information about their compensation, other accounts they manage and any investments they may have in the fund, see the SAI.

36

Leo Harmon, CFA

■

Co-Portfolio Manager and Managing Director

■

Director of Research since 2014

■

Managed the fund and the predecessor fund since 2006

■

Joined Fiduciary Management Associates, LLC (FMA)* in 2003

■

Began investment career in 1993

Kathryn A. Vorisek

■

Co-Portfolio Manager and Senior Managing Director

■

Managed the fund and the predecessor fund since 1998

■

Chief Investment Officer since 2000

■

Joined FMA* in 1996

■

Began investment career in 1984

*Prior to March 31, 2016, FMA was the fund's subadvisor. Mesirow Financial acquired FMA effective April 1, 2016.

Strategic Growth Fund

John Hancock Asset Management a division of Manulife Asset Management (US) LLC
197 Clarendon Street
Boston, MA 02116

John Hancock Asset Management a division of Manulife Asset Management (US) LLC provides investment advisory services to individual and institutional investors. John Hancock Asset Management a division of Manulife Asset Management (US) LLC is a wholly owned subsidiary of John Hancock Life Insurance Company (U.S.A.) (a subsidiary of Manulife Financial Corporation) and, as of March 31, 2017, had total assets under management of approximately $192.2 billion.

The following are brief biographical profiles of the leaders of the fund's investment management team, in alphabetical order. These managers are jointly and primarily responsible for the day-to-day management of the fund's portfolio. For more details about these individuals, including information about their compensation, other accounts they manage, and any investments they may have in the fund, see the SAI.

David Chow, CFA

■

Managing Director and Portfolio Manager

■

Managed the fund since 2011

■

Joined John Hancock Asset Management a division of Manulife Asset Management (US) LLC in 2011

■

Began investment career in 1992

Curtis Ifill, CFA

■

Director and Senior Investment Analyst

■

Managed the fund since 2011

■

Joined John Hancock Asset Management a division of Manulife Asset Management (US) LLC in 2011

■

Began investment career in 1996

W. Shannon Reid, CFA

■

Senior Managing Director and Senior Portfolio Manager

■

Managed the fund since 2011

■

Joined John Hancock Asset Management a division of Manulife Asset Management (US) LLC in 2011

■

Began investment career in 1981

Jay Zelko

■

Managing Director and Portfolio Manager

■

Managed the fund since 2011

■

Joined John Hancock Asset Management a division of Manulife Asset Management (US) LLC in 2011

■

Began investment career in 1987

Custodian

Holds the fund's assets, settles all portfolio trades, and collects most of the valuation data required for calculating the fund's net asset value.

Except as stated below, each fund's custodian is State Street Bank and Trust Company.

State Street Bank and Trust Company
State Street Financial Center
One Lincoln Street
Boston, MA 02111

Citibank, N.A. is the custodian for each of Global Shareholder Yield Fund, International Growth Fund and International Value Equity Fund.

Citibank, N.A.
388 Greenwich Street
New York, NY 10013

Principal distributor

The principal distributor markets the fund and distributes shares through selling brokers, financial planners, and other financial representatives.

John Hancock Funds, LLC
601 Congress Street
Boston, MA 02210-2805

Additional information

Each fund has entered into contractual arrangements with various parties that provide services to the fund, which may include, among others, the advisor, subadvisor, custodian, principal distributor, and transfer agent, as described above and in the SAI. Fund shareholders are not parties to, or intended or "third-party" beneficiaries of, any of these contractual arrangements. These contractual arrangements are not intended to, nor do they, create in any individual shareholder or group of shareholders any right, either directly or on behalf of the fund, to either: (a) enforce such contracts against the service providers; or (b) seek any remedy under such contracts against the service providers.

This prospectus provides information concerning the funds that you should consider in determining whether to purchase shares of the funds. Each of this prospectus, the SAI, or any contract that is an exhibit to the funds' registration statement, is not intended to, nor does it, give rise to an agreement or contract between the funds and any investor. Each such document also does not give rise to any contract or create rights in any individual shareholder, group of shareholders, or other person. The foregoing disclosure should not be read to suggest any waiver of any rights conferred by federal or state securities laws.

37

Financial highlights

The financial highlights table below for each fund is intended to help investors understand the financial performance of the fund for the past five years (or since inception in the case of a fund in operation for less than five years). Certain information reflects financial results for a single share of a fund. The total returns presented in the table represent the rate that an investor would have earned (or lost) on an investment in a particular fund (assuming reinvestment of all dividends and distributions).

Because Class NAV shares of Disciplined Value Mid Cap Fund, and Small Company Fund had not commenced operations as of the last reporting period, these tables detail the financial performance of Class A shares of Disciplined Value Mid Cap Fund, and Small Company Fund, including total return information showing how much an investment in each fund has increased or decreased each period (assuming reinvestment of all dividends and distributions). Because Class NAV shares have different expenses than Class A shares, financial highlights for Class NAV shares would have differed.

The financial statements of each fund as of February 28, 2017 or March 31, 2017, as applicable, have been audited by PricewaterhouseCoopers LLP, independent registered public accounting firm. The report of PricewaterhouseCoopers LLP, along with the applicable fund's financial statements for the fiscal year ended February 28, 2017 or March 31, 2017, as applicable, has been incorporated by reference into the SAI and is available upon request.

Disciplined Value Fund Class NAV Shares
Per share operating performance	Period ended	3-31-17	3-31-16	3-31-15	3-31-14	3-31-13
Net asset value, beginning of period		$17.16	$18.94	$18.47	$15.57	$14.00
Net investment income[1]		0.24	0.23	0.27	0.19	0.20
Net realized and unrealized gain (loss) on investments		3.01	(1.15)	1.16	3.75	2.05
Total from investment operations		3.25	(0.92)	1.43	3.94	2.25
Less distributions
From net investment income		(0.26)	(0.27)	(0.17)	(0.16)	(0.18)
From net realized gain		—	(0.59)	(0.79)	(0.88)	(0.50)
Total distributions		(0.26)	(0.86)	(0.96)	(1.04)	(0.68)
Net asset value, end of period		$20.15	$17.16	$18.94	$18.47	$15.57
Total return (%)[2]		18.95	(4.95)	7.98	25.73	16.66
Ratios and supplemental data
Net assets, end of period (in millions)		$1,245	$750	$844	$543	$524
Ratios (as a percentage of average net assets):
Expenses before reductions		0.70	0.70	0.69	0.71	0.74
Expenses including reductions		0.69	0.69	0.69	0.71	0.74
Net investment income		1.27	1.25	1.45	1.09	1.40
Portfolio turnover (%)		65	61	44	45	44

1	Based on average daily shares outstanding.
2	Total returns would have been lower had certain expenses not been reduced during the applicable periods.

38

Disciplined Value Mid Cap Fund Class A Shares
Per share operating performance	Period ended	3-31-17	3-31-16	3-31-15	3-31-14	3-31-13
Net asset value, beginning of period		$18.49	$20.19	$18.23	$14.51	$12.41
Net investment income[1]		0.10	0.13	0.05	0.05	0.05
Net realized and unrealized gain (loss) on investments		3.57	(0.63)	2.42	4.03	2.09
Total from investment operations		3.67	(0.50)	2.47	4.08	2.14
Less distributions
From net investment income		(0.14)	(0.07)	(0.06)	(0.04)	(0.04)
From net realized gain		(0.41)	(1.13)	(0.45)	(0.32)	—
Total distributions		(0.55)	(1.20)	(0.51)	(0.36)	(0.04)
Net asset value, end of period		$21.61	$18.49	$20.19	$18.23	$14.51
Total return (%)[2,3]		19.96	(2.59)	13.78	28.30	17.31
Ratios and supplemental data
Net assets, end of period (in millions)		$2,088	$1,971	$2,148	$3,086	$1,169
Ratios (as a percentage of average net assets):
Expenses before reductions		1.12	1.13	1.13	1.18	1.27
Expenses including reductions		1.12	1.12	1.13	1.17	1.27
Net investment income		0.48	0.70	0.28	0.32	0.38
Portfolio turnover (%)		50	47	35	39	55

1	Based on average daily shares outstanding.
2	Total returns would have been lower had certain expenses not been reduced during the applicable periods.
3	Does not reflect the effect of sales charges, if any.

Global Shareholder Yield Fund Class NAV Shares
Per share operating performance	Period ended	2-28-17	2-29-16	2-28-15	2-28-14	2-28-13
Net asset value, beginning of period		$9.92	$11.82	$11.78	$10.49	$9.84
Net investment income[1]		0.32	0.37	0.41	0.49 [2]	0.35
Net realized and unrealized gain (loss) on investments		0.91	(1.42)	0.55	1.59	0.62
Total from investment operations		1.23	(1.05)	0.96	2.08	0.97
Less distributions
From net investment income		(0.34)	(0.37)	(0.49)	(0.36)	(0.32)
From net realized gain		-	(0.48)	(0.43)	(0.43)	-
Total distributions		(0.34)	(0.85)	(0.92)	(0.79)	(0.32)
Net asset value, end of period		$10.81	$9.92	$11.82	$11.78	$10.49
Total return (%)[3]		12.76	(9.03)	8.57	20.47	10.17
Ratios and supplemental data
Net assets, end of period (in millions)		$535	$554	$696	$653	$944
Ratios (as a percentage of average net assets):
Expenses before reductions		0.86	0.86	0.88	0.88	0.90
Expenses including reductions		0.85	0.85	0.87	0.87	0.89
Net investment income		3.03	3.45	3.42	4.35 [2]	3.56
Portfolio turnover (%)		25	33	23	40	21

1	Based on average daily shares outstanding.
2	Net Investment income per share and the percentage of average net assets reflects special dividends received by the fund, which amounted to $0.08 and 0.72%, respectively.
3	Total returns would have been lower had certain expenses not been reduced during the applicable periods.

39

International Growth Fund Class NAV Shares
Per share operating performance	Period ended	2-28-17	2-29-16 [1]
Net asset value, beginning of period		$19.93	$22.66
Net investment income		0.19	0.11
Net realized and unrealized gain (loss) on investments		1.81	(2.72)
Total from investment operations		2.00	(2.61)
Less distributions
From net investment income		(0.22)	(0.12)
Total distributions		(0.22)	(0.12)
Net asset value, end of period		$21.71	$19.93
Total return (%)[2]		10.10	(11.57)[3]
Ratios and supplemental data
Net assets, end of period (in millions)		$864	$86
Ratios (as a percentage of average net assets):
Expenses before reductions		0.91	0.94 [4]
Expenses including reductions		0.90	0.93 [4]
Net investment income		0.91	0.69 [4]
Portfolio turnover (%)[5]		94	82

1	The inception date for Class NAV shares is 6-2-15.
2	Total returns would have been lower had certain expenses not been reduced during the applicable periods.
3	Not annualized.
4	Annualized.
5	The portfolio turnover is shown for the period from 3-1-15 to 2-29-16.

International Value Equity Fund Class NAV Shares
Per share operating performance	Period ended	3-31-17	3-31-16	3-31-15	3-31-14	3-31-13
Net asset value, beginning of period		$7.20	$8.29	$9.34	$8.66	$8.22
Net investment income[1]		0.16	0.16	0.18	0.21 [2]	0.15
Net realized and unrealized gain (loss) on investments		0.80	(0.90)	(0.42)	0.99	0.55
Total from investment operations		0.96	(0.74)	(0.24)	1.20	0.70
Less distributions
From net investment income		(0.15)	(0.14)	(0.24)	(0.14)	(0.12)
From net realized gain		—	(0.21)	(0.57)	(0.38)	(0.14)
Total distributions		(0.15)	(0.35)	(0.81)	(0.52)	(0.26)
Net asset value, end of period		$8.01	$7.20	$8.29	$9.34	$8.66
Total return (%)[3]		13.64	(9.09)	(2.03)	14.23	8.69
Ratios and supplemental data
Net assets, end of period (in millions)		$605	$476	$417	$433	$307
Ratios (as a percentage of average net assets):
Expenses before reductions		0.98	0.99	1.04	1.03	1.08
Expenses including reductions		0.97	0.98	1.03	1.03	1.08
Net investment income		2.12	2.00	2.05	2.37 [2]	1.78
Portfolio turnover (%)		27	18	25	38	27

1	Based on average daily shares outstanding.
2	Net investment income (loss) per share and ratio of net investment income (loss) to average net assets reflect a special dividend received by the fund which amounted to $0.04 and 0.41%, respectively.
3	Total returns would have been lower had certain expenses not been reduced during the applicable periods.

40

Small Company Fund Class A Shares
Per share operating performance	Period ended	3-31-17	3-31-16	3-31-15	3-31-14	3-31-13
Net asset value, beginning of period		$24.13	$27.75	$28.67	$24.10	$20.86
Net investment loss[1]		(0.04)	(0.04)	(0.05)	(0.13)	(0.07)
Net realized and unrealized gain (loss) on investments		4.51	(1.77)	1.87	5.23	3.31
Total from investment operations		4.47	(1.81)	1.82	5.10	3.24
Less distributions
From net realized gain		—	(1.81)	(2.74)	(0.53)	—
Net asset value, end of period		$28.60	$24.13	$27.75	$28.67	$24.10
Total return (%)[2,3]		18.52	(6.69)	7.28	21.26	15.53
Ratios and supplemental data
Net assets, end of period (in millions)		$243	$214	$180	$162	$120
Ratios (as a percentage of average net assets):
Expenses before reductions		1.45	1.46	1.43	1.47	1.54
Expenses including reductions		1.43	1.43	1.43	1.47	1.50
Net investment loss		(0.14)	(0.14)	(0.17)	(0.47)	(0.36)
Portfolio turnover (%)		123	108	79	85	97

1	Based on average daily shares outstanding.
2	Does not reflect the effect of sales charges, if any.
3	Total returns would have been lower had certain expenses not been reduced during the applicable periods.

Strategic Growth Fund Class NAV Shares
Per share operating performance	Period ended	3-31-17	3-31-16	3-31-15	3-31-14	3-31-13
Net asset value, beginning of period		$15.42	$16.55	$15.58	$12.67	$12.16
Net investment income[1]		0.10	0.10	0.12	0.04	0.08
Net realized and unrealized gain (loss) on investments		2.14	(0.25)	2.17	3.47	0.50
Total from investment operations		2.24	(0.15)	2.29	3.51	0.58
Less distributions
From net investment income		(0.10)	(0.13)	(0.09)	(0.06)	(0.04)
From net realized gain		(0.56)	(0.85)	(1.23)	(0.54)	(0.03)
Total distributions		(0.66)	(0.98)	(1.32)	(0.60)	(0.07)
Net asset value, end of period		$17.00	$15.42	$16.55	$15.58	$12.67
Total return (%)[2]		14.81	(1.09)	15.43	27.88	4.80
Ratios and supplemental data
Net assets, end of period (in millions)		$1,592	$1,666	$2,078	$1,452	$1,013
Ratios (as a percentage of average net assets):
Expenses before reductions		0.73	0.74	0.72	0.74	0.78
Expenses including reductions		0.73	0.74	0.72	0.73	0.78
Net investment income		0.61	0.64	0.72	0.26	0.71
Portfolio turnover (%)		94	90	109	91	100

1	Based on average daily shares outstanding.
2	Total returns would have been lower had certain expenses not been reduced during the applicable periods.

41

Your account

Who can buy shares

Unless stated otherwise, references in this section to "the fund" apply to each fund described in this prospectus.

Class NAV shares are sold to certain affiliated funds, each of which is a fund of funds that invests in various other funds. Class NAV shares may also be sold to retirement plans for employees of John Hancock-and/or Manulife Financial Corporation-affiliated companies only, including John Hancock qualified plans and nonqualified deferred compensation plans and separate investment accounts of John Hancock and its insurance affiliates, and to the issuers of interests in the John Hancock Freedom 529 Plan, including the Education Trust of Alaska.

Class cost structure

■

No sales charges

■

No distribution and service (Rule 12b-1) fees

Other share classes of the fund, which have their own expense structures, may be offered in separate prospectuses. Your broker-dealer or agent may charge you a fee to effect transactions in fund shares.

Additional payments to financial intermediaries

Class NAV shares do not carry sales commissions or pay Rule 12b-1 fees. However, certain financial intermediaries may request, and the distributor may agree to make, payments out of the distributor's own resources. These additional payments are sometimes referred to as revenue sharing. These payments assist in the distributor's efforts to promote the sale of the fund's shares. The distributor agrees with the firm on the methods for calculating any additional compensation, which may include the level of sales or assets attributable to the firm. Not all firms receive additional compensation and the amount of compensation varies. These payments could be significant to a firm. The distributor determines which firms to support and the extent of the payments it is willing to make. The distributor generally chooses to compensate firms that have a strong capability to distribute shares of the fund and that are willing to cooperate with the distributor's promotional efforts.

The distributor hopes to benefit from revenue sharing by increasing the fund's net assets, which, as well as benefiting the fund, would result in additional management and other fees for the advisor and its affiliates. In consideration for revenue sharing, a firm may feature the fund in its sales system or give preferential access to members of its sales force or management. In addition, the firm may agree to participate in the distributor's marketing efforts by allowing the distributor or its affiliates to participate in conferences, seminars, or other programs attended by the intermediary's sales force. Although an intermediary may seek revenue-sharing payments to offset costs incurred by the firm in servicing its clients who have invested in the fund, the intermediary may earn a profit on these payments. Revenue-sharing payments may provide your firm with an incentive to favor the fund.

The SAI discusses the distributor's revenue-sharing arrangements in more detail. Your intermediary may charge you additional fees other than those disclosed in this prospectus. You can ask your firm about any payments it receives from the distributor or the fund, as well as about fees and/or commissions it charges.

The distributor, advisor, and their affiliates may have other relationships with your firm relating to the provisions of services to the fund, such as providing omnibus account services, transaction-processing services, or effecting portfolio transactions for the fund. If your intermediary provides these services, the advisor or the fund may compensate the intermediary for these services. In addition, your intermediary may have other compensated relationships with the advisor or its affiliates that are not related to the fund.

Opening an account

1

Read this prospectus carefully.

2

Determine if you are eligible by referring to "Who can buy shares."

3

Permitted entities generally may open an account and purchase Class NAV shares by contacting any broker-dealer or other financial service firm authorized to sell Class NAV shares of the fund. There is no minimum initial investment for Class NAV shares.

Transaction policies

Valuation of shares

The net asset value (NAV) for each class of shares of the fund is normally determined once daily as of the close of regular trading on the New York Stock Exchange (NYSE) (typically 4:00 P.M., Eastern time, on each business day that the NYSE is open). In case of emergency or other disruption resulting in the NYSE not opening for trading or the NYSE closing at a time other than the regularly scheduled close, the NAV may be determined as of the regularly scheduled close of the NYSE pursuant to the fund's Valuation Policies and Procedures. The time at which shares and transactions are priced and until which orders are accepted may vary to the extent permitted by the Securities and Exchange Commission and applicable regulations. On holidays or other days when the NYSE is closed, the NAV is not calculated and the fund does not transact purchase or redemption requests. Trading of securities that are primarily listed on foreign exchanges may take place on weekends and U.S. business holidays on which the fund's NAV is not calculated. Consequently, the fund's portfolio securities may trade and the NAV of the fund's shares may be significantly affected on days when a shareholder will not be able to purchase or redeem shares of the fund.

Each class of shares of the fund has its own NAV, which is computed by dividing the total assets, minus liabilities, allocated to each share class by the number of fund shares outstanding for that class. The current NAV of the fund is available on our website at jhinvestments.com.

Valuation of securities

Portfolio securities are valued by various methods that are generally described below. Portfolio securities also may be fair valued by the fund's Pricing Committee in certain instances pursuant to procedures established by the Trustees. Equity securities are generally valued at the last sale price or, for certain markets, the official closing price as of the close of the relevant exchange. Securities not traded on a particular day are valued using last available bid prices. A security that is listed or traded on more than one exchange is typically valued at the price on the exchange where the security was acquired or most likely will be sold. In certain instances, the Pricing Committee may determine to value equity securities using prices obtained from another exchange or market if trading on the exchange or market on which prices are typically obtained did not open for trading as scheduled, or if trading closed earlier than scheduled, and trading occurred as normal on another exchange or market. Debt obligations are valued based on evaluated prices provided by an independent pricing vendor. The value of securities denominated

42

in foreign currencies is converted into U.S. dollars at the exchange rate supplied by an independent pricing vendor. Exchange-traded options are valued at the mean of the most recent bid and ask prices. Futures contracts are typically valued at settlement prices. If settlement prices are not available, futures contracts may be valued using last traded prices. Shares of other open-end investment companies that are not exchange-traded funds (underlying funds) are valued based on the NAVs of such underlying funds.

Pricing vendors may use matrix pricing or valuation models that utilize certain inputs and assumptions to derive values, including transaction data, credit quality information, general market conditions, news, and other factors and assumptions. Special valuation considerations may apply with respect to a fund's "odd-lot" positions, as the fund may receive different prices when it sells such positions than it would receive for sales of institutional round lot positions. Pricing vendors generally value securities assuming orderly transactions of institutional round lot sizes, but a fund may hold or transact in such securities in smaller, odd lot sizes.

The Pricing Committee engages in oversight activities with respect to the funds' pricing vendors, which includes, among other things, monitoring significant or unusual price fluctuations above predetermined tolerance levels from the prior day, back-testing of pricing vendor prices against actual trades, conducting periodic due diligence meetings and reviews, and periodically reviewing the inputs, assumptions and methodologies used by these vendors.

If market quotations, official closing prices, or information furnished by a pricing vendor are not readily available or are otherwise deemed unreliable or not representative of the fair value of such security because of market- or issuer-specific events, a security will be valued at its fair value as determined in good faith by the Trustees. The Trustees are assisted in their responsibility to fair value securities by the fund's Pricing Committee, and the actual calculation of a security's fair value may be made by the Pricing Committee acting pursuant to the procedures established by the Trustees. In certain instances, therefore, the Pricing Committee may determine that a reported valuation does not reflect fair value, based on additional information available or other factors, and may accordingly determine in good faith the fair value of the assets, which may differ from the reported valuation.

Fair value pricing of securities is intended to help ensure that a fund's NAV reflects the fair market value of the fund's portfolio securities as of the close of regular trading on the NYSE (as opposed to a value that no longer reflects market value as of such close), thus limiting the opportunity for aggressive traders or market timers to purchase shares of the fund at deflated prices reflecting stale security valuations and promptly sell such shares at a gain, thereby diluting the interests of long-term shareholders. However, a security's valuation may differ depending on the method used for determining value, and no assurance can be given that fair value pricing of securities will successfully eliminate all potential opportunities for such trading gains.

The use of fair value pricing has the effect of valuing a security based upon the price the fund might reasonably expect to receive if it sold that security in an orderly transaction between market participants, but does not guarantee that the security can be sold at the fair value price. Further, because of the inherent uncertainty and subjective nature of fair valuation, a fair valuation price may differ significantly from the value that would have been used had a readily available market price for the investment existed and these differences could be material.

Regarding the fund's investment in an underlying fund that is not an ETF, which (as noted above) is valued at such underlying fund's NAV, the prospectus for such underlying fund explains the circumstances and effects of fair value pricing for that underlying fund.

Buy and sell prices

When you buy shares, you pay the NAV. When you sell shares, you receive the NAV.

Execution of requests

The fund is open on those days when the NYSE is open, typically Monday through Friday. Buy and sell requests are executed at the next NAV to be calculated after Signature Services receives your request in good order. At times of peak activity, it may be difficult to place requests by telephone, if available for your share class. During these times, consider using EASI-Line, accessing jhinvestments.com, or sending your request in writing.

The fund typically expects to mail or wire redemption proceeds between 1 and 3 days following the receipt of the shareholder's redemption request. In unusual circumstances, the fund may temporarily suspend the processing of sell requests or may postpone payment of proceeds for up to three business days or longer, as allowed by federal securities laws.

Under normal market conditions, the fund typically expects to meet redemption requests through holdings of cash or cash equivalents or through sales of portfolio securities, and may access other available liquidity facilities. In unusual or stressed market conditions, in addition to the methods used in normal market conditions, the fund may meet redemption requests through the use of its line of credit, interfund lending facility, redemptions in kind, or such other liquidity means or facilities as the fund may have in place from time to time.

Excessive trading

The fund is intended for long-term investment purposes only and does not knowingly accept shareholders who engage in market timing or other types of excessive short-term trading. Short-term trading into and out of the fund can disrupt portfolio investment strategies and may increase fund expenses for all shareholders, including long-term shareholders who do not generate these costs.

Right to reject or restrict purchase and exchange orders

Purchases and exchanges should be made primarily for investment purposes. The fund reserves the right to restrict, reject, or cancel (with respect to cancellations within one day of the order), for any reason and without any prior notice, any purchase or exchange order, including transactions representing excessive trading and transactions accepted by any shareholder's financial intermediary. For example, the fund may, in its discretion, restrict, reject, or cancel a purchase or exchange order even if the transaction is not subject to a specific limitation on exchange activity, as described below, if the fund or its agent determines that accepting the order could interfere with the efficient management of the fund's portfolio, or otherwise not be in the fund's best interest in light of unusual trading activity related to your account. In the event that the fund rejects or cancels an exchange request, neither the redemption nor the purchase side of the exchange will be processed. If you would like the redemption request to be processed even if the purchase order is rejected, you should submit separate redemption and purchase orders rather than placing an exchange order. The fund reserves the right to delay for up to one business day, consistent with applicable law, the processing of exchange requests in the

43

event that, in the fund's judgment, such delay would be in the fund's best interest, in which case both the redemption and purchase side of the exchange will receive the fund's NAV at the conclusion of the delay period. The fund, through its agents in their sole discretion, may impose these remedial actions at the account holder level or the underlying shareholder level.

Exchange limitation policies

The Board of Trustees has adopted the following policies and procedures by which the fund, subject to the limitations described below, takes steps reasonably designed to curtail excessive trading practices.

Limitation on exchange activity

The fund or its agent may reject or cancel a purchase order, suspend or terminate the exchange privilege, or terminate the ability of an investor to invest in John Hancock funds if the fund or its agent determines that a proposed transaction involves market timing or disruptive trading that it believes is likely to be detrimental to the fund. The fund or its agent cannot ensure that it will be able to identify all cases of market timing or disruptive trading, although it attempts to have adequate procedures in place to do so. The fund or its agent may also reject or cancel any purchase order (including an exchange) from an investor or group of investors for any other reason. Decisions to reject or cancel purchase orders (including exchanges) in the fund are inherently subjective and will be made in a manner believed to be in the best interest of the fund's shareholders. The fund does not have any arrangement to permit market timing or disruptive trading.

Exchanges made on the same day in the same account are aggregated for purposes of counting the number and dollar amount of exchanges made by the account holder. The exchange limits referenced above will not be imposed or may be modified under certain circumstances. For example, these exchange limits may be modified for accounts held by certain retirement plans to conform to plan exchange limits, ERISA considerations, or U.S. Department of Labor regulations. Certain automated or preestablished exchange, asset allocation, and dollar-cost-averaging programs are not subject to these exchange limits. These programs are excluded from the exchange limitation since the fund believes that they are advantageous to shareholders and do not offer an effective means for market timing or excessive trading strategies. These investment tools involve regular and predetermined purchase or redemption requests made well in advance of any knowledge of events affecting the market on the date of the purchase or redemption.

These exchange limits are subject to the fund's ability to monitor exchange activity, as discussed under "Limitation on the ability to detect and curtail excessive trading practices" below. Depending upon the composition of the fund's shareholder accounts, and in light of the limitations on the ability of the fund to detect and curtail excessive trading practices, a significant percentage of the fund's shareholders may not be subject to the exchange limitation policy described above. In applying the exchange limitation policy, the fund considers information available to it at the time and reserves the right to consider trading activity in a single account or multiple accounts under common ownership, control, or influence.

Limitation on the ability to detect and curtail excessive trading practices

Shareholders seeking to engage in excessive trading practices sometimes deploy a variety of strategies to avoid detection and, despite the efforts of the fund to prevent excessive trading, there is no guarantee that the fund or its agent will be able to identify such shareholders or curtail their trading practices. The ability of the fund and its agent to detect and curtail excessive trading practices may also be limited by operational systems and technological limitations. Because the fund will not always be able to detect frequent trading activity, investors should not assume that the fund will be able to detect or prevent all frequent trading or other practices that disadvantage the fund. For example, the ability of the fund to monitor trades that are placed by omnibus or other nominee accounts is severely limited in those instances in which the financial intermediary, including a financial advisor, broker, retirement plan administrator, or fee-based program sponsor, maintains the records of the fund's underlying beneficial owners. Omnibus or other nominee account arrangements are common forms of holding shares of the fund, particularly among certain financial intermediaries, such as financial advisors, brokers, retirement plan administrators, or fee-based program sponsors. These arrangements often permit the financial intermediary to aggregate its clients' transactions and ownership positions and do not identify the particular underlying shareholder(s) to the fund. However, the fund will work with financial intermediaries as necessary to discourage shareholders from engaging in abusive trading practices and to impose restrictions on excessive trades. In this regard, the fund has entered into information-sharing agreements with financial intermediaries pursuant to which these intermediaries are required to provide to the fund, at the fund's request, certain information relating to their customers investing in the fund through omnibus or other nominee accounts. The fund will use this information to attempt to identify excessive trading practices. Financial intermediaries are contractually required to follow any instructions from the fund to restrict or prohibit future purchases from shareholders that are found to have engaged in excessive trading in violation of the fund's policies. The fund cannot guarantee the accuracy of the information provided to it from financial intermediaries and so cannot ensure that it will be able to detect abusive trading practices that occur through omnibus or other nominee accounts. As a consequence, the fund's ability to monitor and discourage excessive trading practices in these types of accounts may be limited.

Excessive trading risk

To the extent that the fund or its agent is unable to curtail excessive trading practices in the fund, these practices may interfere with the efficient management of the fund's portfolio and may result in the fund engaging in certain activities to a greater extent than it otherwise would, such as maintaining higher cash balances, using its line of credit, and engaging in increased portfolio transactions. Increased portfolio transactions and use of the line of credit would correspondingly increase the fund's operating costs and decrease the fund's investment performance. Maintenance of higher levels of cash balances would likewise result in lower fund investment performance during periods of rising markets.

While excessive trading can potentially occur in the fund, certain types of funds are more likely than others to be targets of excessive trading. For example:

■

A fund that invests a significant portion of its assets in small- or mid-capitalization stocks or securities in particular industries that may trade infrequently or are fair valued as discussed under "Valuation of securities" entails a greater risk of excessive trading, as investors may seek to trade fund shares in an effort to benefit from their understanding of the value of those types of securities (referred to as price arbitrage).

■

A fund that invests a material portion of its assets in securities of foreign issuers may be a potential target for excessive trading if investors seek to

44

engage in price arbitrage based upon general trends in the securities markets that occur subsequent to the close of the primary market for such securities.

■

A fund that invests a significant portion of its assets in below-investment-grade (junk) bonds that may trade infrequently or are fair valued as discussed under "Valuation of securities" incurs a greater risk of excessive trading, as investors may seek to trade fund shares in an effort to benefit from their understanding of the value of those types of securities (referred to as price arbitrage).

Any frequent trading strategies may interfere with efficient management of a fund's portfolio and raise costs. A fund that invests in the types of securities discussed above may be exposed to this risk to a greater degree than a fund that invests in highly liquid securities. These risks would be less significant, for example, in a fund that primarily invests in U.S. government securities, money market instruments, investment-grade corporate issuers, or large-capitalization U.S. equity securities. Any successful price arbitrage may cause dilution in the value of the fund shares held by other shareholders.

Dividends and account policies

Account statements

In general, you will receive account statements from your plan's recordkeeper. Every year you should also receive, if applicable, a Form 1099 tax information statement mailed by February 15 by your plan's recordkeeper.

Dividends

Each fund typically declares and pays income dividends, if any, at least annually, except for Global Shareholder Yield Fund, which typically declares and pays dividends quarterly. Capital gain distributions, if any, are paid annually.

Dividend reinvestments

Most investors have their dividends reinvested in additional shares of the same class of the same fund. If you choose this option, or if you do not indicate any choice, your dividends will be reinvested. Alternatively, you may choose to have your dividends and capital gains sent directly to your bank account or a check may be mailed if your combined dividend and capital gains amount is $10 or more. However, if the check is not deliverable or the combined dividend and capital gains amount is less than $10, your proceeds will be reinvested. If five or more of your dividend or capital gains checks remain uncashed after 180 days, all subsequent dividends and capital gains will be reinvested.

Taxability of dividends

For investors who are not exempt from federal income taxes, dividends you receive from a fund, whether reinvested or taken as cash, are generally considered taxable. Dividends from a fund's short-term capital gains are taxable as ordinary income. Dividends from a fund's long-term capital gains are taxable at a lower rate. Whether gains are short-term or long-term depends on a fund's holding period. Some dividends paid in January may be taxable as if they had been paid the previous December.

The Form 1099 that is mailed to you every February, if applicable, details your dividends and their federal tax category, although you should verify your tax liability with your tax professional.

Returns of capital

If a fund's distributions exceed its taxable income and capital gains realized during a taxable year, all or a portion of the distributions made in the same taxable year may be recharacterized as a return of capital to shareholders. A return of capital distribution will generally not be taxable, but will reduce each shareholder's cost basis in the fund and result in a higher reported capital gain or lower reported capital loss when those shares on which the distribution was received are sold.

Taxability of transactions

Any time you sell or exchange shares, it is considered a taxable event for you if you are not exempt from federal income taxes. Depending on the purchase price and the sale price of the shares you sell or exchange, you may have a gain or a loss on the transaction. You are responsible for any tax liabilities generated by your transactions.

Additional investor services

Disclosure of fund holdings

The following information for each fund is posted on the website, jhinvestments.com, generally on the fifth business day after month end: top ten holdings; top ten sector analysis; total return/yield; top ten countries; average quality/maturity; beta/alpha; and top ten portfolio composition. All of the holdings of each fund will be posted to the website no earlier than 15 days after each calendar month end, and will remain posted on the website for six months. All of the holdings of each fund are also disclosed quarterly to the SEC on Form N-Q as of the end of the first and third quarters of the fund's fiscal year and on Form N-CSR as of the second and fourth quarters of the fund's fiscal year. A description of each fund's policies and procedures with respect to the disclosure of its portfolio securities is available in the SAI.

45

For more information

Two documents are available that offer further information on the fund:

Annual/semiannual reports to shareholders

Additional information about a fund's investments is available in the fund's annual and semi-annual reports to shareholders. In a fund's annual report, you will find a discussion of the market conditions and investment strategies that significantly affected the fund's performance during its last fiscal year.

Statement of Additional Information (SAI)

The SAI contains more detailed information on all aspects of the fund and includes a summary of the fund's policy regarding disclosure of its portfolio holdings, as well as legal and regulatory matters. A current SAI has been filed with the SEC and is incorporated by reference into (and is legally a part of) this prospectus.

To obtain a free copy of these documents or request other information

There are several ways you can get a current annual/semiannual report, prospectus, or SAI from John Hancock, request other information, or make inquiries:

Online: jhinvestments.com

By mail:
John Hancock Funds
601 Congress Street
Boston, MA 02210-2805

By phone: 800-344-1029

You can also view or obtain copies of these documents through the SEC:

Online: sec.gov

By email (duplicating fee required): publicinfo@sec.gov

By mail (duplicating fee required):
Public Reference Section
Securities and Exchange Commission
Washington, DC 20549-1520

In person: at the SEC's Public Reference Room in Washington, DC

For access to the Reference Room, call 202-551-8090.

© 2017 JOHN HANCOCK FUNDS, LLC JHGMNPN 7/1/17 (as revised 2/6/18) SEC file number: 811-21777

John Hancock Equity and International Funds

Prospectus 7/1/17 (as revised 2/6/18)

Class 1
John Hancock Disciplined Value Fund	—
John Hancock International Growth Fund	—

As with all mutual funds, the Securities and Exchange Commission has not approved or disapproved these securities or passed upon the adequacy of this prospectus. Any representation to the contrary is a criminal offense.

Fund summary	Fund details	Your account
The summary section is a concise look at the investment objective, fees and expenses, principal investment strategies, principal risks, past performance, and investment management.	More about topics covered in the summary section, including descriptions of the investment strategies and various risk factors that investors should understand before investing.	How to place an order to buy, sell, or exchange shares, as well as information about the business policies and any distributions that may be paid.

1	John Hancock Disciplined Value Fund	8	Principal investment strategies	18	Who can buy shares
4	John Hancock International Growth Fund	9	Principal risks of investing	18	Class cost structure
		13	Who's who	19	Transaction policies
		16	Financial highlights	21	Dividends and account policies
				22	Additional investor services
					For more information See back cover

Fund summary

John Hancock Disciplined Value Fund

Investment objective

The fund seeks to provide long-term growth of capital primarily through investment in equity securities. Current income is a secondary objective.

Fees and expenses

This table describes the fees and expenses you may pay if you buy and hold shares of the fund.

Shareholder fees (%) (fees paid directly from your investment)	1
Maximum front-end sales charge (load)	None
Maximum deferred sales charge (load)	None

Annual fund operating expenses (%) (expenses that you pay each year as a percentage of the value of your investment)	1
Management fee	0.66
Distribution and service (Rule 12b-1) fees	0.05
Other expenses[1]	0.04
Total annual fund operating expenses	0.75

1 "Other expenses" have been estimated for the first year of operations of the fund's Class 1 shares.

Expense example

This example is intended to help you compare the cost of investing in the fund with the cost of investing in other mutual funds. Please see below a hypothetical example showing the expenses of a $10,000 investment for the time periods indicated and then assuming you sell all of your shares at the end of those periods. The example assumes a 5% average annual return and that fund expenses will not change over the periods. Although your actual costs may be higher or lower, based on these assumptions, your costs would be:

Expenses ($)	1
1 year	77
3 years	240
5 years	417
10 years	930

Portfolio turnover

The fund pays transaction costs, such as commissions, when it buys and sells securities (or "turns over" its portfolio). A higher portfolio turnover rate may indicate higher transaction costs and may result in higher taxes when fund shares are held in a taxable account. These costs, which are not reflected in annual fund operating expenses or in the example, affect the fund's performance. During its most recent fiscal year, the fund's portfolio turnover rate was 65% of the average value of its portfolio.

Principal investment strategies

The fund pursues its objective by investing, under normal circumstances, at least 80% of its net assets in a diversified portfolio consisting primarily of equity securities, such as common stocks, of issuers with a market capitalization of $1 billion or greater and identified by the manager as having value characteristics.

In seeking this investment objective, the manager examines various factors to determine the value characteristics of such issuers, including price-to-book ratios and price-to-earnings ratios. These value characteristics are examined in the context of the issuer's operating and financial fundamentals, such as return on equity, earnings growth, and cash flow. The manager selects securities for the fund based on a continuous study of trends in industries and companies , earnings power, growth and other investment criteria. The fund may focus its investments in a particular sector or sectors of the economy.

The fund may also invest up to 20% of its total assets in foreign currency-denominated securities.

The fund may invest up to 15% of its net assets in illiquid securities, including securities that are illiquid by virtue of the absence of a readily available market or legal or contractual restrictions on resale.

The fund may participate as a purchaser in initial public offerings of securities (IPOs). An IPO is a company's first offering of stock to the public. The fund may trade securities actively.

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Principal risks

An investment in the fund is not a bank deposit and is not insured or guaranteed by the Federal Deposit Insurance Corporation or any other government agency. Many factors affect performance, and fund shares will fluctuate in price, meaning you could lose money. The fund's investment strategy may not produce the intended results.

During periods of heightened market volatility or reduced liquidity, governments, their agencies, or other regulatory bodies, both within the United States and abroad, may take steps to intervene. These actions, which could include legislative, regulatory, or economic initiatives, might have unforeseeable consequences and could adversely affect the fund's performance or otherwise constrain the fund's ability to achieve its investment objective.

The fund's main risks are listed below in alphabetical order. Before investing, be sure to read the additional descriptions of these risks beginning on page 9 of the prospectus.

Cybersecurity risk. Cybersecurity breaches may allow an unauthorized party to gain access to fund assets, customer data, or proprietary information, or cause a fund or its service providers to suffer data corruption or lose operational functionality. Similar incidents affecting issuers of a fund's securities may negatively impact performance.

Economic and market events risk. Events in the U.S. and global financial markets, including actions taken by the U.S. Federal Reserve or foreign central banks to stimulate or stabilize economic growth, may at times result in unusually high market volatility, which could negatively impact performance. Reduced liquidity in credit and fixed-income markets could adversely affect issuers worldwide. Banks and financial services companies could suffer losses if interest rates rise or economic conditions deteriorate.

Equity securities risk. The price of equity securities may decline due to changes in a company's financial condition or overall market conditions. Securities the manager believes are undervalued may never realize their full potential, and in certain markets value stocks may underperform the market as a whole.

Foreign securities risk. Less information may be publicly available regarding foreign issuers. Foreign securities may be subject to foreign taxes and may be more volatile than U.S. securities. Currency fluctuations and political and economic developments may adversely impact the value of foreign securities.

Initial public offerings risk. IPO share prices are frequently volatile and may significantly impact fund performance.

Large company risk. Larger companies may grow more slowly than smaller companies or be slower to respond to business developments. Large-capitalization securities may underperform the market as a whole.

Liquidity risk. The extent (if at all) to which a security may be sold or a derivative position closed without negatively impacting its market value may be impaired by reduced market activity or participation, legal restrictions, or other economic and market impediments.

Sector risk. When a fund focuses its investments in certain sectors of the economy, its performance may be driven largely by sector performance and could fluctuate more widely than if the fund were invested more evenly across sectors.

Small and mid-sized company risk. Small and mid-sized companies are generally less established and may be more volatile than larger companies. Small and/or mid-capitalization securities may underperform the market as a whole.

Value investment risk. Value stocks may underperform the market as a whole, which may cause value-oriented funds to underperform equity funds with other investment strategies. Securities the manager believes are undervalued may never perform as expected.

Past performance

The following information illustrates the variability of the fund's returns and provides some indication of the risks of investing in the fund by showing changes in the fund's performance from year to year compared with a broad-based market index. Past performance (before and after taxes) does not indicate future results. The S&P 500 Index shows how the fund's performance compares against the returns of similar investments. All figures assume dividend reinvestment. Performance information is updated daily, monthly, and quarterly and may be obtained at our website, jhinvestments.com, or by calling 800-344-1029 between 8:00 A.M. and 7:00 P.M., Eastern time, on most business days.

A note on performance

Class A shares of the fund commenced operations on December 22, 2008. Because Class 1 shares of the fund had not commenced operations as of the date of this prospectus, the returns shown are those of Robeco Boston Partners Large Cap Value Fund's (predecessor fund) Investor shares (prior to December 22, 2008), first offered on January 16, 1997, and the fund's Class A shares (from December 22, 2008), except that they do not include the fund's Class A sales charges and would be lower if they did.1 Returns for Class 1 shares would have been substantially similar to returns of Class A shares because both share classes are invested in the same portfolio of securities and returns would differ only to the extent that expenses of the classes are different.

Please note that after-tax returns reflect the highest individual federal marginal income-tax rate in effect as of the date provided and do not reflect any state or local taxes. Your actual after-tax returns may be different. After-tax returns are not relevant to shares held in an IRA, 401(k), or other tax-advantaged investment plan.

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Calendar year total returns (%)—Class 1

Year-to-date total return. The fund's total return for the three months ended March 31, 2017, was 3.81%.
Best quarter: Q2 '09, 18.05%
Worst quarter: Q4 '08, –20.55%

Average annual total returns (%)—as of 12/31/16	1 year	5 year	10 year
Class 1 (before tax)	13.64	14.06	6.68
after tax on distributions	13.39	13.09	5.91
after tax on distributions, with sale	7.93	11.21	5.28
Russell 1000 Value Index (reflects no deduction for fees, expenses, or taxes)	17.34	14.80	5.72
S&P 500 Index (reflects no deduction for fees, expenses, or taxes)	11.96	14.66	6.95

1 Previously, the returns shown were those of the predecessor fund's Investor shares (prior to December 22, 2008) and the fund's Class A shares (from December 22, 2008) that in each case were recalculated to apply the estimated gross fees and expenses of Class 1 shares.

Investment management

Investment advisor John Hancock Advisers, LLC
Subadvisor Boston Partners Global Investors, Inc.

Portfolio management

Mark E. Donovan, CFA Co-Portfolio Manager Managed the fund since 2008 and its predecessor since 1997	David J. Pyle, CFA Co-Portfolio Manager Managed the fund since 2008 and its predecessor since 2005

Purchase and sale of fund shares

There are no minimum initial or subsequent investment requirements for Class 1 shares of the fund. Shares may be redeemed on any business day by contacting your retirement plan administrator or recordkeeper. Class 1 shares are sold only to certain exempt separate accounts of John Hancock Life Insurance Company (U.S.A.) and John Hancock Life Insurance Company of New York that fund exempt group annuity contracts issued by those insurance companies to qualified retirement plans.

Taxes

The fund's distributions are taxable, and will be taxed as ordinary income and/or capital gains, unless you are investing through a tax-deferred arrangement, such as a 401(k) plan or individual retirement account. Withdrawals from such tax-deferred arrangements may be subject to tax at a later date.

Payments to broker-dealers and other financial intermediaries

If you purchase the fund through a broker-dealer or other financial intermediary (such as a bank, registered investment advisor, financial planner, or retirement plan administrator), the fund and its related companies may pay the broker-dealer or other intermediary for the sale of fund shares and related services. These payments may create a conflict of interest by influencing the broker-dealer or other intermediary and your salesperson to recommend the fund over another investment. Ask your salesperson or visit your financial intermediary's website for more information.

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John Hancock International Growth Fund

Investment objective

To seek high total return primarily through capital appreciation.

Fees and expenses

This table describes the fees and expenses you may pay if you buy and hold shares of the fund.

Shareholder fees (%) (fees paid directly from your investment)	1
Maximum front-end sales charge (load)	None
Maximum deferred sales charge (load)	None

Annual fund operating expenses (%) (expenses that you pay each year as a percentage of the value of your investment)	1
Management fee	0.83
Distribution and service (Rule 12b-1) fees	0.05
Other expenses[1]	0.08
Total annual fund operating expenses	0.96

1 "Other expenses" have been restated from fiscal year amounts to reflect current fees and expenses.

Expense example

This example is intended to help you compare the cost of investing in the fund with the cost of investing in other mutual funds. Please see below a hypothetical example showing the expenses of a $10,000 investment for the time periods indicated and then assuming you sell all of your shares at the end of those periods. The example assumes a 5% average annual return and that fund expenses will not change over the periods. Although your actual costs may be higher or lower, based on these assumptions, your costs would be:

Expenses ($)	1
1 year	98
3 years	306
5 years	531
10 years	1,178

Portfolio turnover

The fund pays transaction costs, such as commissions, when it buys and sells securities (or "turns over" its portfolio). A higher portfolio turnover rate may indicate higher transaction costs and may result in higher taxes when fund shares are held in a taxable account. These costs, which are not reflected in annual fund operating expenses or in the example, affect the fund's performance. During its most recent fiscal year, the fund's portfolio turnover rate was 94% of the average value of its portfolio.

Principal investment strategies

The manager seeks to achieve the fund's investment objective by investing in equity investments that the manager believes will provide higher returns than the MSCI All Country World ex-US Growth Index.

Under normal market conditions, the fund invests at least 80% of its total assets in equity investments.

The fund primarily invests in a diversified portfolio of equity securities of foreign companies in a number of developed and emerging markets outside of the U.S. The fund defines foreign companies as companies: (i) that are organized under the laws of a foreign country; (ii) whose principal trading market is in a foreign country; or (iii) that have a majority of their assets, or that derive a majority of their revenue or profits, from businesses, investments or sales outside of the United States. Although the fund may invest in companies of any market-capitalization, the fund typically invests in companies with a market capitalization over $3 billion. The fund may focus its investments in a particular sector or sectors of the economy.

The manager's investment process generally begins with the broad universe of securities included in international equity indices. To focus its research, the manager reduces the broad investable universe to a sub-universe by eliminating all companies with expected future free cash flow margins, returns on capital employed and revenue growth below a certain minimum threshold, along with stocks trading at an exaggerated valuation. "Free cash flow" is defined as the cash that is available to a company after paying out the money needed to maintain or expand its operations. For all companies remaining in the sub-universe, the manager ranks securities on a relative basis across the following metrics: (i) quality; (ii) growth; (iii) valuation; (iv) capital returns; and (v) earnings revisions.

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The manager monitors and ranks securities based on their relative attractiveness across this universe. For stocks that compare well in this screening process, further detailed analysis is conducted. Purchase candidates are securities that are attractive on a majority of the metrics noted above, and have a positive catalyst such as accelerating earnings or revenue growth. The fund may trade securities actively.

Principal risks

An investment in the fund is not a bank deposit and is not insured or guaranteed by the Federal Deposit Insurance Corporation or any other government agency. Many factors affect performance, and fund shares will fluctuate in price, meaning you could lose money. The fund's investment strategy may not produce the intended results.

During periods of heightened market volatility or reduced liquidity, governments, their agencies, or other regulatory bodies, both within the United States and abroad, may take steps to intervene. These actions, which could include legislative, regulatory, or economic initiatives, might have unforeseeable consequences and could adversely affect the fund's performance or otherwise constrain the fund's ability to achieve its investment objective.

The fund's main risks are listed below in alphabetical order. Before investing, be sure to read the additional descriptions of these risks beginning on page 9 of the prospectus.

Credit and counterparty risk. The counterparty to an over-the-counter derivatives contract or a borrower of fund securities may not make timely payments or otherwise honor its obligations.

Cybersecurity risk. Cybersecurity breaches may allow an unauthorized party to gain access to fund assets, customer data, or proprietary information, or cause a fund or its service providers to suffer data corruption or lose operational functionality. Similar incidents affecting issuers of a fund's securities may negatively impact performance.

Economic and market events risk. Events in the U.S. and global financial markets, including actions taken by the U.S. Federal Reserve or foreign central banks to stimulate or stabilize economic growth, may at times result in unusually high market volatility, which could negatively impact performance. Reduced liquidity in credit and fixed-income markets could adversely affect issuers worldwide. Banks and financial services companies could suffer losses if interest rates rise or economic conditions deteriorate.

Equity securities risk. The price of equity securities may decline due to changes in a company's financial condition or overall market conditions. Growth company securities may fluctuate more in price than other securities because of the greater emphasis on earnings expectations. Securities the manager believes are undervalued may never realize their full potential value, and in certain markets value stocks may underperform the market as a whole.

Foreign securities risk. Less information may be publicly available regarding foreign issuers. Foreign securities may be subject to foreign taxes and may be more volatile than U.S. securities. Currency fluctuations and political and economic developments may adversely impact the value of foreign securities. The risks of investing in foreign securities are magnified in emerging markets.

Hedging, derivatives, and other strategic transactions risk. Hedging, derivatives, and other strategic transactions may increase a fund's volatility and could produce disproportionate losses, potentially more than the fund's principal investment. Risks of these transactions are different from and possibly greater than risks of investing directly in securities and other traditional instruments. Under certain market conditions, derivatives could become harder to value or sell and may become subject to liquidity risk (i.e., the inability to enter into closing transactions). Derivatives and other strategic transactions that the fund intends to utilize include: foreign currency forward contracts, futures contracts, options, and swaps. Foreign currency forward contracts, futures contracts, options and swaps generally are subject to counterparty risk. In addition, swaps may be subject to interest-rate and settlement risk, and the risk of default of the underlying reference obligation. Derivatives associated with foreign currency transactions are subject to currency risk.

High portfolio turnover risk. Trading securities actively and frequently can increase transaction costs (thus lowering performance) and taxable distributions.

Large company risk. Larger companies may grow more slowly than smaller companies or be slower to respond to business developments. Large-capitalization securities may underperform the market as a whole.

Liquidity risk. The extent (if at all) to which a security may be sold or a derivative position closed without negatively impacting its market value may be impaired by reduced market activity or participation, legal restrictions, or other economic and market impediments.

Sector risk. When a fund focuses its investments in certain sectors of the economy, its performance may be driven largely by sector performance and could fluctuate more widely than if the fund were invested more evenly across sectors.

Small and mid-sized company risk. Small and mid-sized companies are generally less established and may be more volatile than larger companies. Small and/or mid-capitalization securities may underperform the market as a whole.

Past performance

The following information illustrates the variability of the fund's returns and provides some indication of the risks of investing in the fund by showing changes in the fund's performance from year to year compared with a broad-based market index. Past performance (before and after taxes) does not indicate future results. The MSCI EAFE Index shows how the fund's performance compares against the returns of similar investments. All figures assume dividend reinvestment.

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Performance information is updated daily, monthly, and quarterly and may be obtained at our website, jhinvestments.com, or by calling 800-344-1029 between 8:00 A.M. and 7:00 P.M., Eastern time, on most business days.

A note on performance

Prior to the close of business on July 15, 2014, the fund was managed by a different subadvisor pursuant to a different investment strategy, and thus, the performance presented prior to this date should not be attributed to the current subadvisor. As a result of the difference in investment strategy and subadvisor, the fund's performance shown below might have differed materially.

Please note that after-tax returns reflect the highest individual federal marginal income-tax rate in effect as of the date provided and do not reflect any state or local taxes. Your actual after-tax returns may be different. After-tax returns are not relevant to shares held in an IRA, 401(k), or other tax-advantaged investment plan.

Calendar year total returns (%)—Class 1

Year-to-date total return. The fund's total return for the three months ended March 31, 2017, was 10.91%.
Best quarter: Q3 '10, 17.79%
Worst quarter: Q3 '08, –19.27%

Average annual total returns (%)—as of 12/31/16	1 year	5 year	10 year
Class 1 (before tax)	–4.74	8.88	3.21
after tax on distributions	–5.16	6.98	1.83
after tax on distributions, with sale	–2.69	6.60	2.12
MSCI AC World ex–USA Growth Index (gross of foreign withholding taxes on dividends)(reflects no deduction for fees, expenses, or taxes)	0.50	5.71	1.86
MSCI EAFE Index (gross of foreign withholding taxes on dividends) (reflects no deduction for fees, expenses, or taxes)	1.51	7.02	1.22

Investment management

Investment advisor John Hancock Advisers, LLC
Subadvisor Wellington Management Company LLP

Portfolio management

John A. Boselli, CFA Senior Managing Director and Equity Portfolio Manager Managed the fund since 2014

Purchase and sale of fund shares

There are no minimum initial or subsequent investment requirements for Class 1 shares of the fund. Shares may be redeemed on any business day by contacting your retirement plan administrator or recordkeeper. Class 1 shares are sold only to certain exempt separate accounts of John Hancock Life Insurance Company (U.S.A.) and John Hancock Life Insurance Company of New York that fund exempt group annuity contracts issued by those insurance companies to qualified retirement plans.

Taxes

The fund's distributions are taxable, and will be taxed as ordinary income and/or capital gains, unless you are investing through a tax-deferred arrangement, such as a 401(k) plan or individual retirement account. Withdrawals from such tax-deferred arrangements may be subject to tax at a later date.

Payments to broker-dealers and other financial intermediaries

If you purchase the fund through a broker-dealer or other financial intermediary (such as a bank, registered investment advisor, financial planner, or retirement plan administrator), the fund and its related companies may pay the broker-dealer or other intermediary for the sale of fund shares and related services. These payments

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may create a conflict of interest by influencing the broker-dealer or other intermediary and your salesperson to recommend the fund over another investment. Ask your salesperson or visit your financial intermediary's website for more information.

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Fund details

Principal investment strategies

Disciplined Value Fund

The fund's investment objective is to seek to provide long-term growth of capital. The Board of Trustees can change the fund's investment objective and strategies without shareholder approval.

The fund pursues its objective by investing, under normal circumstances, at least 80% of its net assets in a diversified portfolio consisting primarily of equity securities, such as common stocks, of issuers with a market capitalization of $1 billion or greater and identified by the manager as having value characteristics.

In seeking this investment objective, the manager examines various factors in determining the value characteristics of such issuers, including price-to-book ratios and price-to-earnings ratios. These value characteristics are examined in the context of the issuer's operating and financial fundamentals, such as return on equity, earnings growth, and cash flow. The manager selects securities for the fund based on a continuous study of trends in industries and companies, earnings power, and growth and other investment criteria.

The fund may also invest up to 20% of its total assets in foreign currency-denominated securities.

The fund may invest up to 15% of its net assets in illiquid securities, including securities that are illiquid by virtue of the absence of a readily available market or legal or contractual restrictions on resale.

The fund may participate as a purchaser in initial public offerings of securities (IPOs). An IPO is a company's first offering of stock to the public. The fund may focus its investments in a particular sector or sectors of the economy.

The fund's investment process may, at times, result in a higher-than-average portfolio turnover ratio and increased trading expenses.

The fund may invest in cash or money market instruments for the purpose of meeting redemption requests or making other anticipated cash payments.

International Growth Fund

The fund's investment objective is to seek high total return primarily through capital appreciation. The Board of Trustees can change the fund's investment objective and strategies without shareholder approval. The fund will provide 60 days' written notice to shareholders prior to a change in its 80% investment strategy.

The manager seeks to achieve the fund's investment objective by investing in equity investments that the manager believes will provide higher returns than the MSCI All Country World ex-US Growth Index.

Under normal market conditions, the fund invests at least 80% of its total assets in equity investments.

The fund primarily invests in a diversified portfolio of equity securities of foreign companies in a number of developed and emerging markets outside of the U.S. The fund defines foreign companies as companies: (i) that are organized under the laws of a foreign country; (ii) whose principal trading market is in a foreign country; or (iii) that have a majority of their assets, or that derive a majority of their revenue or profits, from businesses, investments or sales outside of the United States. Although the fund is not market-cap constrained and may invest in companies of any market-capitalization, the fund typically invests in companies with a market capitalization over $3 billion. The fund may focus its investments in a particular sector or sectors of the economy.

The manager's investment process begins with the broad universe of securities included in international equity indices, along with other ideas that come from a combination of company meetings, investment conferences, field trips, and industry analysis.

To focus its research, the manager reduces the broad investable universe to a sub-universe by eliminating all companies with expected future free-cash-flow margins, returns on capital employed (ROCE) and revenue growth below a certain minimum threshold, along with stocks trading at an exaggerated valuation. Free cash flow is defined as the cash that is available to a company after paying out the money needed to maintain or expand its operations. For all companies remaining in the sub-universe, the manager ranks securities on a relative basis across the following metrics:

(a) Quality: Companies with high and improving free-cash-flow margins and the ability to generate attractive returns on capital employed;
(b) Growth: Companies that generate high organic revenue growth (revenue growth not obtained through acquisitions) above global GDP growth;
(c) Valuation: Companies trading below fair value, based on a discounted free cash flow model utilizing proprietary research and analysis;
(d) Capital Returns: Companies with high dividend payouts and share repurchase programs, based on deployment of free cash flow; and
(e) Revisions: Companies with improving earnings expectations over the next 12-18 months that are not yet fully acknowledged and reflected in broker estimates.

The manager monitors and ranks securities based on their relative attractiveness across this universe. For stocks that compare well in this screening process, further detailed analysis is conducted. Regular meetings and calls with company management are another input into the portfolio decision making process.

Purchase candidates are securities that are attractive on a majority of the metrics (Quality, Growth, Valuation, Capital Returns, and Revisions), and have a positive catalyst such as accelerating earnings or revenue growth. The manager sells securities when growth or quality metrics deteriorate, valuation upside declines, allocation to dividends or share repurchase changes, or earning revisions worsen. Securities may also be sold if overall attractiveness relative to other stocks in the universe deteriorates.

Due to its investment strategy, the fund may buy and sell securities frequently. This may result in high transaction costs and additional capital gains tax liabilities than a fund with a buy and hold strategy.

The fund may invest in cash or money market instruments for the purpose of meeting redemption requests or making other anticipated cash payments.

Securities lending

Each fund may lend its securities so long as such loans do not represent more than 33⅓% of the fund's total assets. The borrower will provide collateral to the lending portfolio so that the value of the loaned security will be fully collateralized. The collateral may consist of cash, cash equivalents, or securities issued or guaranteed by the U.S. government or its agencies or instrumentalities. The borrower must also agree to increase the collateral if the value of the loaned securities increases. As with other extensions of credit, there are risks of delay in recovery or even loss of rights in the collateral should the borrower of the securities fail financially.

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Temporary defensive investing

A fund may invest up to 100% of its assets in cash, money market instruments, or other investment-grade short-term securities for the purpose of protecting the fund in the event the subadvisor determines that market, economic, political, or other conditions warrant a defensive posture.

To the extent that a fund is in a defensive position, its ability to achieve its investment objective will be limited.

Principal risks of investing

Unless otherwise noted, in this section, references to a single fund apply equally to all of the funds.

An investment in the fund is not a bank deposit and is not insured or guaranteed by the Federal Deposit Insurance Corporation or any other government agency. The fund's shares will go up and down in price, meaning that you could lose money by investing in the fund. Many factors influence a mutual fund's performance. The fund's investment strategy may not produce the intended results.

Instability in the financial markets has led many governments, including the U.S. government, to take a number of unprecedented actions designed to support certain financial institutions and segments of the financial markets that have experienced extreme volatility and, in some cases, a lack of liquidity. Federal, state, and other governments, and their regulatory agencies or self-regulatory organizations, may take actions that affect the regulation of the instruments in which the fund invests, or the issuers of such instruments, in ways that are unforeseeable. Legislation or regulation may also change the way in which the fund itself is regulated. Such legislation or regulation could limit or preclude the fund's ability to achieve its investment objective. In addition, political events within the United States and abroad, including the U.S. government's ongoing difficulty agreeing on a long-term budget and deficit reduction plan and uncertainty surrounding sovereign debt of European Union members, could negatively impact financial markets and the fund's performance.

Governments or their agencies may also acquire distressed assets from financial institutions and acquire ownership interests in those institutions. The implications of government ownership and disposition of these assets are unclear, and such a program may have positive or negative effects on the liquidity, valuation, and performance of the fund's portfolio holdings. Furthermore, volatile financial markets can expose the fund to greater market and liquidity risk and potential difficulty in valuing portfolio instruments held by the fund.

The principal risks of investing in each fund are summarized in its fund summary above. Below are descriptions of the main factors that may play a role in shaping the fund's overall risk profile. The descriptions appear in alphabetical order, not in order of importance. For further details about fund risks, including additional risk factors that are not discussed in this prospectus because they are not considered primary factors, see the fund's Statement of Additional Information (SAI).

Convertible securities risk

Convertible securities generally offer lower interest or dividend yields than nonconvertible fixed-income securities of similar credit quality because of the potential for capital appreciation. The market values of convertible securities tend to decline as interest rates increase and, conversely, to increase as interest rates decline. However, a convertible security's market value also tends to reflect the market price of common stock of the issuing company, particularly when that stock price is greater than the convertible security's conversion price. The conversion price is defined as the predetermined price or exchange ratio at which the convertible security can be converted or exchanged for the underlying common stock. As the market price of the underlying common stock declines below the conversion price, the price of the convertible security tends to be increasingly influenced by the yield of the convertible security. Thus, it may not decline in price to the same extent as the underlying common stock. In the event of a liquidation of the issuing company, convertible securities generally entail less risk than the company's common stock.

Credit and counterparty risk

This is the risk that the counterparty to an over-the-counter (OTC) derivatives contract (see "Hedging, derivatives and other strategic transactions risk") or a borrower of a fund's securities will be unable or unwilling to make timely principal, interest or settlement payments or to otherwise honor its obligations.

The fund is exposed to credit risk to the extent it makes use of OTC derivatives (such as forward foreign currency contracts and/or swap contracts) and engages to a significant extent in the lending of fund securities or the use of repurchase agreements. OTC derivatives transactions can be closed out with the other party to the transaction. If the counterparty defaults, a fund will have contractual remedies, but there is no assurance that the counterparty will be able to meet its contractual obligations or that, in the event of default, a fund will succeed in enforcing them. A fund, therefore, assumes the risk that it may be unable to obtain payments owed to it under OTC derivatives contracts or that those payments may be delayed or made only after the fund has incurred the costs of litigation. While the manager intends to monitor the creditworthiness of contract counterparties, there can be no assurance that the counterparty will be in a position to meet its obligations, especially during unusually adverse market conditions.

Cybersecurity risk

Intentional cybersecurity breaches include unauthorized access to systems, networks, or devices (such as through "hacking" activity); infection from computer viruses or other malicious software code; and attacks that shut down, disable, slow, or otherwise disrupt operations, business processes, or website access or functionality. In addition, unintentional incidents can occur, such as the inadvertent release of confidential information (possibly resulting in the violation of applicable privacy laws).

A cybersecurity breach could result in the loss or theft of customer data or funds, the inability to access electronic systems ("denial of services"), loss or theft of proprietary information or corporate data, physical damage to a computer or network system, or costs associated with system repairs. Such incidents could cause a fund, the advisor, a manager, or other service providers to incur regulatory penalties, reputational damage, additional compliance costs, or financial loss. In addition, such incidents could affect issuers in which a fund invests, and thereby cause the fund's investments to lose value.

Economic and market events risk

Events in certain sectors historically have resulted, and may in the future result, in an unusually high degree of volatility in the financial markets, both domestic and foreign. These events have included, but are not limited to: bankruptcies, corporate restructurings, and other events related to the sub-prime mortgage crisis in 2008; governmental efforts to limit short selling and high frequency trading; measures to address U.S. federal and state budget deficits; social,

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political, and economic instability in Europe; economic stimulus by the Japanese central bank; steep declines in oil prices; dramatic changes in currency exchange rates; and China's economic slowdown. Interconnected global economies and financial markets increase the possibility that conditions in one country or region might adversely impact issuers in a different country or region. Both domestic and foreign equity markets have experienced increased volatility and turmoil, with issuers that have exposure to the real estate, mortgage, and credit markets particularly affected. Banks and financial services companies could suffer losses if interest rates continue to rise or economic conditions deteriorate.

In addition, relatively high market volatility and reduced liquidity in credit and fixed-income markets may adversely affect many issuers worldwide. Actions taken by the U.S. Federal Reserve (Fed) or foreign central banks to stimulate or stabilize economic growth, such as interventions in currency markets, could cause high volatility in the equity and fixed-income markets. Reduced liquidity may result in less money being available to purchase raw materials, goods, and services from emerging markets, which may, in turn, bring down the prices of these economic staples. It may also result in emerging-market issuers having more difficulty obtaining financing, which may, in turn, cause a decline in their securities prices.

In addition, while interest rates have been unusually low in recent years in the United States and abroad, the Fed's decision to raise the target fed funds rate in 2017, following a similar move the previous year, and the possibility that the Fed may continue with such rate increases, among other factors, could cause markets to experience continuing high volatility. A significant increase in interest rates may cause a decline in the market for equity securities. Also, regulators have expressed concern that rate increases may contribute to price volatility. These events and the possible resulting market volatility may have an adverse effect on the fund.

Political turmoil within the United States and abroad may also impact the fund. Although the U.S. government has honored its credit obligations, it remains possible that the United States could default on its obligations. While it is impossible to predict the consequences of such an unprecedented event, it is likely that a default by the United States would be highly disruptive to the U.S. and global securities markets and could significantly impair the value of the fund's investments. Similarly, political events within the United States at times have resulted, and may in the future result, in a shutdown of government services, which could negatively affect the U.S. economy, decrease the value of many fund investments, and increase uncertainty in or impair the operation of the U.S. or other securities markets. The U.S. is also considering significant new investments in infrastructure and national defense which, coupled with the prospect of lower federal taxes, could lead to increased government borrowing and higher interest rates. While these proposed policies are going through the political process, the equity and debt markets may react strongly to expectations, which could increase volatility, especially if the market's expectations for changes in government policies are not borne out.

Uncertainties surrounding the sovereign debt of a number of European Union (EU) countries and the viability of the EU have disrupted and may in the future disrupt markets in the United States and around the world. If one or more countries leave the EU or the EU dissolves, the world's securities markets likely will be significantly disrupted. In June 2016, the United Kingdom approved a referendum to leave the EU, commonly referred to as "Brexit." There is significant market uncertainty regarding Brexit's ramifications, and the range and potential implications of possible political, regulatory, economic, and market outcomes are difficult to predict. Political and military events, including North Korea, Syria, and other areas of the Middle East, and nationalist unrest in Europe, also may cause market disruptions.

In addition, there is a risk that the prices of goods and services in the United States and many foreign economies may decline over time, known as deflation. Deflation may have an adverse effect on stock prices and creditworthiness and may make defaults on debt more likely. If a country's economy slips into a deflationary pattern, it could last for a prolonged period and may be difficult to reverse.

Equity securities risk

Common and preferred stocks represent equity ownership in a company. Stock markets are volatile. The price of equity securities will fluctuate, and can decline and reduce the value of a fund investing in equities. The price of equity securities fluctuates based on changes in a company's financial condition and overall market and economic conditions. The value of equity securities purchased by a fund could decline if the financial condition of the companies in which the fund is invested declines, or if overall market and economic conditions deteriorate. An issuer's financial condition could decline as a result of poor management decisions, competitive pressures, technological obsolescence, undue reliance on suppliers, labor issues, shortages, corporate restructurings, fraudulent disclosures, or other factors. Changes in the financial condition of a single issuer can impact the market as a whole.

Even a fund that invests in high-quality, or blue chip, equity securities, or securities of established companies with large market capitalizations (which generally have strong financial characteristics), can be negatively impacted by poor overall market and economic conditions. Companies with large market capitalizations may also have less growth potential than smaller companies and may be less able to react quickly to changes in the marketplace.

The fund may maintain substantial exposure to equities and generally does not attempt to time the market. Because of this exposure, the possibility that stock market prices in general will decline over short or extended periods subjects the fund to unpredictable declines in the value of its investments, as well as periods of poor performance.

Growth investing risk. Certain equity securities (generally referred to as growth securities) are purchased primarily because a manager believes that these securities will experience relatively rapid earnings growth. Growth securities typically trade at higher multiples of current earnings than other securities. Growth securities are often more sensitive to market fluctuations than other securities because their market prices are highly sensitive to future earnings expectations. At times when it appears that these expectations may not be met, growth stock prices typically fall.

Value investing risk. Certain equity securities (generally referred to as value securities) are purchased primarily because they are selling at prices below what the manager believes to be their fundamental value and not necessarily because the issuing companies are expected to experience significant earnings growth. The fund bears the risk that the companies that issued these securities may not overcome the adverse business developments or other factors causing their securities to be perceived by the manager to be underpriced or that the market may never come to recognize their fundamental value. A value stock may not increase in price, as anticipated by the manager investing in such securities, if other investors fail to recognize the company's value and bid up the price or invest in markets favoring faster

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growing companies. The fund's strategy of investing in value stocks also carries the risk that in certain markets, value stocks will underperform growth stocks. In addition, securities issued by U.S. entities with substantial foreign operations may involve risks relating to economic, political or regulatory conditions in foreign countries.

Foreign securities risk

Funds that invest in securities traded principally in securities markets outside the United States are subject to additional and more varied risks, as the value of foreign securities may change more rapidly and extremely than the value of U.S. securities. The securities markets of many foreign countries are relatively small, with a limited number of companies representing a small number of industries. Additionally, issuers of foreign securities may not be subject to the same degree of regulation as U.S. issuers. Reporting, accounting, and auditing standards of foreign countries differ, in some cases significantly, from U.S. standards. There are generally higher commission rates on foreign portfolio transactions, transfer taxes, higher custodial costs, and the possibility that foreign taxes will be charged on dividends and interest payable on foreign securities, some or all of which may not be reclaimable. In the event of nationalization, expropriation, or other confiscation, the fund could lose its entire investment in a foreign security.

Currency risk. Currency risk is the risk that fluctuations in exchange rates may adversely affect the U.S. dollar value of a fund's investments. Currency risk includes both the risk that currencies in which a fund's investments are traded, or currencies in which a fund has taken an active investment position, will decline in value relative to the U.S. dollar and, in the case of hedging positions, that the U.S. dollar will decline in value relative to the currency being hedged. Currency rates in foreign countries may fluctuate significantly for a number of reasons, including the forces of supply and demand in the foreign exchange markets, actual or perceived changes in interest rates, and intervention (or the failure to intervene) by U.S. or foreign governments or central banks, or by currency controls or political developments in the United States or abroad. Certain funds may engage in proxy hedging of currencies by entering into derivative transactions with respect to a currency whose value is expected to correlate to the value of a currency the fund owns or wants to own. This presents the risk that the two currencies may not move in relation to one another as expected. In that case, the fund could lose money on its investment and also lose money on the position designed to act as a proxy hedge. Certain funds may also take active currency positions and may cross-hedge currency exposure represented by their securities into another foreign currency. This may result in a fund's currency exposure being substantially different from that suggested by its securities investments. All funds with foreign currency holdings and/or that invest or trade in securities denominated in foreign currencies or related derivative instruments may be adversely affected by changes in foreign currency exchange rates. Derivative foreign currency transactions (such as futures, forwards, and swaps) may also involve leveraging risk, in addition to currency risk. Leverage may disproportionately increase a fund's portfolio losses and reduce opportunities for gain when interest rates, stock prices, or currency rates are changing.

Emerging-market risk. Investments in the securities of issuers based in countries with emerging-market economies are subject to greater levels of foreign investment risk than investments in more-developed foreign markets, since emerging-market securities may present market, credit, currency, liquidity, legal, political, and other risks greater than, or in addition to, the risks of investing in developed foreign countries. These risks include high currency exchange-rate fluctuations; increased risk of default (including both government and private issuers); greater social, economic, and political uncertainty and instability (including the risk of war); more substantial governmental involvement in the economy; less governmental supervision and regulation of the securities markets and participants in those markets; controls on foreign investment and limitations on repatriation of invested capital and on a fund's ability to exchange local currencies for U.S. dollars; unavailability of currency hedging techniques in certain emerging-market countries; the fact that companies in emerging-market countries may be newly organized, smaller, and less seasoned; the difference in, or lack of, auditing and financial reporting standards, which may result in the unavailability of material information about issuers; different clearance and settlement procedures, which may be unable to keep pace with the volume of securities transactions or otherwise make it difficult to engage in such transactions; difficulties in obtaining and/or enforcing legal judgments in foreign jurisdictions; and significantly smaller market capitalizations of emerging-market issuers.

Hedging, derivatives, and other strategic transactions risk

The ability of a fund to utilize hedging, derivatives, and other strategic transactions to benefit the fund will depend in part on its manager's ability to predict pertinent market movements and market risk, counterparty risk, credit risk, interest-rate risk, and other risk factors, none of which can be assured. The skills required to utilize hedging and other strategic transactions are different from those needed to select a fund's securities. Even if the manager only uses hedging and other strategic transactions in a fund primarily for hedging purposes or to gain exposure to a particular securities market, if the transaction does not have the desired outcome, it could result in a significant loss to a fund. The amount of loss could be more than the principal amount invested. These transactions may also increase the volatility of a fund and may involve a small investment of cash relative to the magnitude of the risks assumed, thereby magnifying the impact of any resulting gain or loss. For example, the potential loss from the use of futures can exceed a fund's initial investment in such contracts. In addition, these transactions could result in a loss to a fund if the counterparty to the transaction does not perform as promised.

A fund may invest in derivatives, which are financial contracts with a value that depends on, or is derived from, the value of underlying assets, reference rates, or indexes. Derivatives may relate to stocks, bonds, interest rates, currencies or currency exchange rates, and related indexes. A fund may use derivatives for many purposes, including for hedging and as a substitute for direct investment in securities or other assets. Derivatives may be used in a way to efficiently adjust the exposure of a fund to various securities, markets, and currencies without a fund actually having to sell existing investments and make new investments. This generally will be done when the adjustment is expected to be relatively temporary or in anticipation of effecting the sale of fund assets and making new investments over time. Further, since many derivatives have a leverage component, adverse changes in the value or level of the underlying asset, reference rate, or index can result in a loss substantially greater than the amount invested in the derivative itself. Certain derivatives have the potential for unlimited loss, regardless of the size of the initial investment. When a fund uses derivatives for leverage, investments in that fund will tend to be more volatile, resulting in larger gains or losses in response to market changes. To limit leverage risk, a fund may segregate assets determined to be liquid or, as permitted by applicable regulation, enter into certain offsetting positions to

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cover its obligations under derivative instruments. For a description of the various derivative instruments the fund may utilize, refer to the SAI.

The regulation of the U.S. and non-U.S. derivatives markets has undergone substantial change in recent years and such change may continue. In particular, the Dodd-Frank Wall Street Reform and Consumer Protection Act, and regulation proposed to be promulgated thereunder require many derivatives to be cleared and traded on an exchange, expand entity registration requirements, impose business conduct requirements on dealers that enter into swaps with a pension plan, endowment, retirement plan or government entity, and required banks to move some derivatives trading units to a non-guaranteed affiliate separate from the deposit-taking bank or divest them altogether. Although the Commodity Futures Trading Commission (CFTC) has released final rules relating to clearing, reporting, recordkeeping and registration requirements under the legislation, many of the provisions are subject to further final rule making, and thus its ultimate impact remains unclear. New regulations could, among other things, restrict the fund's ability to engage in derivatives transactions (for example, by making certain types of derivatives transactions no longer available to the fund) and/or increase the costs of such derivatives transactions (for example, by increasing margin or capital requirements), and the fund may be unable to fully execute its investment strategies as a result. Limits or restrictions applicable to the counterparties with which the fund engages in derivative transactions also could prevent the fund from using these instruments or affect the pricing or other factors relating to these instruments, or may change the availability of certain investments.

At any time after the date of this prospectus, legislation may be enacted that could negatively affect the assets of the fund. Legislation or regulation may change the way in which the fund itself is regulated. The advisor cannot predict the effects of any new governmental regulation that may be implemented, and there can be no assurance that any new governmental regulation will not adversely affect the fund's ability to achieve its investment objectives.

The use of derivative instruments may involve risks different from, or potentially greater than, the risks associated with investing directly in securities and other, more traditional assets. In particular, the use of derivative instruments exposes a fund to the risk that the counterparty to an OTC derivatives contract will be unable or unwilling to make timely settlement payments or otherwise honor its obligations. OTC derivatives transactions typically can only be closed out with the other party to the transaction, although either party may engage in an offsetting transaction that puts that party in the same economic position as if it had closed out the transaction with the counterparty or may obtain the other party's consent to assign the transaction to a third party. If the counterparty defaults, the fund will have contractual remedies, but there is no assurance that the counterparty will meet its contractual obligations or that, in the event of default, the fund will succeed in enforcing them. For example, because the contract for each OTC derivatives transaction is individually negotiated with a specific counterparty, a fund is subject to the risk that a counterparty may interpret contractual terms (e.g., the definition of default) differently than the fund when the fund seeks to enforce its contractual rights. If that occurs, the cost and unpredictability of the legal proceedings required for the fund to enforce its contractual rights may lead it to decide not to pursue its claims against the counterparty. The fund, therefore, assumes the risk that it may be unable to obtain payments owed to it under OTC derivatives contracts or that those payments may be delayed or made only after the fund has incurred the costs of litigation. While a manager intends to monitor the creditworthiness of counterparties, there can be no assurance that a counterparty will meet its obligations, especially during unusually adverse market conditions. To the extent a fund contracts with a limited number of counterparties, the fund's risk will be concentrated and events that affect the creditworthiness of any of those counterparties may have a pronounced effect on the fund. Derivatives are also subject to a number of other risks, including market risk and liquidity risk. Since the value of derivatives is calculated and derived from the value of other assets, instruments, or references, there is a risk that they will be improperly valued. Derivatives also involve the risk that changes in their value may not correlate perfectly with the assets, rates, or indexes they are designed to hedge or closely track. Suitable derivatives transactions may not be available in all circumstances. The fund is also subject to the risk that the counterparty closes out the derivatives transactions upon the occurrence of certain triggering events. In addition, a manager may determine not to use derivatives to hedge or otherwise reduce risk exposure. Government legislation or regulation could affect the use of derivatives transactions and could limit a fund's ability to pursue its investment strategies.

A detailed discussion of various hedging and other strategic transactions appears in the SAI. The following is a list of certain derivatives and other strategic transactions that the fund may utilize and the main risks associated with each of them:

Foreign currency forward contracts. Counterparty risk, liquidity risk (i.e., the inability to enter into closing transactions), foreign currency risk, and risk of disproportionate loss are the principal risks of engaging in transactions involving foreign currency forward contracts.

Futures contracts. Counterparty risk, liquidity risk (i.e., the inability to enter into closing transactions), and risk of disproportionate loss are the principal risks of engaging in transactions involving futures contracts.

Options. Counterparty risk, liquidity risk (i.e., the inability to enter into closing transactions), and risk of disproportionate loss are the principal risks of engaging in transactions involving options. Counterparty risk does not apply to exchange-traded options.

Swaps. Counterparty risk, liquidity risk (i.e., the inability to enter into closing transactions), interest-rate risk, settlement risk, risk of default of the underlying reference obligation, and risk of disproportionate loss are the principal risks of engaging in transactions involving swaps.

High portfolio turnover risk

A high fund portfolio turnover rate (over 100%) generally involves correspondingly greater brokerage commission and tax expenses, which must be borne directly by a fund and its shareholders, respectively. The portfolio turnover rate of a fund may vary from year to year, as well as within a year.

Initial public offerings (IPOs) risk

Certain funds may invest a portion of their assets in shares of IPOs. IPOs may have a magnified impact on the performance of a fund with a small asset base. The impact of IPOs on a fund's performance will likely decrease as the fund's asset size increases, which could reduce the fund's returns. IPOs may not be consistently available to a fund for investing, particularly as the fund's asset base grows. IPO shares are frequently volatile in price due to the absence of a prior public market, the small number of shares available for trading, and limited information about the issuer. Therefore, a fund may hold IPO shares for a very short period of time. This may increase the turnover of a fund and may lead to increased expenses for a fund, such as commissions and transaction costs. In

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addition, IPO shares can experience an immediate drop in value if the demand for the securities does not continue to support the offering price.

Large company risk

Larger, more established companies may be unable to respond quickly to new competitive challenges such as changes in technology and consumer tastes. Many larger companies also may not be able to attain the high growth rate of successful smaller companies, especially during extended periods of economic expansion. For purposes of the fund's investment policies, the market capitalization of a company is based on its capitalization at the time the fund purchases the company's securities. Market capitalizations of companies change over time. The fund is not obligated to sell a company's security simply because, subsequent to its purchase, the company's market capitalization has changed to be outside the capitalization range, if any, in effect for the fund.

Liquidity risk

The extent (if at all) to which a security may be sold or a derivative position closed without negatively impacting its market value may be impaired by reduced market activity or participation, legal restrictions, or other economic and market impediments. Funds with principal investment strategies that involve investments in securities of companies with smaller market capitalizations, foreign securities, derivatives, or securities with substantial market and/or credit risk tend to have the greatest exposure to liquidity risk. Exposure to liquidity risk may be heightened for funds that invest in securities of emerging markets and related derivatives that are not widely traded, and that may be subject to purchase and sale restrictions.

Preferred stock risk

The fund may invest in preferred stock. Preferred stock generally has a preference as to dividends and liquidation over an issuer's common stock but ranks junior to debt securities in an issuer's capital structure. Unlike interest payments on debt securities, preferred stock dividends are payable only if declared by the issuer's board of directors. Preferred stock also may be subject to optional or mandatory redemption provisions.

Sector risk

When a fund's investments are focused in one or a few sectors of the economy, they are not as diversified as the investments of most mutual funds and are far less diversified than the broad securities markets. This means that focused funds tend to be more volatile than other mutual funds, and the values of their investments tend to go up and down more rapidly. In addition, a fund which invests in particular sectors is particularly susceptible to the impact of market, economic, regulatory, and other factors affecting those sectors.  From time to time, a small number of companies may represent a large portion of a particular sector or sectors.

Small and mid-sized company risk

Market risk and liquidity risk may be pronounced for securities of companies with medium-sized market capitalizations and are particularly pronounced for securities of companies with smaller market capitalizations. These companies may have limited product lines, markets, or financial resources, or they may depend on a few key employees. The securities of companies with medium and smaller market capitalizations may trade less frequently and in lesser volume than more widely held securities, and their value may fluctuate more sharply than those securities. They may also trade in the OTC market or on a regional exchange, or may otherwise have limited liquidity. Investments in less-seasoned companies with medium and smaller market capitalizations may not only present greater opportunities for growth and capital appreciation, but also involve greater risks than are customarily associated with more established companies with larger market capitalizations. These risks apply to all funds that invest in the securities of companies with smaller- or medium-sized market capitalizations. For purposes of the fund's investment policies, the market capitalization of a company is based on its capitalization at the time the fund purchases the company's securities. Market capitalizations of companies change over time. The fund is not obligated to sell a company's security simply because, subsequent to its purchase, the company's market capitalization has changed to be outside the capitalization range, if any, in effect for the fund.

Who's who

The following are the names of the various entities involved with the fund's investment and business operations, along with brief descriptions of the role each entity performs.

Board of Trustees

The trustees oversee the fund's business activities and retain the services of the various firms that carry out the fund's operations.

Investment advisor

The investment advisor manages the funds' business and investment activities.

John Hancock Advisers, LLC
601 Congress Street
Boston, MA 02210-2805

Founded in 1968, the advisor is a wholly owned subsidiary of John Hancock Life Insurance Company (U.S.A.), which in turn is a subsidiary of Manulife Financial Corporation.

The advisor's parent company has been helping individuals and institutions work toward their financial goals since 1862. The advisor offers investment solutions managed by leading institutional money managers, taking a disciplined team approach to portfolio management and research, leveraging the expertise of seasoned investment professionals. As of March 31, 2017, the advisor had total assets under management of approximately $140.63 billion.

Subject to general oversight by the Board of Trustees, the advisor manages and supervises the investment operations and business affairs of the funds. The advisor selects, contracts with and compensates one or more subadvisors to manage all or a portion of the funds' portfolio assets, subject to oversight by the advisor. In this role, the advisor has supervisory responsibility for managing the investment and reinvestment of the funds' portfolio assets through proactive oversight and monitoring of the subadvisor and the funds, as described in further detail below. The advisor is responsible for developing overall investment strategies for the funds and overseeing and implementing the funds' continuous investment programs and provides a variety of advisory oversight and investment research services. The advisor also provides management and transition services associated with certain fund events (e.g., strategy, portfolio manager or subadvisor changes) and coordinates and oversees services provided under other agreements.

The advisor has ultimate responsibility to oversee a subadvisor and recommend to the Board of Trustees its hiring, termination, and replacement. In this capacity, the advisor, among other things: (i) monitors on a daily basis the compliance of the subadvisor with the investment objectives and related

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policies of the funds; (ii) monitors significant changes that may impact the subadvisor's overall business and regularly performs due diligence reviews of the subadvisor; (iii) reviews the performance of the subadvisor; and (iv) reports periodically on such performance to the Board of Trustees. The advisor employs a team of investment professionals who provide these ongoing research and monitoring services.

The funds rely on an order from the Securities and Exchange Commission (SEC) permitting the advisor, subject to approval by the Board of Trustees, to appoint a subadvisor or change the terms of a subadvisory agreement without obtaining shareholder approval. The funds, therefore, are able to change subadvisors or the fees paid to a subadvisor, from time to time, without the expense and delays associated with obtaining shareholder approval of the change. This order does not, however, permit the advisor to appoint a subadvisor that is an affiliate of the advisor or the funds (other than by reason of serving as a subadvisor to the funds), or to increase the subadvisory fee of an affiliated subadvisor, without the approval of the shareholders.

Management fee for Disciplined Value Fund

The fund pays the advisor a management fee for its services to the fund. The advisor in turn pays the fees of the subadvisor. The management fee is stated as an annual percentage of the aggregate net assets of the fund (together with the assets of any other applicable fund identified in the advisory agreement) determined in accordance with the following schedule, and that rate is applied to the average daily net assets of the fund.

Average daily net assets ($)	Annual rate (%)
First 500 million	0.750
Next 500 million	0.725
Next 500 million	0.700
Next 1 billion	0.675
Next 10 billion	0.650
Excess over 12.5 billion	0.625

Management fee for International Growth Fund

The fund pays the advisor a management fee for its services to the fund. The advisor in turn pays the fees of the subadvisor. The management fee is stated as an annual percentage of the aggregate net assets of the fund (together with the assets of any other applicable fund identified in the advisory agreement) determined in accordance with the following schedule, and that rate is applied to the average daily net assets of the fund.

Average daily net assets ($)	Annual rate (%)
First 500 million	0.900
Next 500 million	0.850
Excess over 1 billion	0.800

During their most recent fiscal year, the funds paid the advisor the following management fees equal to a percentage of average daily net assets (including any waivers and/or reimbursements):

Disciplined Value Fund: 0.65%
International Growth Fund: 0.82%

The basis for the Board of Trustees' approval of the advisory fees, and of the investment advisory agreement overall, including the subadvisory agreements, is discussed in each fund's most recent semi-annual shareholder report for the period ended August 31 or September 30, as applicable.

Additional information about fund expenses

Each fund's annual operating expenses will likely vary throughout the period and from year to year. Each fund's expenses for the current fiscal year may be higher than the expenses listed in the fund's "Annual fund operating expenses" table, for some of the following reasons: (i) a significant decrease in average net assets may result in a higher advisory fee rate if advisory fee breakpoints are not achieved; (ii) a significant decrease in average net assets may result in an increase in the expense ratio because certain fund expenses do not decrease as asset levels decrease; or (iii) fees may be incurred for extraordinary events such as fund tax expenses.

The advisor has contractually agreed to waive a portion of its management fee and/or reimburse expenses for certain funds of the John Hancock funds complex, including the funds (the participating portfolios). The waiver equals, on an annualized basis, 0.0100% of that portion of the aggregate net assets of all the participating portfolios that exceeds $75 billion but is less than or equal to $125 billion; 0.0125% of that portion of the aggregate net assets of all the participating portfolios that exceeds $125 billion but is less than or equal to $150 billion; 0.0150% of that portion of the aggregate net assets of all the participating portfolios that exceeds $150 billion but is less than or equal to $175 billion; 0.0175% of that portion of the aggregate net assets of all the participating portfolios that exceeds $175 billion but is less than or equal to $200 billion; 0.0200% of that portion of the aggregate net assets of all the participating portfolios that exceeds $200 billion but is less than or equal to $225 billion; and 0.0225% of that portion of the aggregate net assets of all the participating portfolios that exceeds $225 billion. The amount of the reimbursement is calculated daily and allocated among all the participating portfolios in proportion to the daily net assets of each fund. This arrangement may be amended or terminated at any time by the advisor upon notice to the funds and with the approval of the Board of Trustees.

The advisor voluntarily agrees to reduce its management fee for Disciplined Value Fund, or if necessary make payment to Disciplined Value Fund, as applicable, in an amount equal to the amount by which the expenses of each fund exceed 0.20% of the average net assets of the fund. The advisor also voluntarily agrees to reduce its management fee for International Growth Fund, or if necessary make payment to International Growth Fund, as applicable, in an amount equal to the amount by which the expenses of each fund exceed 0.25% of the average net assets of the fund. For purposes of these agreements, "expenses of each fund" means all the expenses of each fund, as applicable, excluding (a) taxes, (b) brokerage commissions, (c) interest expense, (d) litigation and indemnification expenses and other extraordinary expenses not incurred in the ordinary course of a fund's business, (e) advisory fees, (f) class-specific expenses, (g) borrowing costs, (h) prime brokerage fees, (i) acquired fund fees and expenses paid indirectly, and (j) short dividend expense. These agreements will continue in effect until terminated at any time by the advisor on notice to the relevant fund.

Subadvisors

The subadvisors handle the funds' portfolio management activities, subject to oversight by the advisor.

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Disciplined Value Fund

Boston Partners Global Investors, Inc.
One Beacon Street
30th Floor
Boston, MA 02108

Boston Partners Global Investors, Inc. (Boston Partners) is an indirect, wholly owned subsidiary of Orix Corporation of Japan. As of March 31, 2017, Boston Partners had approximately $90.6 billion assets under management.

The following are brief biographical profiles of the leaders of the fund's investment management team, in alphabetical order. These managers are jointly and primarily responsible for the day-to-day management of the fund's portfolio. For more details about these individuals, including information about their compensation, other accounts they manage, and any investments they may have in the fund, see the SAI.

Mark E. Donovan, CFA

■

Co-Portfolio Manager

■

Managed the fund since 2008 and its predecessor since 1997

■

Joined Boston Partners in 1995

David J. Pyle, CFA

■

Co-Portfolio Manager

■

Managed the fund since 2008 and its predecessor since 2005

■

Joined Boston Partners in 2000

International Growth Fund

Wellington Management Company LLP
280 Congress Street
Boston, MA 02210

Wellington Management Company LLP (Wellington Management) is a professional investment counseling firm which provides investment services to investment companies, employee benefit plans, endowments, foundations, and other institutions. Wellington Management and its predecessor organizations have provided investment advisory services for over 80 years. Wellington Management is owned by the partners of Wellington Management Group LLP, a Massachusetts limited liability partnership.  As of March 31, 2017, Wellington Management and its investment advisory affiliates had investment management authority with respect to approximately $1 trillion in assets.

The following is a brief biographical profile of the fund's portfolio manager who is primarily responsible for the day-to-day management of the fund's portfolio. For more details about this individual, including information about his compensation, other accounts he manages and any investments he may have in the fund, see the SAI.

John A. Boselli, CFA

■

Senior Managing Director and Equity Portfolio Manager

■

Managed the fund since 2014

■

Joined Wellington Management in 2002

Custodian

Holds the fund's assets, settles all portfolio trades, and collects most of the valuation data required for calculating the fund's net asset value.

State Street Bank and Trust Company is the custodian for Disciplined Value Fund.

State Street Bank and Trust Company
State Street Financial Center
One Lincoln Street
Boston, MA 02111

Citibank, N.A. is the custodian for International Growth Fund.

Citibank, N.A.
388 Greenwich Street
New York, NY 10013

Principal distributor

The principal distributor markets the fund and distributes shares through selling brokers, financial planners, and other financial representatives.

John Hancock Funds, LLC
601 Congress Street
Boston, MA 02210-2805

Additional information

Each fund has entered into contractual arrangements with various parties that provide services to the fund, which may include, among others, the advisor, subadvisor, custodian, principal distributor, and transfer agent, as described above and in the SAI. Fund shareholders are not parties to, or intended or "third-party" beneficiaries of, any of these contractual arrangements. These contractual arrangements are not intended to, nor do they, create in any individual shareholder or group of shareholders any right, either directly or on behalf of the fund, to either: (a) enforce such contracts against the service providers; or (b) seek any remedy under such contracts against the service providers.

This prospectus provides information concerning the funds that you should consider in determining whether to purchase shares of the funds. Each of this prospectus, the SAI, or any contract that is an exhibit to the funds' registration statement, is not intended to, nor does it, give rise to an agreement or contract between the funds and any investor. Each such document also does not give rise to any contract or create rights in any individual shareholder, group of shareholders, or other person. The foregoing disclosure should not be read to suggest any waiver of any rights conferred by federal or state securities laws.

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Financial highlights

The financial highlights table below for each fund is intended to help investors understand the financial performance of the fund for the past five years (or since inception in the case of a fund in operation for less than five years). Certain information reflects financial results for a single share of a fund. The total returns presented in the table represent the rate that an investor would have earned (or lost) on an investment in a particular fund (assuming reinvestment of all dividends and distributions). The total return information shown in the Financial Highlights tables does not reflect the fees and expenses of any separate account which may use JHF III as its underlying investment medium or of any exempt group owning contract that may be funded in such a separate account. If these fees and expenses were included, the total return figures for all periods shown would be reduced.

Because Class 1 shares of Disciplined Value Fund had not commenced operations prior to the date of this prospectus, this table details the financial performance of Class A shares of Disciplined Value Fund, which is described in a separate prospectus, including total return information showing how much an investment in Disciplined Value Fund has increased or decreased each period (assuming reinvestment of all dividends and distributions). Because Class 1 shares have different expenses than Class A shares, financial highlights for Class 1 shares would have differed.

The financial statements of each fund as of February 28, 2017 or March 31, 2017, as applicable, have been audited by PricewaterhouseCoopers LLP, independent registered public accounting firm. The report of PricewaterhouseCoopers LLP, along with the applicable fund's financial statements for the fiscal year ended February 28, 2017 or March 31, 2017, as applicable, has been incorporated by reference into the SAI and is available upon request.

Disciplined Value Fund Class A Shares
Per share operating performance	Period ended	3-31-17	3-31-16	3-31-15	3-31-14	3-31-13
Net asset value, beginning of period		$17.64	$19.44	$18.94	$15.94	$14.33
Net investment income[1]		0.18	0.16	0.20	0.12	0.14
Net realized and unrealized gain (loss) on investments		3.08	(1.18)	1.19	3.85	2.09
Total from investment operations		3.26	(1.02)	1.39	3.97	2.23
Less distributions
From net investment income		(0.19)	(0.19)	(0.10)	(0.09)	(0.12)
From net realized gain		—	(0.59)	(0.79)	(0.88)	(0.50)
Total distributions		(0.19)	(0.78)	(0.89)	(0.97)	(0.62)
Net asset value, end of period		$20.71	$17.64	$19.44	$18.94	$15.94
Total return (%)[2,3]		18.50	(5.29)	7.53	25.30	16.04
Ratios and supplemental data
Net assets, end of period (in millions)		$1,449	$2,375	$2,705	$2,702	$1,481
Ratios (as a percentage of average net assets):
Expenses before reductions		1.07	1.08	1.08	1.12	1.20
Expenses including reductions		1.06	1.07	1.08	1.11	1.20
Net investment income		0.96	0.87	1.04	0.68	0.95
Portfolio turnover (%)		65	61	44	45	44

1	Based on average daily shares outstanding.
2	Does not reflect the effect of sales charges, if any.
3	Total returns would have been lower had certain expenses not been reduced during the applicable periods.

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International Growth Fund Class 1 Shares

Per share operating performance	Period ended	2-28-17	2-29-16	2-28-15	2-28-14	2-28-13
Net asset value, beginning of period		$19.93	$21.65	$24.61	$21.30	$20.00
Net investment income[1]		0.23	0.23	0.28	0.37	0.34
Net realized and unrealized gain (loss) on investments		1.76	(1.84)	0.90	3.92	2.63
Total from investment operations		1.99	(1.61)	1.18	4.29	2.97
Less distributions
From net investment income		(0.21)	(0.11)	(0.58)	(0.26)	(0.51)
From net realized gain		-	-	(3.56)	(0.72)	(1.16)
Total distributions		(0.21)	(0.11)	(4.14)	(0.98)	(1.67)
Net asset value, end of period		$21.71	$19.93	$21.65	$24.61	$21.30
Total return (%)[2]		10.04	(7.49)	6.39	20.43	15.29
Ratios and supplemental data
Net assets, end of period (in millions)		$50	$39	$20	$16	$11
Ratios (as a percentage of average net assets):
Expenses before reductions		0.95	1.00	1.10	1.12	1.19
Expenses including reductions		0.94	0.99	1.09	1.12	1.15
Net investment income		1.09	1.06	1.18	1.59	1.68
Portfolio turnover (%)		94	82	204	42	61

1	Based on average daily shares outstanding.
2	Total returns would have been lower had certain expenses not been reduced during the applicable periods.

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Your account

Who can buy shares

Unless otherwise noted, in this section, references to a single fund apply equally to all of the funds.

Class 1 shares are sold only to certain exempt separate accounts of John Hancock Life Insurance Company (U.S.A.) and John Hancock Life Insurance Company of New York, affiliates of the advisor (Affiliated Insurance Companies), that fund exempt group annuity contracts (group contracts) issued by the Affiliated Insurance Companies to certain qualified retirement plans.

Class cost structure

Class 1 shares of the fund are sold without any front-end or deferred sales charges. Class 1 has a Rule 12b-1 plan that allows it to pay fees for the sale and distribution of its shares and for shareholder and administrative services.

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Distribution and service (Rule 12b-1) fees of 0.05%.

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The performance and expense information included in this prospectus does not reflect fees and expenses of any group annuity contract that may use the fund as its underlying investment medium. If such fees and expenses had been reflected, performance would be lower.

The Affiliated Insurance Companies perform administrative services for the fund in connection with group contracts offered to 401(k) plans for which it serves as the underlying investment medium. To compensate the Affiliated Insurance Companies for providing these services, the advisor, and not the fund, pays each Affiliated Insurance Company an administrative fee equal to 0.25% of the total average daily net assets of the fund attributable to group contracts issued by the Affiliated Insurance Company.

Rule 12b-1 fees

Rule 12b-1 fees will be paid to the fund's distributor, John Hancock Funds, LLC, and may be used by the distributor for expenses relating to the distribution of, and shareholder or administrative services for holders of, the shares of the class, and for the payment of service fees that come within Rule 2341 of the Conduct Rules of the Financial Industry Regulatory Authority (FINRA).

Because Rule 12b-1 fees are paid out of the fund's assets on an ongoing basis, over time they will increase the cost of your investment and may cost shareholders more than other types of sales charges.

Your broker-dealer or agent may charge you a fee to effect transactions in fund shares. Other share classes of the fund, which have their own expense structure, may be offered in separate prospectuses.

Additional payments to financial intermediaries

Shares of the fund are primarily sold through financial intermediaries, such as brokers, banks, registered investment advisors, financial planners, and retirement plan administrators. These firms may be compensated for selling shares of the fund in two principal ways:

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directly, by the payment of sales commissions, if any; and

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indirectly, as a result of the fund paying Rule 12b-1 fees.

Certain firms may request, and the distributor may agree to make, payments in addition to sales commissions and Rule 12b-1 fees out of the distributor's own resources. These additional payments are sometimes referred to as revenue sharing. These payments assist in the distributor's efforts to promote the sale of the fund's shares. The distributor agrees with the firm on the methods for calculating any additional compensation, which may include the level of sales or assets attributable to the firm. Not all firms receive additional compensation and the amount of compensation varies. These payments could be significant to a firm. The distributor determines which firms to support and the extent of the payments it is willing to make. The distributor generally chooses to compensate firms that have a strong capability to distribute shares of the fund and that are willing to cooperate with the distributor's promotional efforts.

The distributor hopes to benefit from revenue sharing by increasing the fund's net assets, which, as well as benefiting the fund, would result in additional management and other fees for the advisor and its affiliates. In consideration for revenue sharing, a firm may feature the fund in its sales system or give preferential access to members of its sales force or management. In addition, the firm may agree to participate in the distributor's marketing efforts by allowing the distributor or its affiliates to participate in conferences, seminars, or other programs attended by the intermediary's sales force. Although an intermediary may seek revenue-sharing payments to offset costs incurred by the firm in servicing its clients who have invested in the fund, the intermediary may earn a profit on these payments. Revenue-sharing payments may provide your firm with an incentive to favor the fund.

The SAI discusses the distributor's revenue-sharing arrangements in more detail. Your intermediary may charge you additional fees other than those disclosed in this prospectus. You can ask your firm about any payments it receives from the distributor or the fund, as well as about fees and/or commissions it charges.

The distributor, advisor, and their affiliates may have other relationships with your firm relating to the provisions of services to the fund, such as providing omnibus account services, transaction-processing services, or effecting portfolio transactions for the fund. If your intermediary provides these services, the advisor or the fund may compensate the intermediary for these services. In addition, your intermediary may have other compensated relationships with the advisor or its affiliates that are not related to the fund.

Broker compensation and revenue-sharing arrangements

The John Hancock Insurance Companies (Affiliated Insurance Companies) and certain of their separate accounts that are exempt from SEC registration may use Class 1 shares of the fund as an underlying investment medium for exempt group annuity contracts (group contracts) issued to certain qualified retirement plans (plans). The Affiliated Insurance Companies and their affiliates pay compensation to broker-dealers and insurance agents for the sale of the group contracts and also pay compensation to third-party administrators (TPAs) for the services they provide in connection with the administration of the plans. To the extent the Affiliated Insurance Companies and their affiliates pay additional compensation to, and enter into revenue-sharing arrangements with, certain broker-dealers, agents, or TPAs, the fund understands that the Affiliated Insurance Companies disclose such compensation and arrangements to the plans. The fund also understands that, in the case of group contracts issued by the Affiliated Insurance Companies, any such compensation or amounts paid under revenue-sharing arrangements may be derived, in whole or in part, through Rule 12b-1 distribution fees or through the subadvisor's profit on the advisory fee.

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Your account

Transaction policies

Valuation of shares

The net asset value (NAV) for each class of shares of each fund is normally determined once daily as of the close of regular trading on the New York Stock Exchange (NYSE) (typically 4:00 P.M., Eastern time, on each business day that the NYSE is open). In case of emergency or other disruption resulting in the NYSE not opening for trading or the NYSE closing at a time other than the regularly scheduled close, the NAV may be determined as of the regularly scheduled close of the NYSE pursuant to the funds' Valuation Policies and Procedures. The time at which shares and transactions are priced and until which orders are accepted may vary to the extent permitted by the Securities and Exchange Commission and applicable regulations. On holidays or other days when the NYSE is closed, the NAV is not calculated and the funds do not transact purchase or redemption requests. Trading of securities that are primarily listed on foreign exchanges may take place on weekends and U.S. business holidays on which each fund's NAV is not calculated. Consequently, each fund's portfolio securities may trade and the NAV of the fund's shares may be significantly affected on days when a shareholder will not be able to purchase or redeem shares of the fund. The NAV for each fund is calculated based upon the NAVs of the underlying funds and other investments in which it invests. The prospectuses for the underlying funds explain the circumstances under which those underlying funds use fair value pricing and the effects of doing so.

Each class of shares of each fund has its own NAV, which is computed by dividing the total assets, minus liabilities, allocated to each share class by the number of fund shares outstanding for that class. The current NAV of the fund is available on our website at jhinvestments.com.

Valuation of securities

Portfolio securities are valued by various methods that are generally described below. Portfolio securities also may be fair valued by the fund's Pricing Committee in certain instances pursuant to procedures established by the Trustees. Equity securities are generally valued at the last sale price or, for certain markets, the official closing price as of the close of the relevant exchange. Securities not traded on a particular day are valued using last available bid prices. A security that is listed or traded on more than one exchange is typically valued at the price on the exchange where the security was acquired or most likely will be sold. In certain instances, the Pricing Committee may determine to value equity securities using prices obtained from another exchange or market if trading on the exchange or market on which prices are typically obtained did not open for trading as scheduled, or if trading closed earlier than scheduled, and trading occurred as normal on another exchange or market. Debt obligations are valued based on evaluated prices provided by an independent pricing vendor. The value of securities denominated in foreign currencies is converted into U.S. dollars at the exchange rate supplied by an independent pricing vendor. Exchange-traded options are valued at the mean of the most recent bid and ask prices. Futures contracts are typically valued at settlement prices. If settlement prices are not available, futures contracts may be valued using last traded prices. Shares of other open-end investment companies that are not exchange-traded funds (underlying funds) are valued based on the NAVs of such underlying funds.

Pricing vendors may use matrix pricing or valuation models that utilize certain inputs and assumptions to derive values, including transaction data, credit quality information, general market conditions, news, and other factors and assumptions. Special valuation considerations may apply with respect to a fund's "odd-lot" positions, as the fund may receive different prices when it sells such positions than it would receive for sales of institutional round lot positions. Pricing vendors generally value securities assuming orderly transactions of institutional round lot sizes, but a fund may hold or transact in such securities in smaller, odd lot sizes.

The Pricing Committee engages in oversight activities with respect to the funds' pricing vendors, which includes, among other things, monitoring significant or unusual price fluctuations above predetermined tolerance levels from the prior day, back-testing of pricing vendor prices against actual trades, conducting periodic due diligence meetings and reviews, and periodically reviewing the inputs, assumptions and methodologies used by these vendors.

If market quotations, official closing prices, or information furnished by a pricing vendor are not readily available or are otherwise deemed unreliable or not representative of the fair value of such security because of market- or issuer-specific events, a security will be valued at its fair value as determined in good faith by the Trustees. The Trustees are assisted in their responsibility to fair value securities by the fund's Pricing Committee, and the actual calculation of a security's fair value may be made by the Pricing Committee acting pursuant to the procedures established by the Trustees. In certain instances, therefore, the Pricing Committee may determine that a reported valuation does not reflect fair value, based on additional information available or other factors, and may accordingly determine in good faith the fair value of the assets, which may differ from the reported valuation.

Fair value pricing of securities is intended to help ensure that a fund's NAV reflects the fair market value of the fund's portfolio securities as of the close of regular trading on the NYSE (as opposed to a value that no longer reflects market value as of such close), thus limiting the opportunity for aggressive traders or market timers to purchase shares of the fund at deflated prices reflecting stale security valuations and promptly sell such shares at a gain, thereby diluting the interests of long-term shareholders. However, a security's valuation may differ depending on the method used for determining value, and no assurance can be given that fair value pricing of securities will successfully eliminate all potential opportunities for such trading gains.

The use of fair value pricing has the effect of valuing a security based upon the price the fund might reasonably expect to receive if it sold that security in an orderly transaction between market participants, but does not guarantee that the security can be sold at the fair value price. Further, because of the inherent uncertainty and subjective nature of fair valuation, a fair valuation price may differ significantly from the value that would have been used had a readily available market price for the investment existed and these differences could be material.

Regarding the fund's investment in an underlying fund that is not an ETF, which (as noted above) is valued at such underlying fund's NAV, the prospectus for such underlying fund explains the circumstances and effects of fair value pricing for that underlying fund.

Buy and sell prices

When you buy shares, you pay the NAV. When you sell shares, you receive the NAV.

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Execution of requests

The fund is open on those days when the NYSE is open, typically Monday through Friday. Buy and sell requests are executed at the next NAV to be calculated after Signature Services receives your request in good order. At times of peak activity, it may be difficult to place requests by telephone, if available for your share class. During these times, consider using EASI-Line, accessing jhinvestments.com, or sending your request in writing.

The fund typically expects to mail or wire redemption proceeds between 1 and 3 days following the receipt of the shareholder's redemption request. In unusual circumstances, the fund may temporarily suspend the processing of sell requests or may postpone payment of proceeds for up to three business days or longer, as allowed by federal securities laws.

Under normal market conditions, the fund typically expects to meet redemption requests through holdings of cash or cash equivalents or through sales of portfolio securities, and may access other available liquidity facilities. In unusual or stressed market conditions, in addition to the methods used in normal market conditions, the fund may meet redemption requests through the use of its line of credit, interfund lending facility, redemptions in kind, or such other liquidity means or facilities as the fund may have in place from time to time.

Excessive trading

The fund is intended for long-term investment purposes only and does not knowingly accept shareholders who engage in market timing or other types of excessive short-term trading. Short-term trading into and out of the fund can disrupt portfolio investment strategies and may increase fund expenses for all shareholders, including long-term shareholders who do not generate these costs.

Right to reject or restrict purchase and exchange orders

Purchases and exchanges should be made primarily for investment purposes. The fund reserves the right to restrict, reject, or cancel (with respect to cancellations within one day of the order), for any reason and without any prior notice, any purchase or exchange order, including transactions representing excessive trading and transactions accepted by any shareholder's financial intermediary. For example, the fund may, in its discretion, restrict, reject, or cancel a purchase or exchange order even if the transaction is not subject to a specific limitation on exchange activity, as described below, if the fund or its agent determines that accepting the order could interfere with the efficient management of the fund's portfolio, or otherwise not be in the fund's best interest in light of unusual trading activity related to your account. In the event that the fund rejects or cancels an exchange request, neither the redemption nor the purchase side of the exchange will be processed. If you would like the redemption request to be processed even if the purchase order is rejected, you should submit separate redemption and purchase orders rather than placing an exchange order. The fund reserves the right to delay for up to one business day, consistent with applicable law, the processing of exchange requests in the event that, in the fund's judgment, such delay would be in the fund's best interest, in which case both the redemption and purchase side of the exchange will receive the fund's NAV at the conclusion of the delay period. The fund, through its agents in their sole discretion, may impose these remedial actions at the account holder level or the underlying shareholder level.

Exchange limitation policies

The Board of Trustees has adopted the following policies and procedures by which the fund, subject to the limitations described below, takes steps reasonably designed to curtail excessive trading practices.

Limitation on exchange activity

The fund or its agent may reject or cancel a purchase order, suspend or terminate the exchange privilege, or terminate the ability of an investor to invest in John Hancock funds if the fund or its agent determines that a proposed transaction involves market timing or disruptive trading that it believes is likely to be detrimental to the fund. The fund or its agent cannot ensure that it will be able to identify all cases of market timing or disruptive trading, although it attempts to have adequate procedures in place to do so. The fund or its agent may also reject or cancel any purchase order (including an exchange) from an investor or group of investors for any other reason. Decisions to reject or cancel purchase orders (including exchanges) in the fund are inherently subjective and will be made in a manner believed to be in the best interest of the fund's shareholders. The fund does not have any arrangement to permit market timing or disruptive trading.

Exchanges made on the same day in the same account are aggregated for purposes of counting the number and dollar amount of exchanges made by the account holder. The exchange limits referenced above will not be imposed or may be modified under certain circumstances. For example, these exchange limits may be modified for accounts held by certain retirement plans to conform to plan exchange limits, ERISA considerations, or U.S. Department of Labor regulations. Certain automated or preestablished exchange, asset allocation, and dollar-cost-averaging programs are not subject to these exchange limits. These programs are excluded from the exchange limitation since the fund believes that they are advantageous to shareholders and do not offer an effective means for market timing or excessive trading strategies. These investment tools involve regular and predetermined purchase or redemption requests made well in advance of any knowledge of events affecting the market on the date of the purchase or redemption.

These exchange limits are subject to the fund's ability to monitor exchange activity, as discussed under "Limitation on the ability to detect and curtail excessive trading practices" below. Depending upon the composition of the fund's shareholder accounts, and in light of the limitations on the ability of the fund to detect and curtail excessive trading practices, a significant percentage of the fund's shareholders may not be subject to the exchange limitation policy described above. In applying the exchange limitation policy, the fund considers information available to it at the time and reserves the right to consider trading activity in a single account or multiple accounts under common ownership, control, or influence.

Limitation on the ability to detect and curtail excessive trading practices

Shareholders seeking to engage in excessive trading practices sometimes deploy a variety of strategies to avoid detection and, despite the efforts of the fund to prevent excessive trading, there is no guarantee that the fund or its agent will be able to identify such shareholders or curtail their trading practices. The ability of the fund and its agent to detect and curtail excessive trading practices may also be limited by operational systems and technological limitations. Because the fund will not always be able to detect frequent trading activity, investors should not assume that the fund will be able to detect or prevent all frequent trading or other

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practices that disadvantage the fund. For example, the ability of the fund to monitor trades that are placed by omnibus or other nominee accounts is severely limited in those instances in which the financial intermediary, including a financial advisor, broker, retirement plan administrator, or fee-based program sponsor, maintains the records of the fund's underlying beneficial owners. Omnibus or other nominee account arrangements are common forms of holding shares of the fund, particularly among certain financial intermediaries, such as financial advisors, brokers, retirement plan administrators, or fee-based program sponsors. These arrangements often permit the financial intermediary to aggregate its clients' transactions and ownership positions and do not identify the particular underlying shareholder(s) to the fund. However, the fund will work with financial intermediaries as necessary to discourage shareholders from engaging in abusive trading practices and to impose restrictions on excessive trades. In this regard, the fund has entered into information-sharing agreements with financial intermediaries pursuant to which these intermediaries are required to provide to the fund, at the fund's request, certain information relating to their customers investing in the fund through omnibus or other nominee accounts. The fund will use this information to attempt to identify excessive trading practices. Financial intermediaries are contractually required to follow any instructions from the fund to restrict or prohibit future purchases from shareholders that are found to have engaged in excessive trading in violation of the fund's policies. The fund cannot guarantee the accuracy of the information provided to it from financial intermediaries and so cannot ensure that it will be able to detect abusive trading practices that occur through omnibus or other nominee accounts. As a consequence, the fund's ability to monitor and discourage excessive trading practices in these types of accounts may be limited.

Excessive trading risk

To the extent that the fund or its agent is unable to curtail excessive trading practices in the fund, these practices may interfere with the efficient management of the fund's portfolio and may result in the fund engaging in certain activities to a greater extent than it otherwise would, such as maintaining higher cash balances, using its line of credit, and engaging in increased portfolio transactions. Increased portfolio transactions and use of the line of credit would correspondingly increase the fund's operating costs and decrease the fund's investment performance. Maintenance of higher levels of cash balances would likewise result in lower fund investment performance during periods of rising markets.

While excessive trading can potentially occur in the fund, certain types of funds are more likely than others to be targets of excessive trading. For example:

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A fund that invests a significant portion of its assets in small- or mid-capitalization stocks or securities in particular industries that may trade infrequently or are fair valued as discussed under "Valuation of securities" entails a greater risk of excessive trading, as investors may seek to trade fund shares in an effort to benefit from their understanding of the value of those types of securities (referred to as price arbitrage).

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A fund that invests a material portion of its assets in securities of foreign issuers may be a potential target for excessive trading if investors seek to engage in price arbitrage based upon general trends in the securities markets that occur subsequent to the close of the primary market for such securities.

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A fund that invests a significant portion of its assets in below-investment-grade (junk) bonds that may trade infrequently or are fair valued as discussed under "Valuation of securities" incurs a greater risk of excessive trading, as investors may seek to trade fund shares in an effort to benefit from their understanding of the value of those types of securities (referred to as price arbitrage).

Any frequent trading strategies may interfere with efficient management of a fund's portfolio and raise costs. A fund that invests in the types of securities discussed above may be exposed to this risk to a greater degree than a fund that invests in highly liquid securities. These risks would be less significant, for example, in a fund that primarily invests in U.S. government securities, money market instruments, investment-grade corporate issuers, or large-capitalization U.S. equity securities. Any successful price arbitrage may cause dilution in the value of the fund shares held by other shareholders.

Account information

The fund is required by law to obtain information for verifying an account holder's identity. For example, an individual will be required to supply his or her name, residential address, date of birth, and Social Security number. If you do not provide the required information, we may not be able to open your account. If verification is unsuccessful, the fund may close your account, redeem your shares at the next NAV, and take any other steps that it deems reasonable.

Certificated shares

The fund does not issue share certificates. Shares are electronically recorded.

Sales in advance of purchase payments

When you place a request to sell shares for which the purchase money has not yet been collected, the request will be executed in a timely fashion, but the fund will not release the proceeds to you until your purchase payment clears. This may take up to 10 business days after the purchase.

Dividends and account policies

Account statements

In general, you will receive account statements from your plan's recordkeeper. Every year you should also receive, if applicable, a Form 1099 tax information statement mailed by February 15 by your plan's recordkeeper.

The fund will provide account statements and other account information to shareholders as provided in participation agreements with the insurance companies and in John Hancock Retirement Select agreements with qualified retirement plans.

Dividends

The fund typically declares and pays income dividends and capital gains, if any, at least annually.

Dividend reinvestments

Most investors have their dividends reinvested in additional shares of the same class of the same fund. If you choose this option, or if you do not indicate any choice, your dividends will be reinvested. Alternatively, you may choose to have your dividends and capital gains sent directly to your bank account or a check may be mailed if your combined dividend and capital gains amount is $10 or more. However, if the check is not deliverable or the combined dividend and capital gains amount is less than $10, your proceeds will be reinvested. If five or more of your dividend or capital gains checks remain uncashed after 180 days, all subsequent dividends and capital gains will be reinvested.

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Taxability of dividends

Under current law, distributions of net investment income and net capital gain are not taxed to a life insurance company to the extent applied to increase the reserves for the company's variable annuity and life insurance contracts.

For investors who are not exempt from federal income taxes, dividends you receive from the fund, whether reinvested or taken as cash, are generally considered taxable. Dividends from the fund's short-term capital gains are taxable as ordinary income. Dividends from the fund's long-term capital gains are taxable at a lower rate. Whether gains are short-term or long-term depends on the fund's holding period. Some dividends paid in January may be taxable as if they had been paid the previous December.

The Form 1099 that is mailed to you every February, if applicable, details your dividends and their federal tax category, although you should verify your tax liability with your tax professional.

Returns of capital

If the fund's distributions exceed its taxable income and capital gains realized during a taxable year, all or a portion of the distributions made in the same taxable year may be recharacterized as a return of capital to shareholders. A return of capital distribution will generally not be taxable, but will reduce each shareholder's cost basis in the fund and result in a higher reported capital gain or lower reported capital loss when those shares on which the distribution was received are sold.

Taxability of transactions

Any time you sell or exchange shares, it is considered a taxable event for you if you are not exempt from federal income taxes. Depending on the purchase price and the sale price of the shares you sell or exchange, you may have a gain or a loss on the transaction. You are responsible for any tax liabilities generated by your transactions.

Additional investor services

Disclosure of fund holdings

The following information for each fund is posted on the website, jhinvestments.com, generally on the fifth business day after month end: top ten holdings; top ten sector analysis; total return/yield; top ten countries; average quality/maturity; beta/alpha; and top ten portfolio composition. All of the holdings of each fund will be posted to the website no earlier than 15 days after each calendar month end, and will remain posted on the website for six months. All of the holdings of each fund are also disclosed quarterly to the SEC on Form N-Q as of the end of the first and third quarters of the fund's fiscal year and on Form N-CSR as of the second and fourth quarters of the fund's fiscal year. A description of each fund's policies and procedures with respect to the disclosure of its portfolio securities is available in the SAI.

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For more information

Two documents are available that offer further information on the fund:

Annual/semiannual reports to shareholders

Additional information about a fund's investments is available in the fund's annual and semi-annual reports to shareholders. In a fund's annual report, you will find a discussion of the market conditions and investment strategies that significantly affected the fund's performance during its last fiscal year.

Statement of Additional Information (SAI)

The SAI contains more detailed information on all aspects of the fund and includes a summary of the fund's policy regarding disclosure of its portfolio holdings, as well as legal and regulatory matters. A current SAI has been filed with the SEC and is incorporated by reference into (and is legally a part of) this prospectus.

To obtain a free copy of these documents or request other information

There are several ways you can get a current annual/semiannual report, prospectus, or SAI from John Hancock, request other information, or make inquiries:

Online: jhinvestments.com

By mail:
John Hancock Funds
601 Congress Street
Boston, MA 02210-2805

By phone: 800-344-1029

You can also view or obtain copies of these documents through the SEC:

Online: sec.gov

By email (duplicating fee required): publicinfo@sec.gov

By mail (duplicating fee required):
Public Reference Section
Securities and Exchange Commission
Washington, DC 20549-1520

In person: at the SEC's Public Reference Room in Washington, DC

For access to the Reference Room, call 202-551-8090.

© 2017 JOHN HANCOCK FUNDS, LLC GMPPN 7/1/17 (as revised 2/6/18) SEC file number: 811-21777